        As filed with the Securities and Exchange Commission on January 31, 2007
                                               Securities Act File No. 333-56881
                                        Investment Company Act File No. 811-8817

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

           Registration Statement Under The Securities Act Of 1933[ ]
                      Pre-Effective Amendment No. _____ [ ]
                       Post-Effective Amendment No. 76[X]
                                     and/or
       Registration Statement Under The Investment Company Act Of 1940 [X]
                              Amendment No. 80 [X]
                        (Check appropriate box or boxes)

                                ING EQUITY TRUST
                 (Exact Name of Registrant Specified in Charter)

                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (800) 992-0180

               Huey P. Falgout, Jr.                          With copies to:
               ING Investments, LLC                      Jeffrey S. Puretz, Esq.
7337 E. Doubletree Ranch Road Scottsdale, AZ 85258             Dechert, LLP
      (Name and Address of Agent for Service)              1775 I Street, N.W.
                                                          Washington, DC 20006

                                   ----------

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to (a)(2) of Rule 485

[ ]  on (date) pursuant to paragraph (b)

[X]  on February 1, 2007 pursuant to paragraph (b)(1)

[ ]  on (date) pursuant to paragraph paragraph (b)(2)

If appropriate, check the following box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

================================================================================

                         ING EQUITY TRUST ("REGISTRANT")
                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

-    Cover Sheet

-    Contents of Registration Statement

-    Explanatory Note

-    Supplement dated February 1, 2007

- Registrant's ING Index Plus LargeCap Equity Fund II's Class A, Class B, and Class C Prospectus

-    Registrant's Related Statement of Additional Information

-    Part C

-    Signature Page

                                ING EQUITY TRUST
                                EXPLANATORY NOTE

This Post-Effective Amendment No. 76 to the Registration Statement ("Amendment") on Form N-1A for ING Equity Trust ("Registrant") is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of updating the disclosure to the Registrant's Class A, Class B, and Class C Prospectus, and related Statement of Additional Information, each dated February 1, 2007.

                                ING EQUITY TRUST
                               (THE "REGISTRANT")

                        Supplement dated February 1, 2007
     to the Class A, Class B, and Class C Prospectus, dated February 1, 2007

The Prospectus for the Registrant is hereby supplemented with the following information relating to "Information Regarding Trading of ING's U.S. Mutual Funds:"

INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

As discussed in earlier supplements, ING Investments, LLC ("Investments"), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Boards") of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Boards.

Investments has advised the Boards that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Boards that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC ("IFD"), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent ("AWC") with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and
(iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, Investments reported to the Boards that, at this time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

- Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

- ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

- In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the "SEC") on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC's Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Boards are the only instances of such trading respecting the ING Funds.

Investments reported to the Boards that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, Investments advised the Boards that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

- ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Investments reported to the Boards that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

- ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

- The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

- ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

- ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

OTHER REGULATORY MATTERS.

The New York Attorney General (the "NYAG") and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of Investments were named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation (the "NH Bureau") concerning ING's administration of the New Hampshire state employees deferred compensation plan.

On October 10, 2006, an affiliate of Investments entered into an assurance of discontinuance with NYAG (the "NYAG Agreement") regarding the endorsement of its products by the New York State United Teachers Union Member Benefits Trust ("NYSUT") and the sale of their products to NYSUT members. Under the terms of the NYAG Agreement, the affiliate of Investments, without admitting or denying the NYAG's findings, will distribute $30 million to NYSUT members, and/or former NYSUT members, who participated in the NYSUT endorsed products at any point between January 1, 2001 and June 30, 2006. The affiliate also agreed with the NYAG's office to develop a one page disclosure that will further improve transparency and disclosure regarding retirement product fees (the "One Page Disclosure"). Pursuant to the terms of the NYAG Agreement, the affiliate has agreed for a five year period to provide its retirement product customers with the One Page Disclosure.

In addition, on the same date, affiliates of Investments entered into a consent agreement with the NH Bureau (the "NH Agreement") to resolve the petition for relief and cease and desist order. Under the terms of the NH Agreement, these affiliates of Investments, without admitting or denying the NH Bureau's claims, have agreed to pay $3 million to resolve the matter and for a five year period to provide their retirement product customers with the One Page Disclosure described above.

Other federal and state regulators could initiate similar actions in this or other areas of ING's business.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                          PROSPECTUS

                             Prospectus



                             FEBRUARY 1, 2007



                             Class A, Class B, and Class C



                              - ING Index Plus LargeCap Equity Fund II

                                (formerly, ING Principal Protection Fund II)


       This Prospectus contains important
       information about investing in
       Class A, Class B, and Class C
       shares of the ING Index Plus
       LargeCap Equity Fund II. You
       should read it carefully before
       you invest, and keep it for future
       reference. Please note that your
       investment: is not a bank deposit,
       is not guaranteed by the Federal
       Deposit Insurance Corporation
       ("FDIC"), the Federal Reserve
       Board or any other government
       agency and is affected by market
       fluctuations. There is no
       guarantee that the Fund will
       achieve its objective. As with all
       mutual funds, the U.S. Securities
       and Exchange Commission ("SEC")
       has not approved or disapproved
       these securities nor has the SEC
       judged whether the information in
       this prospectus is accurate or
       adequate. Any representation to
       the contrary is a criminal
       offense.
                                                          (ING FUNDS LOGO)

(U.S. CAPITOL PHOTO)

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         INVESTMENT
         OBJECTIVE



[COMPASS GRAPHIC]
         PRINCIPAL
         INVESTMENT
         STRATEGIES



[SCALE GRAPHIC]
          RISKS



[DOLLAR GRAPHIC]
         HOW THE
         FUND HAS
         PERFORMED



[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



These pages contain a description of the ING Index Plus LargeCap Equity Fund II ("Fund"), including its investment objective, principal investment strategies and risks.

You'll also find:

HOW THE FUND HAS PERFORMED. A chart that shows the Fund's financial performance for the past ten years (or since inception, if shorter).

WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in the Fund.

    INTRODUCTION TO THE FUND                                1
    ING INDEX PLUS LARGECAP EQUITY FUND II                  2
    WHAT YOU PAY TO INVEST                                  5
    SHAREHOLDER GUIDE                                       7
    MANAGEMENT OF THE FUND                                 17
    MORE INFORMATION ABOUT RISKS                           18
    DIVIDENDS, DISTRIBUTIONS AND TAXES                     20
    FINANCIAL HIGHLIGHTS                                   22
    WHERE TO GO FOR MORE INFORMATION               BACK COVER

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                        INTRODUCTION TO THE FUND
--------------------------------------------------------------------------------

 Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities in which they invest. Please read this Prospectus carefully to be sure you understand the principal investment strategies and risks associated with the Fund. You should consult the Statement of Additional Information ("SAI") for a complete list of the investment strategies and risks.





                     [TELEPHONE GRAPHIC]

 If you have any questions about the Fund, please call your investment professional or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.

The Fund seeks to outperform the total return performance of the Standard & Poor's 500(R) Composite Price Stock Index ("S&P 500(R) Index"), while maintaining a risk profile consistent with the index.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Introduction to the Fund       1

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER
ING INDEX PLUS LARGECAP EQUITY FUND II             ING Investment Management Co.
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE



The Fund seeks to outperform the total return performance of the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"), while maintaining a risk profile consistent with the index.


PRINCIPAL INVESTMENT STRATEGIES


The Fund is managed by ING Investment Management Co. ("Sub-Adviser"), subject to oversight by ING Investments LLC ("Adviser"). The Sub-Adviser normally invests at least 80% of the Fund's net assets in certain stocks, as described below, included in the S&P 500(R) Index. The Fund will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

The Sub-Adviser normally invests in stocks included in the S&P 500(R) Index with a minimum market capitalization of $3 billion, although the weightings of the stocks will vary somewhat from their respective weightings in the S&P 500(R) Index, as further described below. The S&P 500(R) Index is a stock market index composed of common stocks of 500 of the largest publicly traded companies in the United States selected by Standard and Poor's Corporation. The Sub-Adviser employs an enhanced index strategy. This means that the Sub-Adviser manages the Fund by overweighting those stocks that it believes will outperform the S&P 500(R) Index and underweighting (or avoiding altogether) those stocks that it believes will underperform the S&P 500(R) Index ("Enhanced Index Strategy"). Stocks that the Sub-Adviser believes are likely to match the performance of the S&P 500(R) Index are generally invested in proportion to their representation in the index. To determine which stocks to weight more or less heavily, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. Although the Fund will not hold all of the stocks in the S&P 500(R) Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Fund and that of the S&P 500(R) Index in both rising and falling markets.

INVESTMENT STRATEGIES UNDER CERTAIN MARKET CONDITIONS -- in order to replicate investment in stocks listed on the S&P 500(R) Index, in the event that the Fund's market value is $5 Million or less or to manage inflows or large amounts of cash, the Sub-Adviser may invest all or a portion of the Fund's assets in S&P 500(R) Index futures, in exchange traded funds ("ETFs"), or in a combination of S&P 500(R) Index futures and ETFs, subject to any limitation on the Fund's investments in such securities (subject to restrictions imposed by the Investment Company Act of 1940, as amended, "1940 Act"). ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. The Sub-Adviser will not employ an Enhanced Index Strategy when it invests in S&P 500(R) Index futures and ETFs.


The Fund may invest in other investment companies to the extent permitted under the 1940 Act, and the rules and regulations thereunder.


The Fund may invest in derivative instruments, including but not limited to futures contracts and options. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising among others.

PRINCIPAL RISKS


Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with the Fund. You should consult the Statement of Additional Information ("SAI") for a complete list of the risks and strategies.

For instructions on obtaining an SAI, see "Where to Go for More Information" later in this Prospectus.

The principal risks of an investment in the Fund are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Other risks include the Fund's use of futures contracts and options.

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others.

MANAGER -- the success of the Fund's strategy depends significantly on the Sub-Adviser's skill in determining which securities to overweight, underweight or avoid altogether.

DERIVATIVES -- generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include options, forwards and futures. Derivatives are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity, which could cause the Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the Adviser or Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the

 2      ING Index Plus LargeCap Equity Fund II

                                          ING INDEX PLUS LARGECAP EQUITY FUND II
--------------------------------------------------------------------------------

market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.


OTHER INVESTMENT COMPANIES -- the main risk of investing in other investment companies is the risk that the value of the underlying securities might decrease. Because the Fund invests in other investment companies, you may pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Fund.


SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and it may lose the opportunity to sell them at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund.

PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

See also "More Information About Risks" later in this Prospectus.

The Board of Trustees may, in its discretion, cause the Fund to be liquidated without shareholder approval, unless otherwise required by law.

OTHER CONSIDERATIONS

In addition to the principal investment strategies and principal risks described above, the Fund may also invest in other securities, engage in other practices and be subject to additional risks as discussed in the SAI.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                  ING Index Plus LargeCap Equity Fund II       3

ING INDEX PLUS LARGECAP EQUITY FUND II
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
FUND HAS
PERFORMED

                 The following information is intended to help you understand the risks of investing in the Fund. The value of your shares in the Fund will fluctuate depending on the Fund's investment performance. The bar chart and table below show the changes in the Fund's performance from year to year, and the table compares the Fund's performance to the performance of two broad measures of market performance for that same period. The Fund's past performance (before and after income taxes) is no guarantee of future results.


The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A shares from year to year. These figures do not reflect sales charges and would be lower if they did.

                      YEAR-BY-YEAR TOTAL RETURNS (%)(1)(2)
                (FOR THE PERIOD ENDED DECEMBER 31 OF EACH YEAR)

 1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
 ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
                                                       2.19     0.87     0.67     4.73

            BEST AND WORST QUARTERLY PERFORMANCE DURING THIS PERIOD:

                         BEST: 2nd Quarter 2003: 2.33%


                        WORST: 2nd Quarter 2004: (2.20)%


The table below provides some indication of the risks of investing in the Fund by comparing the Fund's Class A, Class B, and Class C shares' performance to those of two broad measures of market performance -- the S&P 500(R) Index and the Lehman Brothers 1-3 Year Government Index. It is not possible to invest directly in the indices. The table also shows returns on a before tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.

In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

After-tax returns are shown for Class A only. After-tax returns for other classes will vary.

                       AVERAGE ANNUAL TOTAL RETURNS(1)(2)
                   (FOR THE PERIODS ENDED DECEMBER 31, 2006)


                                                                                    5 YEARS
                                                                    1 YEAR     (OR LIFE OF CLASS)    10 YEARS
CLASS A RETURN BEFORE TAXES(3)                                  %   (1.33)            0.64(2)          N/A
Class A Return After Taxes on Distributions(3)                  %   (2.40)           (0.29)(2)         N/A
Class A Return After Taxes on Distributions and Sale of Fund
Shares(3)                                                       %   (0.79)(4)         0.02(2)          N/A
S&P 500(R) Index (reflects no deduction for fees, expenses
or taxes)(5)                                                    %   15.79             6.62(6)          N/A
Lehman Brothers 1-3 year Government Index (reflects no
deduction for fees, expenses or taxes)(7)                       %    4.12             2.97(6)          N/A
CLASS B RETURN BEFORE TAXES(8)                                  %   (1.02)            0.53(2)          N/A
S&P 500(R) Index (reflects no deduction for fees, expenses
 or taxes)(5)                                                   %   15.79             6.62(6)          N/A
Lehman Brothers 1-3 year Government Index (reflects no
deduction for fees, expenses or taxes)(7)                       %    4.12             2.97(6)          N/A
CLASS C RETURN BEFORE TAXES(9)                                  %    2.96             1.09(2)          N/A
S&P 500(R) Index (reflects no deduction for fees, expenses
 or taxes)(5)                                                   %   15.79             6.62(6)          N/A
Lehman Brothers 1-3 year Government Index (reflects no
deduction for fees, expenses or taxes)(7)                       %    4.12             2.97(6)          N/A



(1) Effective February 1, 2007 the Fund changed its name from ING Principal Protection Fund II to ING Index Plus LargeCap Equity Fund II. Prior to February 1, 2007, the Fund had a different investment objective and different principal investment strategies.


(2) Class A, Class B and Class C shares commenced operations on February 1,
    2002.

(3) Reflects deduction of the maximum Class A sales charge of 5.75%.


(4) The Class A Return after taxes on distributions and sale of Fund shares is a lower overall loss (higher return) than the Class A return before taxes due to the tax benefit of selling Fund shares at a loss.



(5) The S&P 500(R) Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States.



(6) The index returns for Class A, Class B and Class C shares are for the period beginning February 1, 2002.



(7) The Lehman Brothers 1-3 Year Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. Government, or any agency thereof, or any quasi-federal corporation. The Index also includes corporate debt guaranteed by the U.S. Government.



(8) Reflects deduction of the deferred sales charge of 5.00% and 3.00% for the 1 Year and Life of Class returns, respectively.



(9) Reflects deduction of the deferred sales charge of 1.00% for the 1 Year return.


 4      ING Index Plus LargeCap Equity Fund II

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]


       There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and the estimated operating expenses for the Fund. These expenses are based on the expenses paid by the Fund in the fiscal year ended May 31, 2006 adjusted for a reduction in the management fee related in part to the change in the investment objective and principal strategies effective February 1, 2007. Actual expenses paid by the Fund may vary from year to year.


FEES YOU PAY DIRECTLY

                                                                CLASS A(1)    CLASS B    CLASS C
------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT (AS A % OF OFFERING
  PRICE)                                                           3.00(2)(3)  None       None
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)                                        None        5.00(4)    1.00(5)

 (1) The Fund does not impose any front-end sales charge on reinvested dividends or distributions.
 (2) Effective February 1, 2007, the Class A sales charge is reduced.

 (3) Reduced for purchases of $50,000 and over. Please see page 9.


 (4) A contingent deferred sales charge ("CDSC") of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page 9.


 (4) A CDSC is imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page 9.


 (5) A CDSC is imposed upon redemptions within 1 year from purchase. Please see page 9.


OPERATING EXPENSES PAID EACH YEAR BY THE FUND(1)
(as a % of average net assets)


                                                    DISTRIBUTION                                                          NET
                                                   AND/OR SERVICE                       TOTAL          WAIVERS/         EXPENSES
                                    MANAGEMENT        (12B-1)            OTHER        OPERATING     REIMBURSEMENTS        AND
                                       FEE              FEES          EXPENSES(2)     EXPENSES      AND RECOUPMENT     RECOUPMENT
---------------------------------------------------------------------------------------------------------------------------------
 Class A                     %         0.45             0.25              0.45          1.15             --               1.15
 Class B                     %         0.45             1.00              0.45          1.90             --               1.90
 Class C                     %         0.45             1.00              0.45          1.90             --               1.90


--------------------------------------------------------------------------------

 (1) The table shows the estimated operating expenses for the Fund by class as a ratio of expenses to average daily net assets. These estimated expenses are based on the Fund's actual operating expenses for its most recently completed fiscal year as adjusted for contractual changes, if any, and fee waivers to which ING Investments, LLC, the investment adviser to the Fund has agreed.

 (2) ING Funds Services, LLC receives an annual administrative fee equal to 0.10% of the Fund's average daily net assets.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                  What You Pay to Invest       5

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]


EXAMPLES


The Examples that follow are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Each Example assumes that you invested $10,000, that you reinvested all your dividends, that the Fund earned an average annual return of 5%, and that annual operating expenses remained at the current level. Keep in mind that this only an estimate -- actual expenses and performance may vary.


CLASS A


                                                                      1 YEAR     3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------------------------
                                                                $      414         654          914       1,656


CLASS B

                                                            IF YOU SELL YOUR SHARES
                                                  -------------------------------------------
                                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------------
                                                   693         897        1,226       2,027
                                            $

                                                 IF YOU DON'T SELL YOUR SHARES
                                          -------------------------------------------
                                          1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------  -------------------------------------------
                                           193         597        1,026       2,027


CLASS C

                                                            IF YOU SELL YOUR SHARES
                                                  -------------------------------------------
                                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------------
                                                   293         597        1,026       2,222
                                            $

                                                 IF YOU DON'T SELL YOUR SHARES
                                          -------------------------------------------
                                          1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------  -------------------------------------------
                                           193         597        1,026       2,222


 6      What You Pay to Invest

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

ING PURCHASE OPTIONS

You may select from the following classes of shares: Class A, Class B, and Class C.

CLASS A


- Front-end sales charge, as described on page 9.


- Distribution and service (12b-1) fee of 0.25%.

CLASS B

- No front-end sales charge; all your money goes to work for you right away.


- Distribution and service (12b-1) fees of 1%.



- A contingent deferred sales charge ("CDSC"), as described on page 9.


- Automatic conversion to Class A after eight years, thus reducing future annual expenses.


- Class B shares of the "Fund" are closed to new investment, except that (1) Class B Shares of ING Index Plus LargeCap Equity Fund may be purchased through the reinvestment of dividends issued by Class B shares of the Fund; and (2) subject to the terms and conditions of relevant exchange privileges and as permitted under the Prospectus, existing shareholders of the Fund may acquire Class B shares of the Fund through the exchange of other funds in the ING mutual funds complex.


CLASS C

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.


- A 1% CDSC on shares sold within one year of purchase.


- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

- Class C level throughout the life of your investment.

When choosing between classes, you should carefully consider:

- How long you plan to hold the Fund;

- The amount of your investment;

- The expenses you'll pay for each class, including ongoing annual expenses along with the initial sales charge or the CDSC; and

- Whether you qualify for any sales charge discounts.

The relative impact of the initial sales charge and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value ("NAV") than Class A shares.

Class B shares are not intended for purchase in excess of $100,000 and Class C shares are not intended for purchase in excess of $1,000,000. Purchase orders from an individual investor for Class B shares in excess of $100,000 and Class C shares in excess of $1,000,000 will be declined.

Because the Fund may not be able to identify an individual investor's trading activities when investing through omnibus account arrangements, you and/or your investment professional are responsible for ensuring that your investment in Class B shares does not exceed the maximum of $100,000. The Fund cannot ensure that it will identify purchase orders that would cause your investment in Class B shares or Class C shares to exceed the maximum allowed amount. When investing through such arrangements, you and/or your investment professional should be diligent in determining that you have selected the correct share class for you.

You and/or your investment professional also should take care to assure that you are receiving any sales charge reductions or other benefits to which you may be entitled. As an example, as is discussed below, you may be able to reduce a Class A sales charge payable by aggregating purchases to achieve breakpoint discounts. The Fund uses the net amount invested when determining whether a shareholder has reached the required investment amount in order to be eligible for a breakpoint discount. In order to ensure that you are receiving any applicable sales charge reduction, it may be necessary for you to inform the Fund or your financial intermediary of the existence of other accounts that may be eligible to be aggregated. The SAI discusses specific classes of investors who may be eligible for a reduced sales charge. In addition, more information regarding sales charges and applicable breakpoints may be found on the Fund's website by going to www.ingfunds.com, clicking on the "Fund Information" link, and then using the "Shareholder Guides" link found under the "Related Topics" section and selecting the appropriate Fund link. Please review the disclosure about all of the available Fund classes carefully. Before investing, you should discuss which class of shares is right for you with your investment professional and review the prospectus for that share class.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of promoting the Fund and servicing shareholder accounts, each class of the Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase an investor's cost of investing and may exceed the cost of paying other types of sales charges.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide       7

SHAREHOLDER GUIDE                                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

HOW WE COMPENSATE INTERMEDIARIES FOR SELLING ING MUTUAL FUNDS

ING mutual funds are distributed by ING Funds Distributor, LLC ("Distributor"). The Distributor is a broker-dealer that is licensed to sell securities. The Distributor generally does not sell directly to the public but sells and markets its products through intermediaries such as other broker-dealers. Each ING mutual fund also has an investment adviser ("Adviser") which is responsible for managing the money invested in each of the mutual funds. Both of these entities (collectively, "ING") may compensate an intermediary for selling ING mutual funds.

Only persons licensed with the National Association of Securities Dealers ("NASD") as a registered representative (often referred to as a broker or financial advisor) and associated with a specific broker-dealer may sell an ING mutual fund to you. The Distributor has agreements in place with each of these broker-dealers defining specifically what those broker-dealers will be paid for the sale of a particular ING mutual fund. Those broker-dealers then pay the registered representative who sold you the mutual fund some or all of what they receive from ING. They may receive a payment when the sale is made and can, in some cases, continue to receive payments while you are invested in the mutual fund.


The Fund's Adviser or Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash or non-cash compensation to intermediaries selling shares of the Fund, including affiliates of the Adviser and the Distributor. These amounts would be in addition to the distribution payments made by the Fund under the Distribution Agreements. The payments made under these arrangements are paid by the Adviser or the Distributor. Additionally, if a fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in funds advised by ING meets certain target levels or increases over time.


The Distributor may pay, from its own resources, additional fees to these brokers-dealers or other financial institutions, including affiliated entities. These additional fees paid to intermediaries may take the following forms: (1) a percentage of that entity's customer assets invested in ING mutual funds; or (2) as a percentage of that entity's gross sales; or (3) some combination of these payments. These payments may, depending on the broker-dealer's satisfaction of the required conditions, be periodic and may be up to (1) 0.30% per annum of the value of the Fund's shares held by the broker-dealer's customers or (2) 0.20% of the value of the Fund's shares sold by the broker-dealer during a particular period. In accordance with these practices, if you invested $10,000, the Distributor could pay a maximum of $30 for that sale. If that initial investment averages a value of $10,000 over the year, the Distributor could pay a maximum of $20 on those assets.


The Fund's Adviser or Distributor may provide additional cash or non-cash compensation to third parties selling our mutual funds, including affiliated companies. This may take the form of cash incentives and non-cash compensation, and may include but is not limited to: cash; merchandise; trips; occasional entertainment; meals or tickets to a sporting event; client appreciation events; payment for travel expenses (including meals and lodging) to pre-approved training and education seminars; and payment for advertising and sales campaigns. The Distributor may also pay concessions in addition to those described above to broker-dealers so that ING mutual funds are made available by that broker-dealer for their customers. Sub-Advisers of the fund may contribute to non-cash compensation arrangements.


Not all mutual funds pay the same amount to the broker-dealers who sell their mutual funds. Broker-dealers can receive different payments based on the mutual funds they offer, the companies with whom they are doing business, and how much they sell. What these broker-dealers are paid also varies depending on the class of mutual fund you purchase.


The top 25 firms we paid to sell our mutual funds, as of the end of the last calendar year are: Advest, Inc.; A.G. Edwards & Sons; Charles Schwab & Co., Inc.; Citigroup; Directed Services, LLC; Financial Network Investment Corporation; First Clearing LLC; H&R Block Financial Advisors; ING DIRECT Securities, Inc.; ING Financial Partners Inc.; Legg Mason Wood Walker, Inc.; Linsco/Private Ledger Corporation; Merrill Lynch; Morgan Stanley Dean Witter; National Financial Services Corporation; Oppenheimer & Co.; Pershing Sweep; Primevest Financial Services, Inc.; Raymond James Financial Services; RBC Dain Rauscher, Inc.; UBS Financial Services Inc.; Wachovia Securities, Inc; and Wells Fargo Investments.


Your registered representative or broker-dealer could have a financial interest in selling you a particular mutual fund, or the mutual funds of a particular company, to increase the compensation they receive. Please make sure you read fully each mutual fund prospectus and discuss any questions you have with your registered representative.

 8      Shareholder Guide

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

SALES CHARGE CALCULATION

CLASS A

Class A shares of the Fund are sold subject to the following sales charge:

                            AS A % OF THE
                              OFFERING      AS A % OF NET
YOUR INVESTMENT               PRICE(1)       ASSET VALUE
 Less than $50,000              3.00            3.09
 $50,000 - $99,999              2.50            2.56
 $100,000 - $249,999            2.00            2.04
 $250,000 - $499,999            1.50            1.52
 $500,000 - $999,999            1.00            1.51
 $1,000,000 and over                  See below

(1) The term "offering price" includes the front-end sales charge.

INVESTMENTS OF $1 MILLION OR MORE. There is no front-end sales charge for purchases of Class A shares in an amount of $1 million or more. However, the shares may be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of purchase, as follows:

                                       PERIOD DURING WHICH
YOUR INVESTMENT                 CDSC      CDSC APPLIES
 $1,000,000 - $2,499,999        1.00%        2 Years
 $2,500,000 - $4,999,999        0.50%        1 Year
 $5,000,000 and over            0.25%        1 Year

CLASS B AND CLASS C

Class B and Class C shares are offered at their NAV per share without any initial sales charge. However, you may be charged a CDSC on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the NAV of the shares at the time of purchase or redemption. The CDSCs are as follows:

CLASS B DEFERRED SALES CHARGE

                                                      CDSC ON SHARES
YEARS AFTER PURCHASE                                    BEING SOLD
 1st year                                                  5.00%
 2nd year                                                  4.00%
 3rd year                                                  3.00%
 4th year                                                  3.00%
 5th year                                                  2.00%
 6th year                                                  1.00%
 After 6th year                                            none

CLASS C DEFERRED SALES CHARGE

                                                      CDSC ON SHARES
YEARS AFTER PURCHASE                                    BEING SOLD
 1st year                                                  1.00%
 After 1st year                                            none

To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund will first redeem shares in your account that are not subject to a CDSC and then will sell shares that have the lowest CDSC.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCED OR WAIVED FRONT-END SALES CHARGES. You may reduce the initial sales charge on a purchase of Class A shares of the Fund by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

- LETTER OF INTENT -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.


- RIGHTS OF ACCUMULATION -- lets you add the value of shares of any open-end ING Fund (excluding ING Money Market Fund and ING Classic Money Market Fund) you already own to the amount of your next purchase for purposes of calculating the sales charge.


- COMBINATION PRIVILEGE -- shares held by investors in the ING Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.

In addition, certain investors may be eligible for special purchases of Class A shares at NAV. This may be done by:

- REINSTATEMENT PRIVILEGE -- If you sell Class A shares of the Fund (or shares of other ING Funds managed by ING Investments, LLC) and reinvest any of the proceeds in Class A shares of another ING Fund within 90 days. For additional information regarding the reinstatement privilege, contact a Shareholder Services Representative, or see the SAI; or

- PURCHASES BY CERTAIN ACCOUNTS -- Class A shares may be purchased at NAV by certain fee-based programs offered through selected registered investment advisers, broker dealers and other financial intermediaries.

See the Account Application or the SAI for details, or contact your financial representative or the Shareholder Services Representative for more information.

CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

- Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

- For Class B and Class C shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12.00% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12.00% annually.

- Mandatory distributions from a tax-deferred retirement plan or an Individual Retirement Account ("IRA").

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide       9

SHAREHOLDER GUIDE                                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

  However, if you purchased shares that were part of the Nicholas-Applegate Mutual Funds, you may be eligible for a CDSC waiver prior to the mandatory distribution age.

- Reinvestment of dividends and capital gains distributions.

If you think you may be eligible for a CDSC waiver, contact your investment professional or a Shareholder Services Representative.


REINSTATEMENT PRIVILEGE. If you sell Class A, Class B or Class C shares of the Fund, you may be eligible for a full or prorated credit of CDSCs paid on the sale when you make an investment up to the same amount you redeemed in the same share class if it occurs within 90 days of the eligible sale. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your investment professional or a Shareholder Services Representative, or see the SAI for more information.


 10      Shareholder Guide

HOW TO PURCHASE SHARES                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

PURCHASE OF SHARES

CLASS A, CLASS B AND CLASS C

Shares of the Fund may only be purchased by existing shareholders. There are no investment minimums for any subsequent investments.


Make your investment using the methods outlined in the table on the right.

The Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third-party checks, money orders and checks drawn on non-US banks (even if payment may be effect through a U.S. bank) generally will not be accepted. The Fund and the Distributor reserve the right to waive minimum investment amounts. The Fund and the Distributor reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs).

CUSTOMER IDENTIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.


What this means for you: The Fund, the Distributor or a third-party selling you the Fund must obtain the following information for each person that opens an account:


- Name;

- Date of birth (for individuals);

- Physical residential address (although post office boxes are still permitted for mailing); and

- Social security number, taxpayer identification number, or other identifying number.

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

FEDERAL LAW PROHIBITS THE FUND, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FROM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.


            Method                    Additional Investment
     BY CONTACTING YOUR       Visit or consult an investment
     INVESTMENT               professional.
     PROFESSIONAL



     BY MAIL                  Fill out the Account Additions form
                              included on the bottom of your account
                              statement along with your check
                              payable to the ING Funds and mail them
                              to the address on the account
                              statement. Remember to write you
                              account number on the check.



     BY WIRE                  Call the ING Operations Department at
                              (800) 992-0180 and select Option 4 to
                              obtain an account number and indicate
                              your investment professional on the
                              account. Instruct you bank to wire
                              funds to the Fund in the care of:



                              State Street Bank and Trust Company
                              ABA #101003621
                              Kansas City, MO
                              credit to: -------------------- (the
                              Fund)
                              A/C #751-8315; for further credit to:
                              Shareholder A/C #--------------------
                              (A/C # you received over the
                              telephone)
                              Shareholder Name:
                              --------------------
                              (Your Name Here)



                              After wiring funds you must complete
                              the Account Application and send it
                              to:



                              ING Funds
                              P.O. Box 219368
                              Kansas City, MO
                              64121-6368

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       11

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

FREQUENT TRADING - MARKET TIMING


The Fund is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Fund. The Fund reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a shareholder's or retirement plan participant's intermediary, that the Fund determines not to be in the best interest of the Fund.

The Fund believes that market timing or frequent, short-term trading in any account, including a retirement plan account, is not in the best interest of the Fund or its shareholders. Due to the disruptive nature of this activity, it can adversely affect the ability of the Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can raise the Fund's expenses through: increased trading and transaction costs; increased administrative costs; and lost opportunity costs. This in turn can have an adverse effect on the Fund's performance.

Because the Fund may invest in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Fund computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Fund's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur even if the Fund does not invest in foreign securities. For example, if trading in a security held by the Fund is halted and does not resume prior to the time the Fund calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, if the Fund holds thinly-traded securities, such as certain small-capitalization securities, it may be exposed to varying levels of pricing arbitrage. The Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Fund's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Fund's shares, which negatively affects long-term shareholders.

The Fund's Board of Trustees ("Board") has adopted policies and procedures designed to deter frequent, short-term trading in shares of the Fund. Consistent with this policy, the Fund monitors trading activity. Shareholders may make exchanges among their accounts with ING Funds 4 times each year. All exchanges occurring on the same day for all accounts (individual, IRA, 401(k), etc.) beneficially owned by the same shareholder will be treated as a single transaction for these purposes. Subsequent transactions may not be effected within 30 days of the last transaction. In addition, purchase and sale transactions that are the functional equivalent of exchanges will be subject to these limits. On January 1 of each year, the restriction will be reset for all shareholders and any trade restrictions that were placed on an account due to a violation of the policy in the prior year will be removed. The Fund reserves the right to specifically address any trading that might otherwise appear to comply with the restrictions described above if, after consultation with the appropriate compliance personnel, it is determined that such trading is nevertheless abusive or adverse to the interests of long-term shareholders. The Fund also reserves the right to modify the frequent trading-market timing policy at any time without prior notice, depending on the needs of the Fund and/or state or federal regulatory requirements.

If an activity is identified as problematic after further investigation, the Fund reserves the right to take any necessary action to deter such activity. Such action may include, but not be limited to: rejecting additional purchase orders, whether directly or by exchange; extending settlement of a redemption up to seven days; rejecting all purchase orders from broker-dealers or their registered representatives suspected of violating the Fund's frequent trading policy; or termination of the selling group agreement or other agreement with broker-dealers or other financial intermediaries associated with frequent trading.

Although the restrictions described above are designed to discourage frequent, short-term trading, none of them alone, nor all of them taken together, can eliminate the possibility that frequent, short-term trading activity in the Fund will occur. Moreover, in enforcing such restrictions, the Fund is often required to make decisions that are inherently subjective. The Fund strives to make these decisions to the best of its abilities in a manner that it believes is in the best interest of shareholders.


Shareholders may invest in the Fund through omnibus account arrangements with financial intermediaries. Such intermediaries include broker-dealers, banks, investment advisers, recordkeepers, retirement plans, variable insurance products, trusts and fee-based program accounts. Omnibus accounts generally do not identify customers' trading activity on an individual basis. The ability of the Fund to monitor exchanges made by the underlying shareholders in omnibus accounts maintained by financial intermediaries therefore is severely limited. Consequently, the Fund must rely on the financial intermediary to monitor frequent, short-term trading within the Fund by the financial intermediary that it has procedures adequate to monitor and address frequent, short-term trading. There is, however, no guarantee that the Fund will be able to identify individual shareholders who may be making frequent, short-term trades or curtail their trading activity. The Fund seeks to implement the policies and procedures described above through instructions to the Fund's administrator, ING Funds Services, LLC.


RETIREMENT PLANS


The Fund has available prototype qualified retirement plans for corporations and for self-employed individuals. It also has available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain no-profit, tax-exempt organizations. State Street Bank and Trust Company ("SSB") acts as the custodian under these plans. For further information, contact a Shareholder Services Representative at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.

 12      Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

You may redeem shares using the methods outlined in the table on the right.


Under unusual circumstances, the Fund may suspend the right of redemption as allowed by federal securities laws.


SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $10,000 in the case of Class A, Class B or Class C shares.

- Minimum withdrawal amount is $100 in the case of Class A, Class B or Class C shares.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Services Representative, refer to the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined NAV, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delays, purchases should be made by bank wire or federal funds.

The Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, the Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1.00% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


            Method                         Procedures
     BY CONTACTING YOUR       You may redeem by contacting your
     INVESTMENT               investment professional. Investment
     PROFESSIONAL             professionals may charge for their
                              services in connection with your
                              redemption request, but neither the
                              Fund nor the Distributor imposes any
                              such charge.
     BY MAIL                  Send a written request specifying the
                              Fund's name and share class, your
                              account number, the name(s) in which
                              the account is registered, and the
                              dollar value or number of shares you
                              wish to redeem to:



                              ING Funds
                              P.O. Box 219368
                              Kansas City, MO 64121-6368



                              If certified shares have been issued,
                              the certificate must accompany the
                              written request. Corporate investors
                              and other associations must have an
                              appropriate certification on file
                              authorizing redemptions. A suggested
                              form of such certificate is provided
                              on the Account Application. A
                              signature guarantee may be required.
     BY TELEPHONE --          You may redeem shares by telephone on
     EXPEDITED REDEMPTION     all accounts other than retirement
                              accounts, unless you check the box on
                              the Account Application which
                              signifies that you do not wish to use
                              telephone redemptions. To redeem by
                              telephone, call the Shareholder
                              Servicing Agent at (800) 992-0180.



                              RECEIVING PROCEEDS BY CHECK:



                              You may have redemption proceeds (up
                              to a maximum of $100,000) mailed to an
                              address which has been on record with
                              ING Funds for at least 30 days.



                              RECEIVING PROCEEDS BY WIRE:



                              You may have redemption proceeds
                              (subject to a minimum of $5,000) wired
                              to your pre-designated bank account.
                              You will not be able to receive
                              redemption proceeds by wire unless you
                              check the box on the Account
                              Application which signifies that you
                              wish to receive redemption proceeds by
                              wire and attach a voided check. Under
                              normal circumstances, proceeds will be
                              transmitted to your bank on the
                              business day following receipt of your
                              instructions, provided redemptions may
                              be made. In the event that share
                              certificates have been issued, you may
                              not request a wire redemption by
                              telephone.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       13

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE


The NAV per share for each class of the Fund is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each class of the Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. Shares of investment companies held by the Fund will generally be valued at the latest NAV reported by that investment company. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.


Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Fund's NAV is not calculated. As a result, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


When market quotations are not available or are deemed unreliable, the Fund will use a fair value for the security that is determined in accordance with procedures adopted by the Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

- Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

- Securities of an issuer that has entered into a restructuring;

- Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there are no current market value quotations; and

- Securities that are restricted as to transfer or resale.

The Fund or the Adviser may rely on the recommendations of a fair value pricing service approved by the Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Fund's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

PRICE OF SHARES

When you buy shares of the Fund, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable CDSC. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS


Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or the Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after Market Close, the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before Market Close and promptly transmit the order to the Transfer Agent or the Distributor.


You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Fund will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

 14      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

EXCHANGES


You may exchange shares of the Fund for shares of the same class of any other ING Fund, except for ING Corporate Leaders Trust Fund, without paying any additional sales charge. However, for Class A shares of ING Money Market Fund and ING Classic Money Market Fund, for which no sales charge was paid, you must pay the applicable sales load on an exchange into Class A shares of another fund. Shares subject to a CDSC will continue to age from the date the original shares were purchased. If you exchange shares of a fund that, at the time you acquired the shares, was a Nicholas-Applegate Mutual Fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired.



The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes.



If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis. It is not expected that a secondary market for the ING Senior Income Fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, ING Senior Income Fund will normally make monthly repurchase offers for 5.00% of its outstanding common shares. If more than 5.00% of ING Senior Income Fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180 or by going to www.ingfunds.com.


In addition to the Fund available in this Prospectus, the Distributor offers many other funds. Shareholders exercising the exchange privilege with any other ING Fund should carefully review the prospectus of that fund. For a list of the other funds offered by the Distributor please see the inside back cover of this prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this Prospectus by calling (800) 922-0180 or by going to www.ingfunds.com.

You will automatically have the ability to request an exchange by calling the Shareholder Services Representative unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. The Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

CDSC ON EXCHANGES TO ING SENIOR INCOME FUND


You are not required to pay an applicable CDSC upon an exchange from the Fund described in this Prospectus into ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your common shares for repurchase by that fund, the Fund's CDSC will apply. After an exchange into ING Senior Income Fund, the time period for application of the CDSC will be calculated based on the first date you acquired your shares in the ING Fund.


SYSTEMATIC EXCHANGE PRIVILEGE


With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except for ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.


SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Fund reserves the right upon 30 days' written notice to redeem, at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for
IRAs) has a value that is less than the Fund minimum. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount allowed and will allow the shareholder 30 days to make an additional investment in an amount that will increase the value of the account to the minimum before the redemption is processed. Your account will not be closed if its drop in value is due to Fund performance.

ACCOUNT ACCESS

Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Service Representative you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select option 1, obtain

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       15

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this Prospectus.

HOUSEHOLDING

To reduce expenses, we may mail only one copy of the Fund's prospectus, and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 992-0180 or speak to your investment professional. We will begin sending you individual copies 30 days after receiving your request.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI. The Fund posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Fund will post the quarter ending June 30 holdings on August 1). The Fund's portfolio holdings schedule will, at a minimum, remain available on the Fund's website until the Fund files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Fund's website is located at www.ingfunds.com.

 16      Shareholder Guide

ADVISER AND SUB-ADVISER                                   MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

ADVISER

ING INVESTMENTS, LLC, ("ING INVESTMENTS" OR "ADVISER"), an Arizona limited liability company, serves as the investment adviser to the Fund. ING Investments has overall responsibility for the management of the Fund. ING Investments provides or oversees all investment advisory and portfolio management services for the Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. ("ING Groep") (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors. ING Investments began investment management in April, 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.


As of December 31, 2006, ING Investments managed approximately $50.1 billion in assets.


ING Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

ING Investments receives a monthly fee for its services based on the average daily net assets of the Fund.

The following table shows the aggregate annual management fees paid by the Fund.

FUND                                               MANAGEMENT FEE
 ING Index Plus LargeCap Equity Fund II                 0.80%

For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships, please refer to the Fund's annual shareholder report, dated May 31, 2006.

SUB-ADVISER


ING Investments has engaged a sub-adviser to provide the day-to-day management of the Fund's portfolio. The sub-adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Fund's Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund.



ING INVESTMENT MANAGEMENT CO.



ING Investment Management Co., a Connecticut corporation ("ING IM" or the "Sub-Adviser"), serves as the Sub-Adviser to the Fund. ING IM is responsible for managing the assets of the Fund in accordance with its investment objective and policies, subject to oversight by ING Investments and the Fund's Board.


Founded in 1972, ING IM is registered as an investment adviser. ING IM is an indirect wholly-owned subsidiary of ING Groep, and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of December 31, 2006, ING IM managed approximately $67.1 billion in assets. Its principal office is located at 230 Park Avenue, New York, New York, 10169.


The following individuals share responsibility for the day-to-day management of the Fund:

Omar Aguilar, Portfolio Manager, ING IM, co-managers the Fund. Mr. Aguilar has co-managed the Fund since December 2005. Mr. Aguilar has been with ING IM since 2004 and is head of Quantitative Equity Research. Previously he had worked with Lehman Brothers since 2002, where he was head of Quantitative Research. Prior to that, Mr. Aguilar had served as director of Quantitative Research and Portfolio Manager with Merrill Lynch Investment Management since 1999.

Vincent Costa, Portfolio Manager, has co-managed the Fund since September 2006. He joined ING IM in April 2006 as Senior Quantitative Portfolio Manager from Merrill Lynch Investment Managers where he had been employed since 1999, most recently as Managing Director and Chief Investment Officer for that firm's Quantitative Investment strategies. He has 20 years of investment experience.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of securities in the Fund.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                 Management of the Fund       17

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. This section discusses the risks associated with certain types of securities in which the Fund may invest and certain investment practices that the Fund may use. For more information about these and other types of securities and investment techniques that may be used by the Fund, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Fund may invest in these securities or use these techniques as part of the Fund's principal investment strategies. However, the Adviser or Sub-Adviser may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategies.

PRINCIPAL RISKS

MANAGEMENT. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser, the Sub-Adviser, and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These include options and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. In addition, derivatives and their underlying securities may experience periods of illiquidity, which could cause the Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. A risk of using derivatives is that the Sub-Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

OTHER INVESTMENT COMPANIES. The Fund may invest in other investment companies to the extent permitted by the 1940 Act and rules thereunder. These may include exchange-traded funds ("ETFs") and Holding Company Depositary Receipts ("HOLDRs"), among others. ETFs are exchange traded investment companies that are designed to provide investment results corresponding to an equity index and include, among other, Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stocks ("QQQQ"), Dow Jones Industrial Average Tracking Stocks ("Diamonds") and iShares exchange-traded funds ("iShares"). The main risk of investing in ETFs is that the value of the underlying securities held by the investment company might decrease. The value of the underlying securities can fluctuate in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) an active trading market for an ETF's shares may not develop or be maintained or (ii) trading may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. Because HOLDRs concentrate in the stocks of a particular industry, trends in that industry may have a dramatic impact on their value.


To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). The Fund's purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund's investment into the ING Money Market Fund.


LENDING PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Fund could incur losses in connection with the investment of such cash collateral. As will other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrow default or fail financially.

PORTFOLIO TURNOVER. The Fund is generally expected to engage in frequent and active trading of portfolio securities to achieve their respective investment objective. A high portfolio turnover rate involves greater expenses to the Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

OTHER RISKS

INABILITY TO SELL SECURITIES. Certain securities generally trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 18      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

SHORT SALES. A short sale is the sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PAIRING-OFF TRANSACTIONS. A pairing-off transaction occurs when the Fund commits to purchase a security at a future date, and then the Fund pairs-off the purchase with a sale of the same security prior to or on the original settlement date. Whether a pairing-off transaction on a debt security produces a gain depends on the movement of interest rates. If interest rates increase, then the money received upon the sale of the same security will be less than the anticipated amount needed at the time the commitment to purchase the security at the future date was entered and the Fund will experience a loss.

TEMPORARY DEFENSIVE STRATEGIES. When the Sub-Adviser to the Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. To the extent that the Fund invests defensively, it likely will not achieve capital appreciation.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.



      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       19

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS


Dividends from net investment income are declared and paid annually. Capital gains distributions, if any, are paid on an annual basis in November. Both income dividends and capital gains distributions are paid by the Fund on a per share basis.


DIVIDEND REINVESTMENT

Unless you instruct the Fund to pay dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B, or C shares of the Fund invested in another ING Fund which offers the same class shares. If you are a shareholder of ING Prime Rate Trust, whose shares are not held in a broker or nominee account, you may, upon written request, elect to have all dividends invested into a pre-existing Class A Shares account of any open-end ING Fund.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in the Fund.

The Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if the Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Current tax law provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales and from certain qualifying dividends on corporate stocks. Although these rate reductions do not apply to corporate taxpayers, such taxpayers may be entitled to a corporate dividends received deduction with respect to their share of eligible domestic corporate dividends received by the Fund.

The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

- Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

- Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

- A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

- Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

Dividends declared by the Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you buy shares of the Fund before it makes a distribution, the distribution will be taxable to you even though it may actually be a return of a portion of your investment. This is known as "buying a dividend."

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired. You are responsible for any tax liabilities generated by your transactions.

 20      Dividends, Distributions and Taxes

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the current rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

Please see the SAI for further information regarding tax matters.



       [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180

                                     Dividends, Distributions and Taxes       21

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables on the following pages are intended to help you understand the Fund's Class A, Class B, and Class C shares' financial performance for the past five years or, if shorter, the period of each class' operations. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). A report of the Fund's independent registered public accounting firm, along with the Fund's financial statements, is included in the Fund's annual shareholder report, which is incorporated by reference into the SAI and is available upon request.

 22      Financial Highlights

                                          ING INDEX PLUS LARGECAP EQUITY FUND II
FINANCIAL HIGHLIGHTS        (FORMERLY KNOWN AS ING PRINCIPAL PROTECTION FUND II)
--------------------------------------------------------------------------------


The information in the table below has been derived from the Fund's financial statements. The financial statements for all periods ending on or before May 31, 2006, have been audited by KPMG LLP, an independent registered public accounting firm. For the six months ended November 30, 2006, the information is unaudited.



                                                                                            CLASS A
                                                              -------------------------------------------------------------------
                                                               SIX MONTHS
                                                                 ENDED                YEAR ENDED MAY 31,             NOVEMBER 5,
                                                              NOVEMBER 30,   -------------------------------------    2001(1) TO
                                                                  2006        2006      2005      2004      2003     MAY 31, 2002
---------------------------------------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                    $         9.52         9.65      9.77     10.15      9.83       10.00
 Income (loss) from investment operations:
 Net investment income                                   $         0.16*++      0.26*     0.25*     0.25      0.23        0.06
 Net realized and unrealized gain (loss) on
 investments                                             $         0.16        (0.09)    (0.10)    (0.43)     0.32       (0.22)
 Total from Investment operations                        $         0.32         0.17      0.15     (0.18)     0.55       (0.16)
 Less distributions from:
 Net investment income                                   $           --         0.30      0.27      0.20      0.23        0.01
 Total distributions                                     $           --         0.30      0.27      0.20      0.23        0.01
 Net asset value, end of period                          $         9.84         9.52      9.65      9.77     10.15        9.83
 TOTAL RETURN(2)                                         %         3.36++       1.74      1.49     (1.74)     5.73       (1.70)+
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                       $       14,084       15,940    25,160    37,580    76,897      98,109
 Ratios to average net assets:
 Net expenses after expense
 reimbursement/recoupment(3)(4)                          %         1.64         1.62      1.58      1.65      1.78        1.61
 Gross expenses prior to expense
 reimbursement/recoupment(3)                             %         1.64         1.62      1.58      1.65      1.78        1.61
 Net investment income after
 reimbursement/recoupment(3)(4)                          %         3.24++       2.69      2.56      2.26      2.30        1.36
 Portfolio turnover rate                                 %            4           25        24        74        60          70



                                                                                          CLASS B
                                                          -----------------------------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED                YEAR ENDED MAY 31,             NOVEMBER 5,
                                                          NOVEMBER 30,   -------------------------------------    2001(1) TO
                                                              2006        2006      2005      2004      2003     MAY 31, 2002
---------------------------------------------------------------------------------------------------------------------------------
                                                          (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                $         9.50         9.63      9.74     10.12      9.80       10.00
 Income (loss) from investment operations:
 Net investment income                               $         0.12*++      0.19*     0.19      0.16      0.16        0.03
 Net realized and unrealized gain (loss) on
 investments                                         $         0.16        (0.10)    (0.12)    (0.41)     0.32       (0.23)
 Total from Investment operations                    $         0.28         0.09      0.07     (0.25)     0.48       (0.20)
 Less distributions from:
 Net investment income                               $           --         0.22      0.18      0.13      0.16        0.00**
 Total distributions                                 $           --         0.22      0.18      0.13      0.16        0.00**
 Net asset value, end of period                      $         9.78         9.50      9.63      9.74     10.12        9.80
 TOTAL RETURN(2)                                     %         2.95++       0.90      0.76     (2.47)     4.98       (2.00)+
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                   $      172,595      189,657   249,693   328,221   442,268     465,111
 Ratios to average net assets:
 Net expenses after expense
 reimbursement/recoupment(3)(4)                      %         2.39         2.37      2.33      2.44      2.50        2.36
 Gross expenses prior to expense
 reimbursement/recoupment(3)                         %         2.39         2.37      2.33      2.40      2.53        2.36
 Net investment income after
 reimbursement/recoupment(3)(4)                      %         2.49++       1.94      1.82      1.51      1.55        0.61
 Portfolio turnover rate                             %            4           25        24        74        60          70
---------------------------------------------------------------------------------------------------------------------------------


(1) Commencement of operations of Offering Period.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.


(3) Annualized for periods less than one year.


(4) The Adviser agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC.



* Per share data calculated using the average number of shares throughout the period.



** Amount represents less than $0.005 per share.



+ Represents performance beginning on the first day of the Guarantee Period
  (February 1, 2002). Total return from commencement of offering of shares was (1.60)%, (1.96)%, and (1.97)% for Class A, B, and C, respectively.



++ Includes one-time settlement income representing $0.02 per share and 0.23% of average net assets for Classes A and B.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                 ING Index Plus LargeCap Equity Fund II       23

(FORMERLY, ING PRINCIPAL PROTECTION FUND II)                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                             CLASS C
                                                                 ----------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED               YEAR ENDED MAY 31,           NOVEMBER 5,
                                                                 NOVEMBER 30,   ----------------------------------    2001(1) TO
                                                                     2006        2006     2005     2004     2003     MAY 31, 2002
---------------------------------------------------------------------------------------------------------------------------------
                                                                 (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                       $         9.54        9.65     9.75    10.12      9.80       10.00
 Income (loss) from investment operations:
 Net investment income                                      $         0.12*++     0.19*    0.17*    0.18      0.15        0.03
 Net realized and unrealized gain (loss) on investments     $         0.16       (0.10)   (0.10)   (0.43)     0.33       (0.23)
 Total from Investment operations                           $         0.28        0.09     0.07    (0.25)     0.48       (0.20)
 Less distributions from:
 Net investment income                                      $           --        0.20     0.17     0.12      0.16        0.00**
 Total distributions                                        $           --        0.20     0.17     0.12      0.16        0.00**
 Net asset value, end of period                             $         9.82        9.54     9.65     9.75     10.12        9.80
 TOTAL RETURN(2)                                            %         2.94++      0.92     0.75    (2.52)     4.99       (2.00)+
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                          $       20,647      26,092   45,748   71,250   139,961     159,563
 Ratios to average net assets:
 Net expenses after expense
 reimbursement/recoupment(3)(4)                             %         2.39        2.37     2.33     2.44      2.50        2.36
 Gross expenses prior to expense
 reimbursement/recoupment(3)                                %         2.39        2.37     2.33     2.40      2.53        2.36
 Net investment income after
 reimbursement/recoupment(3)(4)                             %         2.50++      1.94     1.81     1.51      1.55        0.69
 Portfolio turnover rate                                    %            4          25       24       74        60          70
---------------------------------------------------------------------------------------------------------------------------------


(1) Commencement of operations of Offering Period.


(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total returns for periods less than one year are not annualized.


(3) Annualized for periods less than one year.


(4) The Adviser agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC.



* Per share data calculated using the average number of shares throughout the period.



** Amount represents less than $0.005 per share.



+ Represents performance beginning on the first day of the Guarantee Period
  (February 1, 2002). Total return from commencement of offering of shares was (1.60)%, (1.96)%, and (1.97)% for Class A, B, and C, respectively.



++ Includes one-time settlement income representing $0.03 per share and 0.23% of average net assets for Class C.


 24      ING Index Plus LargeCap Equity Fund II

In addition to the Fund offered in this prospectus, ING Funds Distributor, LLC also offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund's prospectus. Investors may obtain a copy of a prospectus of any ING Fund not discussed in this prospectus by calling (800) 992-0180.

DOMESTIC EQUITY AND INCOME FUNDS
ING Balanced Fund
ING Growth and Income Fund
ING Real Estate Fund

DOMESTIC EQUITY GROWTH FUNDS
ING 130/30 Fundamental Research Fund
ING Disciplined LargeCap Fund
ING Fundamental Research Fund
ING Growth Fund
ING LargeCap Growth Fund
ING MidCap Opportunities Fund
ING Opportunistic LargeCap Fund
ING Small Company Fund
ING SmallCap Opportunities Fund

DOMESTIC EQUITY INDEX FUNDS
ING Index Plus LargeCap Fund
ING Index Plus MidCap Fund
ING Index Plus SmallCap Fund

DOMESTIC EQUITY VALUE FUNDS
ING Financial Services Fund
ING LargeCap Value Fund
ING MagnaCap Fund
ING MidCap Value Fund
ING MidCap Value Choice Fund
ING SmallCap Value Fund
ING SmallCap Value Choice Fund

FIXED-INCOME FUNDS
ING GNMA Income Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund
ING National Tax-Exempt Bond Fund

GLOBAL EQUITY FUNDS
ING Global Equity Dividend Fund
ING Global Real Estate Fund
ING Global Science and Technology Fund
ING Global Value Choice Fund

INTERNATIONAL EQUITY FUND

ING Disciplined International Small Cap Fund

ING Emerging Countries Fund
ING Foreign Fund
ING Greater China Fund
ING Index Plus International Equity Fund
ING International Fund
ING International Capital Appreciation Fund
ING International Growth Fund
ING International Real Estate Fund
ING International SmallCap Fund
ING International Value Fund
ING International Value Choice Fund
ING Russia Fund

INTERNATIONAL FIXED-INCOME FUNDS
ING Emerging Markets Fixed Income Fund
ING Global Bond Fund

INTERNATIONAL FUND-OF-FUNDS
ING Diversified International Fund

LOAN PARTICIPATION FUNDS
ING Senior Income Fund

MONEY MARKET FUNDS

ING Money Market Fund

ING Classic Money Market Fund

STRATEGIC ALLOCATION FUNDS
ING Strategic Allocation Conservative Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Moderate Fund

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE FUND
IN OUR:

ANNUAL/SEMI-ANNUAL SHAREHOLDER REPORTS

In the Fund's annual/semi-annual
shareholder report, you will find a
discussion of the recent market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year, the financial statements and the independent registered public accounting firm's reports (in annual shareholder report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund. The SAI is legally part of this prospectus (it is incorporated by reference).

Please write, call or visit our website for a free copy of the SAI or other Fund information.

To make shareholder inquiries:

ING FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in
Washington, D.C. or call 202-511-8090 for information on the operation of the Public
Reference Room. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. SECURITIES AND EXCHANGE COMMISSION
Public Reference Section
100 F Street, N.E.
Washington, D.C. 20549-0102

Or at the e-mail address:
publicinfo@sec.gov

Or obtain the information at no cost by
visiting the SEC's Internet website at
www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file number is as follows:

ING Equity Trust                                811-08817
    ING Index Plus LargeCap Equity Fund II


(ING FUNDS LOGO)                                                PRPRO-UINDXPLCE2

                       STATEMENT OF ADDITIONAL INFORMATION

                                February 1, 2007

                                ING EQUITY TRUST
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 (800) 992-0180

                     ING Index Plus LargeCap Equity Fund II
                  (formerly, ING Principal Protection Fund II)

                      CLASS A, CLASS B, AND CLASS C SHARES

     This Statement of Additional Information ("SAI") relates to ING Index Plus LargeCap Equity Fund II ("Fund"), a series of ING Equity Trust ("Equity Trust" or "Trust"). A prospectus for the Fund dated February 1, 2007 ("Prospectus"), which provides the basic information you should know before investing in the Fund, may be obtained without charge from the Fund or the Fund's principal underwriter, ING Funds Distributor, LLC, ("Distributor") at the address listed above. This SAI is not a prospectus, but it is incorporated by reference in, and should be read in conjunction with the Prospectus, which has been filed with the U.S. Securities and Exchange Commission ("SEC"). Capitalized terms not defined in this SAI are used as defined in the Prospectus.

The information in this SAI expands on the information contained in the Prospectus, and any supplements thereto. The Fund's financial statements and the independent registered public accounting firm's report thereon, included in the Fund's annual shareholder report dated May 31, 2006, are incorporated herein by reference. Copies of the Fund's Prospectus and annual/semi-annual shareholder reports may be obtained upon request without charge by contacting the Fund at the address and phone number written above. Terms used in this SAI have the same meaning as in the Prospectus, and some additional terms are defined particularly for this SAI.

                                TABLE OF CONTENTS

HISTORY OF THE TRUST.....................................................      3
SUPPLEMENTAL DESCRIPTION OF FUND INVESTMENTS AND RISKS...................      3
FUNDAMENTAL INVESTMENT RESTRICTIONS AND POLICIES.........................     40
PORTFOLIO TURNOVER.......................................................     42
DISCLOSURE OF THE FUND'S PORTFOLIO SECURITIES............................     42
MANAGEMENT OF THE TRUST..................................................     44
BOARD OF TRUSTEES........................................................     50
TRUSTEE OWNERSHIP OF SECURITIES..........................................     51
INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES..............................     52
COMPENSATION OF TRUSTEES.................................................     53
CODE OF ETHICS...........................................................     54
PROXY VOTING PROCEDURES..................................................     54
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS...............................     54
ADVISER..................................................................     55
ADVISORY FEES............................................................     56
EXPENSE LIMITATION AGREEMENT.............................................     56
SUB-ADVISER..............................................................     56
PORTFOLIO MANAGERS.......................................................     57
DISTRIBUTOR..............................................................     59
RULE 12B-1 PLAN..........................................................     60
ADMINISTRATOR............................................................     61
PORTFOLIO TRANSACTIONS...................................................     62
PURCHASE AND REDEMPTION OF SHARES........................................     65
SHAREHOLDER INFORMATION..................................................     70
SHAREHOLDER SERVICES AND PRIVILEGES......................................     70
NET ASSET VALUE..........................................................     73
TAX CONSIDERATIONS.......................................................     74
SHAREHOLDER INFORMATION..................................................     80
CALCULATION OF PERFORMANCE DATA..........................................     81
DISTRIBUTIONS............................................................     84
GENERAL INFORMATION......................................................     84
FINANCIAL STATEMENTS.....................................................     85
APPENDIX A - PROXY VOTING PROCEDURES AND GUIDELINES......................    A-1

                              HISTORY OF THE TRUST


     Equity Trust is a Massachusetts business trust registered as an open-end management investment company. Equity Trust was organized in June of 1998 and currently consists of two non-diversified series and twenty-five diversified series, only one of which is discussed in this SAI.


     On November 1, 1999, the name of Equity Trust was changed from the "Northstar Equity Trust" to "Pilgrim Equity Trust." On March 1, 2002, the name of Equity Trust was changed from "Pilgrim Equity Trust" to "ING Equity Trust."

     On October 2, 2001, Pilgrim Principal Protection Fund II was organized as a series of Equity Trust.

     On March 1, 2002, the name of the Fund was changed from "Pilgrim Principal Protection Fund II" to "ING Principal Protection Fund II." On February 1, 2007 the name of the Fund was changed from "ING Principal Protection Fund II" to "ING Index Plus LargeCap Equity Fund II." Prior to February 1, 2007, the Fund was in its "guarantee period" and had a different investment objective and different principal investment strategies.

             SUPPLEMENTAL DESCRIPTION OF FUND INVESTMENTS AND RISKS

DIVERSIFICATION

     The Fund is "diversified" within the meaning of the Investment Company Act of 1940, as amended ("1940 Act"). In order to qualify as diversified, the Fund must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer).

INVESTMENTS, INVESTMENT STRATEGIES AND RISKS

     The table on the following pages identifies various securities and investment techniques used by the adviser and the sub-adviser in managing the Fund described in this SAI. The table has been marked to indicate those securities and investment techniques that the adviser and the sub-adviser may use to manage the Fund. The Fund may use any or all of these techniques at any one time, and the fact that the Fund may use a technique does not mean that the technique will be used. The Fund's transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Fund's investment objective, policies and restrictions described in the Prospectus and/or this SAI, as well as federal securities laws. There can be no assurance that the Fund will achieve its investment objective. The Fund's investment objective, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Fund utilizes, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in the Fund's Prospectus. Where a particular type of security or investment technique is not discussed in the Fund's Prospectus, that security or investment technique is not a principal investment strategy and the Fund will not invest more than 5% of the Fund's assets in such security or investment technique. See the Fund's fundamental investment restrictions for further information.

                                                               ING INDEX PLUS
                                                                  LARGECAP
                                                               EQUITY FUND II
                                                               --------------
ASSET CLASS/INVESTMENT TECHNIQUE(1)
-----------------------------------
EQUITY SECURITIES
   Common Stock, Preferred Stock & Convertible Securities(2)          X
   Synthetic Convertible Securities                                   X
FOREIGN AND EMERGING MARKET INVESTMENTS(3)
   ADRs / EDRs                                                        X
   Foreign and Emerging Market Equities                               X
   Eurodollar Convertible Securities
   Eurodollar/Yankee Dollar Instruments
   Foreign Bank Obligations
   Foreign Currency Exchange Transactions                             X
   Foreign Mortgage-Related Securities                                X
   International Debt Securities                                      X
   Securities of Foreign Issuers                                      X
   Sovereign Debt Securities(4)                                       X
   Supranational Agencies (10% max)
FIXED-INCOME SECURITIES
   ARMS                                                               X
   Corporate Debt Securities                                          X
   Floating or Variable Rate Instruments                              X
   GICs(5)
   GNMA Certificates
   Government Trust Certificates
   High Yield Securities(6)                                           X
   Mortgage Related Securities                                        X
      Interest/Principal Only Stripped Mortgage
      Backed Securities
      Privately Issued CMOs
   Municipal Securities(7)
   Short-Term Investments(8)                                          X
   United States Government Securities                                X

                                                               ING INDEX PLUS
                                                                  LARGECAP
                                                               EQUITY FUND II
                                                               --------------
ASSET CLASS/INVESTMENT TECHNIQUE(1)
-----------------------------------
OTHER INVESTMENTS
   Asset Backed Securities (non-mortgage)
   Banking Industry Obligations
   Credit Linked Notes
   Derivatives                                                        X
      Dealer Options                                                  X
      Exchange Traded Options                                         X
      Financial Futures Contracts and Related Options(9)              X
      Foreign Currency                                                X
      Futures Contracts(9)                                            X
      Foreign Currency Options(9)                                     X
      Forward Currency Contracts                                      X
      OTC Options(5)                                                  X
      Purchasing Options(5)                                           X
      Stock Index Options                                             X
      Straddles                                                       X
      Warrants                                                        X
      Writing Options(7)                                              X
   Index-, Currency-, and Equity-Linked Debt Securities
   IPOs                                                               X
   Loan Participations and Assignments
   Other Investment Companies(12)                                     X
   Private Funds
   Real Estate Securities                                             X
   Restricted and Illiquid Securities(5)                              X
   Securities of Companies with Limited Operating Histories
   TBA Sale Commitments
   Zero Coupon and Pay-In-Kind

                                                               ING INDEX PLUS
                                                                  LARGECAP
                                                               EQUITY FUND II
                                                               --------------
ASSET CLASS/INVESTMENT TECHNIQUE(1)
-----------------------------------
INVESTMENT TECHNIQUES
   Borrowing(10)                                                      X
   Concentration
   Lending of Portfolio Securities(11)                                X
   Portfolio Hedging(9)                                               X
   Repurchase Agreements                                              X
   Reverse Repurchase Agreements and Dollar Roll
      Transactions                                                    X
   Securities, Interest Rate and Currency Swaps                       X
   Short Sales                                                        X
   Temporary Defensive and Other Short-Term Positions                 X
   When-Issued Securities and Delayed-Delivery Transactions           X


----------
(1) See the Fund's Fundamental Investment Restrictions for further information. The investment strategy contained in the Prospectus may be modified by the Fund's Fundamental Investment Restrictions. The Fundamental Investment Restrictions for the Fund follow this "Supplemental Description of the Fund's Investments and Risks."

(2) The Fund may invest in common stock, convertible securities, and other equity securities according to the investment strategy contained in the Prospectus.

(3) The Fund may invest up to 25% of its total assets in securities of foreign issuers.

(4)  Sovereign Debt securities include Brady bonds.

(5)  Illiquid securities limit is 15% of the Fund's net assets.

(6) The Fund may not borrow more than 10% of the total value of its assets in high-yield bonds.

(7) Includes Moral Obligations Securities, Industrial Development and Pollution Control Bonds, Municipal Lease Obligations and short-term Municipal Obligations.

(8) Includes Bank Certificates of Deposit, Bankers Acceptance, Time Deposits, Savings Association Obligations, Commercial Paper, Short-Term Notes and other Corporate Obligations.

(9) Includes Securities Swaps, Interest Rate & Currency Swaps, Interest Rate Swaps, Cross Currency Swaps, Swap Options, Caps and Floors.

(10) The Fund may borrow up to 15% of total net assets for temporary, extraordinary or emergency purposes. In addition, the Fund may borrow for the purpose of leveraging, the Fund may borrow if immediately after such borrowing, the value of the Fund's assets including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings.

(11) The Fund may lend portfolio securities up to 33 1/3 % of total assets.

(12) The Fund may invest in other investment companies to the extent permitted under the Investment Company Act of 1940, as amended, and the Rules and Regulations thereunder.

EQUITY SECURITIES

COMMON STOCK, PREFERRED STOCK, CONVERTIBLE SECURITIES AND OTHER EQUITY
SECURITIES

     COMMON STOCKS represent an equity (ownership) interest in a company. This ownership interest generally gives a fund the right to vote on issues affecting the company's organization and operations. Such investments may be diversified over a cross-section of industries and individual companies. Some of these companies will be organizations with market capitalizations of $500 million or less or companies that have limited product lines, markets and financial resources and are dependent upon a limited management group. Examples of possible investments include emerging growth companies employing new technology, cyclical companies, initial public offerings of companies offering high growth potential, or other corporations offering good potential for high growth in market value. The securities of such companies may be subject to more abrupt or erratic market movements than larger, more established companies both because the securities typically are traded in lower volume and because the issuers typically are subject to a greater degree to changes in earnings and prospects.

     Other types of equity securities may also be purchased, such as preferred stock, convertible securities, or other securities that are exchangeable for shares of common stock. PREFERRED STOCK, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Such preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

     A CONVERTIBLE SECURITY is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, the Fund seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while investing at a better price than may be available on the common stock or obtaining a higher fixed rate of return than is available on common stocks. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The credit standing of the issuer and other factors may also affect the investment value of a convertible security. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

     The market value of convertible debt securities tends to vary inversely with the level of interest rates. The value of the security declines as interest rates increase and increases as interest rates decline. Although under normal market conditions longer term debt securities have greater yields than do shorter term debt securities of similar quality, they are subject to greater price fluctuations. A convertible security may be subject to redemption at the option of the issuer at a price established in the instrument governing the convertible security. If a convertible security held by the Fund is called for redemption, the Fund must permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Rating requirements do not apply to convertible debt securities purchased by the Fund because the Fund purchases such securities for their equity characteristics.

     "SYNTHETIC" CONVERTIBLE SECURITIES are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a fund may purchase a non-convertible debt security and a warrant or option, which enables the fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. The Fund may only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's Investors Services

("Moody's") or "A" or higher by Standard & Poor's Corporation ("S&P") and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

     SECURITIES OF SMALL AND MID-CAPITALIZATION COMPANIES. Securities of small- and/or mid-capitalization companies may also be purchased. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. The trading volume of securities of small- and mid-capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger companies.

FOREIGN AND EMERGING MARKET INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS

     American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs") or other similar securities represent securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

EMERGING MARKETS

     The risks of investing in foreign securities may be intensified in the case of investments in issuers domiciled or doing substantial business in emerging markets or countries with limited or developing capital markets. Security prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of sudden adverse government action and even nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement and dividend collection procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

EURODOLLAR CONVERTIBLE SECURITIES

     Eurodollar convertible securities are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Fund may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New York Stock Exchange ("NYSE") or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Fund may also invest up to 15% of its total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

     Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriters. ING Groep N.V.s composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the U.S. by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers, and may carry same risks as investing in foreign securities.

FOREIGN BANK OBLIGATIONS

     Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. government agency or instrumentality.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

     Because the Fund may buy and sell securities denominated in currencies other than the U.S. Dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. Dollar, the Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. Dollar. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward foreign currency contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract is an agreement to exchange one currency for another- for example, to exchange a certain amount of U.S. Dollars for a certain amount of Korean Won at a future date. Forward foreign currency exchange contracts are included in the group of instruments that can be characterized as derivatives. Neither spot transactions for forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

     Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. Use of currency hedging techniques may also be limited by management's need to protect the status of the Fund as a registered investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code").

FOREIGN MORTGAGE-RELATED SECURITIES

     Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (e.g., Canada Mortgage and Housing Corporation and First Australian National Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United States. However, foreign mortgage markets may differ materially from the U.S. mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

INTERNATIONAL DEBT SECURITIES

     The Fund may invest in debt obligations (which may be denominated in U.S. Dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs, consistent with the Fund's policies. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero coupon securities.

     In determining whether to invest in debt obligations of foreign issuers, the Fund will consider the relative yields of foreign and domestic debt securities, the economies of foreign countries, the condition of such countries' financial markets, the interest rate climate of such countries and the relationship of such countries' currency to the U.S. Dollar. These factors are judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. Subsequent foreign currency losses may result in the Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. The Fund's portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country.

     Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Fund's investment income may be received or realized in foreign currencies, the Fund would be required to compute and distribute its income in U.S. Dollars and absorb the cost of currency fluctuations and the cost of currency conversions. Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the Securities Act of 1933, as amended ("1933 Act"), the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended ("1934 Act"). The values of foreign securities investments will be affected by incomplete or inaccurate information available to the adviser or sub-adviser as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

SECURITIES OF FOREIGN ISSUERS

     Securities of foreign issuers traded outside of the United States have certain common characteristics and risks. Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

     As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. A foreign government may impose exchange control regulations that may have an impact on currency exchange rates, and there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

     Although the Fund will use reasonable efforts to obtain the best available price and the most favorable execution with respect to all transactions and the adviser or sub-adviser will consider the full range and quality of services offered by the executing broker or dealer when making these determinations, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Certain foreign governments levy withholding taxes against dividend and interest income, or may impose other taxes. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received by the Fund on these investments. However, these foreign withholding taxes are not expected to have a significant impact on a fund with an investment objective of long-term capital appreciation because any income earned by the fund should be considered incidental.

Restrictions On Foreign Investments

     Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

     The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of a fund that invests in such countries. For example, the Fund may be required in certain countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.

     Substantial limitations may exist in certain countries with respect to the Fund's ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. No more than 15% of the Fund's net assets may be comprised, in the aggregate, of assets that are (i) subject to material legal restrictions on repatriation or (ii) invested in illiquid securities. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts the Fund's investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. The provisions may restrict the Fund's investments in certain foreign banks and other financial institutions.

     Foreign Currency Risks. Currency risk is the risk that changes in foreign exchange rates will affect, favorably or unfavorably, the U.S. dollar value of foreign securities. In a period when the U.S. dollar generally rises against foreign currencies, the returns on foreign stocks for a U.S. investor will be diminished. By contrast, in a period when the U.S. dollar generally declines, the returns on foreign securities will be enhanced. Unfavorable changes in the relationship between the U.S. dollar and the relevant foreign currencies, therefore, will adversely affect the value of the Fund's shares.

Risks of Investing in Foreign Securities

     Investments in foreign securities involve certain inherent risks, including the following:

     Market Characteristics. Settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of the Fund's positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

     Legal and Regulatory Matters. In addition to nationalization, foreign governments may take other actions that could have a significant effect on market prices of securities and payment of interest, including restrictions on foreign investment, expropriation of goods and imposition of taxes, currency restrictions and exchange control regulations.

     Taxes. The interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. A shareholder otherwise subject to United States federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction of U.S. federal income tax purposes for his proportionate share of such foreign taxes paid by the Fund.

     Costs. The expense ratios of a fund that invests in foreign securities is likely to be higher than those of investment companies investing in domestic securities, since the cost of maintaining the custody of foreign securities is higher. In considering whether to invest in the securities of a foreign company, the adviser or sub-adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Fund will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the adviser's or sub-adviser's assessment of prevailing market, economic and other conditions.

SOVEREIGN DEBT SECURITIES

     Sovereign debt securities issued by governments of foreign countries. The sovereign debt in which the Fund may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities. Brady bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas
F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, Philippines, Poland, and Uruguay, and may be issued by other emerging countries.

SUPRANATIONAL AGENCIES

     Supranational agencies are not considered government securities and are not supported directly or indirectly by the U.S. Government. Examples of supranational agencies include, but are not limited to, the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

FIXED-INCOME SECURITIES

ADJUSTABLE RATE MORTGAGE SECURITIES

     Adjustable rate mortgage securities ("ARMS") are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

     The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rates on ARMS generally move in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

     There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

CORPORATE DEBT SECURITIES

     Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities. The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of a corporate debt security will generally increase when interest rates decline, and decrease when interest rates rise. There is also the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. Investments in corporate debt securities that are rated below investment grade are described in "High Yield Securities" below.

     Debt obligations that are deemed investment grade carry a rating of at least Baa from Moody's or BBB from S&P, or a comparable rating from another rating agency or, if not rated by an agency, are determined by the adviser or sub-adviser to be of comparable quality. Bonds rated Baa or BBB have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

FLOATING OR VARIABLE RATE INSTRUMENTS

     Floating or variable rate bonds normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). The Fund anticipates using these bonds as cash equivalents, pending longer-term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by the Fund. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Fund may retain the bond if interest rates decline. By acquiring these kinds of bonds, the Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

GOVERNMENT TRUST CERTIFICATES

     Government Trust Certificates represent an interest in a government trust, the property of which consists of (i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the Federal Government of the United States of America (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998) and (ii) a security interest in obligations of the United States Treasury backed by the full faith and credit of the United States of America sufficient to support the remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody's.

GUARANTEED INVESTMENT CONTRACTS

     Guaranteed Investment Contracts ("GICs") are issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by the Fund which are not readily marketable, will not exceed 15% of the Fund's net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES

     Government National Mortgage Association ("GNMA") certificates ("GNMA Certificates") evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds, in that principal is paid back monthly as payments of principal, including prepayments, on the mortgages in the underlying pool are passed through to holders of GNMA Certificates representing interests in the pool, rather than returned in a lump sum at maturity. The GNMA Certificates that the Fund may purchase are the "modified pass-through" type.

     GNMA Guarantee. The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or the Farmers' Home Administration ("FMHA") or guaranteed by the Veterans Administration ("VA"). GNMA is also empowered to borrow without limitation from the U.S. Treasury, if necessary, to make payments required under its guarantee.

     Life of GNMA Certificates. The average life of a GNMA Certificate is likely to be substantially less than the stated maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk of loss of the principal balance of a Certificate, because of the GNMA guarantee, but foreclosure may impact the yield to shareholders because of the need to reinvest proceeds of foreclosure. As prepayment rates of individual mortgage pools vary widely, it is not possible to predict accurately the average life of a particular issue of GNMA Certificates. However, statistics published by the FHA indicate that the average life of single family dwelling mortgages with 25 to 30-year maturities, the type of mortgages backing the vast majority of GNMA Certificates, is approximately 12 years. Prepayments are likely to increase in periods of falling interest rates. It is customary to treat GNMA Certificates as 30-year mortgage-backed securities that prepay fully in the twelfth year.

     Yield Characteristics of GNMA Certificates. The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the VA-guaranteed or FHA-insured mortgages underlying the certificates, by the amount of the fees paid to GNMA and the issuer. The coupon rate by itself, however, does not indicate the yield that will be earned on GNMA Certificates. First, GNMA Certificates may be issued at a premium or discount rather than at par, and, after issuance, GNMA Certificates may trade in the secondary market at a premium or discount. Second, interest is earned monthly, rather than semi-annually as with traditional bonds; monthly compounding raises the effective yield earned. Finally, the actual yield of a GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying it. For example, if interest rates decline, prepayments may occur faster than had been originally projected and the yield to maturity and the investment income of the Fund would be reduced.

HIGH YIELD SECURITIES

     High yield securities are debt securities that are rated lower than Baa by Moody's or BBB by S&P, or of comparable quality if unrated.

     High yield securities often are referred to as "junk bonds" and include certain corporate debt obligations, higher yielding preferred stock and mortgage-related securities, and securities convertible into the foregoing. Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk.

     High yield securities are not considered to be investment grade. They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. Also, their yields and market values tend to fluctuate more than higher-rated securities. Fluctuations in value do not affect the cash income from the securities, but are reflected in the Fund's Net Asset Value ("NAV"). The greater risks and fluctuations in yield and value occur, in part, because investors generally perceive issuers of lower-rated and unrated securities to be less creditworthy.

     The yields earned on high yield securities generally are related to the quality ratings assigned by recognized rating agencies. The following are excerpts from Moody's description of its bond ratings: Ba -- judged to have speculative elements; their future cannot be considered as well assured. B -- generally lack characteristics of a desirable investment. Caa -- are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca -- speculative in a high degree; often in default. C -- lowest rate class of bonds; regarded as having extremely poor prospects. Moody's also applies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking towards the lower end of the category. The following are excerpts from S&P's description of its bond ratings: BB, B, CCC, CC, C -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation; BB indicates the lowest degree of speculation and C the highest. D -- in payment default. S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

     Certain securities held by the Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

     Risks Associated with High Yield Securities. The medium- to lower-rated and unrated securities in which the Fund may invest tend to offer higher yields than those of other securities with the same maturities because of the additional risks associated with them. These risks include:

     High Yield Bond Market. A severe economic downturn or increase in interest rates might increase defaults in high yield securities issued by highly leveraged companies. An increase in the number of defaults could adversely affect the value of all outstanding high yield securities, thus disrupting the market for such securities.

     Sensitivity to interest rate and economic changes. High yield securities are more sensitive to adverse economic changes or individual corporate developments but less sensitive to interest rate changes than are Treasury or investment grade bonds. As a result, when interest rates rise, causing bond prices to fall, the value of high yield debt bonds tend not to fall as much as Treasury or investment grade corporate bonds. Conversely when interest rates fall, high yield bonds tend to underperform Treasury and investment grade corporate bonds because high yield bond prices tend not to rise as much as the prices of these bonds.

     The financial stress resulting from an economic downturn or adverse corporate developments could have a greater negative effect on the ability of issuers of high yield securities to service their principal and interest payments, to meet projected business goals and to obtain additional financing than on more creditworthy issuers. Holders of high yield securities could also be at greater risk because high yield securities are generally unsecured and subordinate to senior debt holders and secured creditors. If the issuer of a high yield security owned by the Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Fund's NAV. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more speculative and volatile than securities, which pay in cash.

     Payment Expectations. High yield securities present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the value of high yield securities may decrease in a rising interest rate market. In addition, there is a higher risk of non-payment of interest and/or principal by issuers of high yield securities than in the case of investment grade bonds.

     Liquidity and Valuation Risks. Lower-rated bonds are typically traded among a smaller number of broker-dealers rather than in a broad secondary market. Purchasers of high yield securities tend to be institutions, rather than individuals, a factor that further limits the secondary market. To the extent that no established retail secondary market exists, many high yield securities may not be as liquid as Treasury and investment grade bonds. The ability of the Fund's Board of Trustees ("Board") to value or sell high yield securities will be adversely affected to the extent that such securities are thinly traded or illiquid. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities more than other securities, especially in a thinly-traded market. To the extent the Fund owns illiquid or restricted high yield securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties. At times of less liquidity, it may be more difficult to value high yield securities because this valuation may require more research, and elements of judgment may play a greater role in the valuation since there is less reliable, objective data available.

     Taxation. Special tax considerations are associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. The Fund reports the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.

     Limitations of Credit Ratings. The credit ratings assigned to high yield securities may not accurately reflect the true risks of an investment. Credit ratings typically evaluate the safety of principal and interest payments, rather than the market value risk of high yield securities. In addition, credit agencies may fail to adjust credit ratings to reflect rapid changes in economic or company conditions that affect a security's market value. Although the ratings of recognized rating services such as Moody's and S&P are considered, the adviser and the Fund's sub-adviser may primarily rely on their own credit analysis, which includes a study of existing debt, capital structure, ability to service debts and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. Thus, the achievement of the Fund's investment objective may be more dependent on the adviser's or sub-adviser's own credit analysis than might be the case for a fund, which invests in higher quality bonds. The adviser, or sub-adviser, when applicable, continually monitors the investments in the Fund's portfolio and carefully evaluates whether to dispose of or retain high yield securities whose credit ratings have changed. The Fund may retain a security whose rating has been changed.

MORTGAGE-RELATED SECURITIES

     Mortgage-related securities include U.S. government agency mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, including the GNMA, Federal National Mortgage Association ("FNMA"), and the Federal Home Loan Mortgage Association ("FHLMC"). These instruments might be considered derivatives. The primary risk associated with these instruments is the risk that their value will change with changes in interest rates and prepayment risk. See, "U.S. Government Securities."

     One type of mortgage-related security includes certificates that represent pools of mortgage loans assembled for sale to investors by various governmental and private organizations. These securities provide a monthly payment, which consists of both an interest and a principal payment that is in effect a "pass-through" of the monthly payment made by each individual borrower on his or her residential mortgage loan, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing, or foreclosure, net of fees or costs that may be incurred.

     "Pass-through" certificates, such as those issued by GNMA, entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, regardless of whether the mortgagor actually makes the payment. A major governmental guarantor of pass-through certificates is GNMA. GNMA guarantees, with the full faith and credit of the U.S. government, the timely payments of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers). Certificates issued by GNMA are backed by pools of FHA-insured or VA-guaranteed mortgages. Other governmental include FNMA and FHLMC (though these certificates are not backed by the full faith and credit of the U.S. government). FNMA purchases residential mortgages from a list of approved seller/services that include state and federally chartered savings and loan associations, mutual saving banks, commercial banks, credit unions and mortgage bankers.

     The prices of high coupon U.S. government agency mortgage-backed securities do not tend to rise as rapidly as those of traditional fixed-rate securities at times when interest rates are decreasing, and tend to decline more slowly at times when interest rates are increasing.

     The Fund may also purchase mortgage-backed securities issued by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers that also create pass-through pools of conventional residential mortgage loans. Such issuers may in addition be the originators of the underlying mortgage loans as well as the guarantors of the pass-through certificates. Pools created by such non-governmental issuers generally offer a higher rate of return than governmental pools because there are no direct or indirect governmental guarantees of payments in the private pools. However, the timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers.

     It is expected that governmental or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. As new types of pass-through securities are developed and offered to investors, the adviser or sub-adviser may, consistent with the Fund's investment objectives, policies and restrictions, consider making investments in such new types of securities.

     Other types of mortgage-related securities in which the Fund indicated above may invest include debt securities that are secured, directly or indirectly, by mortgages on commercial real estate or residential rental properties, or by first liens on residential manufactured homes (as defined in section 603(6) of the National Manufactured Housing Construction and Safety Standards Act of 1974), whether such manufactured homes are considered real or personal property under the laws of the states in which they are located. Securities in this investment category include, among others, standard mortgage-backed bonds and newer collateralized mortgage obligations ("CMOs"). Mortgage-backed bonds are secured by pools of mortgages, but unlike pass-through securities, payments to bondholders are not determined by payments on the mortgages. The bonds consist of a single class, with interest payable periodically and principal payable on the stated date of maturity. CMOs have characteristics of both pass-through securities and mortgage-backed bonds. CMOs are secured by pools of mortgages, typically in the form of "guaranteed" pass-through certificates such as GNMA, FNMA, or FHLMC securities. The payments on the collateral securities determine the payments to bondholders, but there is not a direct "pass-through" of payments. CMOs are structured into multiple classes, each bearing a different date of maturity. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longest maturity class receive principal only after the shorter maturity classes have been retired.

     CMOs are issued by entities that operate under order from the SEC exempting such issuers from the provisions of the 1940 Act. Until recently, the staff of the SEC had taken the position that such issuers were investment companies and that, accordingly, an investment by an investment company (such as the Fund) in the securities of such issuers was subject to the limitations imposed by Section 12 of the 1940 Act. However, in reliance on SEC staff interpretations, the Fund may invest in securities issued by certain "exempted issuers" without regard to the limitations of Section 12 of the 1940 Act. In its interpretation, the SEC staff defined "exempted issuers" as unmanaged, fixed asset issuers that: (a) invest primarily in mortgage-backed securities; (b) do not issue redeemable securities as defined in Section 2(a)(32) of the 1940 Act; (c) operate under the general exemptive orders exempting them from all provisions of the 1940 Act; and
(d) are not registered or regulated under the 1940 Act as investment companies.

     INTEREST/PRINCIPAL-ONLY STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the Interest-Only or "IO" class), while the other class will receive all of the principal (the Principal-Only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid is made by the adviser or a sub-adviser under guidelines and standards established by the Fund's Board. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of NAV per share.

     PRIVATELY ISSUED CMOS. Privately Issued CMOs are arrangements in which the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. Such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. They are, however, not guaranteed by any government agency and are secured by the collateral held by the issuer. Privately Issued CMOs are subject to prepayment risk due to the possibility that prepayments on the underlying assets will alter the cash flow.

Risks of Investing in Mortgage-Related Securities

     Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed-income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Fund. Because investments in mortgage-related securities are interest rate sensitive, the ability of the issuer to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations. Further, stripped mortgage-backed securities are likely to experience greater price volatility than other types of mortgage securities. The yield to maturity on the interest only class is extremely sensitive, both to changes in prevailing interest rates and to the rate of principal payments (including prepayments) on the underlying mortgage assets. Similarly, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are made. The Fund could fail to fully recover its initial investment in a CMO residual or a stripped mortgage-backed security.

MUNICIPAL SECURITIES

     Municipal securities are debt obligations issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities ("municipal securities"). Municipal securities include both notes (which have maturities of less than one year) and bonds (which have maturities of one year or more) that bear fixed or variable rates of interest.

     In general, "municipal securities" debt obligations are issued to obtain funds for a variety of public purposes, such as the construction, repair, or improvement of public facilities including airports, bridges, housing, hospitals, mass transportation, schools, streets, water and sewer works. Municipal securities may be issued to refinance outstanding obligations as well as to raise funds for general operating expenses and lending to other public institutions and facilities.

     The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Revenue bonds are issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assistance (although without obligation) to make up deficiencies in the debt service reserve fund.

     Insured municipal debt may also be purchased, in which scheduled payments of interest and principal are guaranteed by a private, non-governmental or governmental insurance company. The insurance does not guarantee the market value of the municipal debt or the value of the shares of the Fund.

     Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.

     MORAL OBLIGATION SECURITIES Municipal securities may include "moral obligation" securities, which are usually issued by special purpose public authorities. If the issuer of moral obligation bonds cannot fulfill its financial responsibilities from current revenues, it may draw upon a reserve fund, the restoration of which is moral commitment but not a legal obligation of the state or municipality, which created the issuer.

     INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. Tax-exempt industrial development bonds and pollution control bonds are revenue bonds and generally are not payable from the unrestricted revenues of an issuer. They are issued by or on behalf of public authorities to raise money to finance privately operated facilities for business, manufacturing, housing, sport complexes, and pollution control. Consequently, the credit quality of these securities is dependent upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations.

     MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations are lease obligations or installment purchase contract obligations of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which its taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payment due under the lease obligation. They may also purchase "certificates of participation," which are securities issued by a particular municipality or municipal authority to evidence a proportionate interest in base rental or lease payments relating to a specific project to be made by the municipality, agency or authority. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in any year unless money is appropriated for such purpose for such year. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of default and foreclosure might prove difficult. In addition, these securities represent a relatively new type of financing, and certain lease obligations may therefore be considered to be illiquid securities.

     The Fund will attempt to minimize the special risks inherent in municipal lease obligations and certificates of participation by purchasing only lease obligations which meet the following criteria: (1) rated A or better by at least one nationally recognized securities rating organization; (2) secured by payments from a governmental lessee which has actively traded debt obligations;
(3) determined by the adviser or sub-adviser to be critical to the lessee's ability to deliver essential services; and (4) contain legal features which the adviser or sub-adviser deems appropriate, such as covenants to make lease payments without the right of offset or counterclaim, requirements for insurance policies, and adequate debt service reserve funds.

     SHORT-TERM MUNICIPAL OBLIGATIONS. These securities include the following:

     Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power of the municipality for the payment of principal and interest when due. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program. They also are usually general obligations of the issuer.

     Bond Anticipation Notes normally are issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide the money for the repayment of the notes.

     Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal National Mortgage Association or the Government National Mortgage Association.

     Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

SHORT-TERM INVESTMENTS

     The Fund may invest in the following securities and instruments:

     BANK CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. Certificates of deposit, bankers' acceptances and time deposits may be acquired. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations is fully insured by the U.S. government.

     A fund holding instruments of foreign banks or financial institutions may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" above. Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans, which may be made, and interest rates, which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Federal and state laws and regulations require domestic banks to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

     In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under the investment objective and policies stated above and in the Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     SAVINGS ASSOCIATION OBLIGATIONS. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

     COMMERCIAL PAPER, SHORT-TERM NOTES AND OTHER CORPORATE OBLIGATIONS. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

U.S. GOVERNMENT SECURITIES

     Investments in U.S. government securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. In addition, U.S. government securities include securities issued by instrumentalities of the U.S. government, such as the GNMA, which are also backed by the full faith and credit of the United States. Also included in the category of U.S. government securities are instruments issued by instrumentalities established or sponsored by the U.S. government, such as the Student Loan Marketing Association, the FNMA and the FHLMC. While these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities, although under certain conditions certain of these authorities may borrow from the U.S. Treasury. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitment. The Fund will invest in securities of such agencies or instrumentalities only when the adviser or sub-adviser is satisfied that the credit risk with respect to any instrumentality is comparable to the credit risk of U.S. government securities backed by the full faith and credit of the United States.

OTHER INVESTMENTS

ASSET-BACKED SECURITIES

     Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Fund's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

     Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

     The Fund may invest in any type of asset-backed security if the portfolio manager determines that the security is consistent with the Fund's investment objective and policies. It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-backed securities are developed and offered to investors, investments in such new types of mortgage-backed securities may be considered for the Fund.

     Aircraft Lease Receivables - An aircraft lease receivable ("ALR") is an asset-backed security. ALRs are generally structured as a pass-through trust, a special purpose vehicle. The aircrafts are sold to the trust and the trust will issue several tranches, or classes, of equipment trust certificates to investors. The offering can be made publicly or privately. The trust owns the aircrafts and leases them to the airline companies. Unlike the receivables backed by loans or securities, the aircraft lease receivables are not as sensitive to changes in interest rates. However, the aircrafts lease receivables may entail a higher risk because of the underlying assets. Aircrafts are expensive to maintain, operate, and difficult to sell. In addition, the aircrafts are subject to many laws in different jurisdictions and the repossession of the aircraft from the lessee may be difficult and costly.

BANKING INDUSTRY OBLIGATIONS

     Banking industry obligations include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, and FIXED TIME Deposits. The Fund will not invest in obligations issued by a bank unless (i) the bank is a U.S. bank and a member of the FDIC and
(ii) the bank has total assets of at least $1 billion (U.S.) or, if not, the Fund's investment is limited to the FDIC-insured amount of $100,000.

CREDIT-LINKED NOTES

     A credit-linked note ("CLN") is generally issued by one party with a credit option, or risk, linked to a second party. The embedded credit option allows the first party to shift a specific credit risk to the CLN holder, or the Fund in this case. The CLN is issued by a trust, a special purpose vehicle, collateralized by AAA-rated securities. Because of its high ratings, a CLN may be purchased for either Fund in accordance to the Fund's investment objective. The CLN's price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. The CLN holder bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. In return for these risks, the CLN holder receives a higher yield. As with most derivative investments, valuation of a CLN is difficult due to the complexity of the security (i.e., the embedded option is not easily priced). The Fund cannot assure that it can implement a successful strategy regarding this type of investments.

DERIVATIVES

     Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Types of derivatives include options, futures contracts, options on futures and forward contracts. Derivative instruments may be used for a variety of reasons, including to enhance return, hedge certain market risks, or provide a substitute for purchasing or selling particular securities. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily payment system (i.e., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Fund will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as they would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

     The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the sub-adviser to forecast interest rates and other economic factors correctly. If the sub-adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

     The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the sub-adviser incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of the Fund to close out or to liquidate its derivatives positions. In addition, the Fund's use of such instruments may cause the Fund to realize higher amounts of short-term capital gains and generally cause the Fund to realize higher amounts of short-term capital gains (and generally taxed at ordinary income tax rates) than if it had not used such instruments.

     DEALER OPTIONS. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund purchases a dealer option it must rely on the selling dealer to perform if the Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

     Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a fund writes a dealer option, the fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Fund, no assurance exists that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

     The staff of the SEC takes the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

     OPTIONS ON SECURITIES AND INDICES. The Fund may, to the extent specified herein or in the Prospectus, purchase and sell both put and call options on fixed-income or other securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

     An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

     The Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, in such amount are segregated by its custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid the sub-adviser in accordance with procedures established by the Board equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board.

     If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     The Fund may well sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

     Risks Associated with Options on Securities and Indices.

     There are several risks associated with transactions in options on securities and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

     If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     FOREIGN CURRENCY OPTIONS. Because the Fund invests in foreign currency-denominated securities, it may buy or sell put and call options on foreign currencies. The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives that purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits, which may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

     Futures contracts and options thereon ("futures options") include such contracts or options with respect to, but not limited to, interest rates, commodities, and security or commodity indexes. To the extent that the Fund may invest in foreign currency-denominated securities, it may also invest in FOREIGN CURRENCY FUTURES CONTRACTS and options thereon.

     An interest rate, commodity, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indices as well as financial instruments and foreign currencies including: the S&P 500(R); the S&P MidCap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

     The Fund may purchase and write call and put futures options, as specified for that Fund in this SAI or the Prospectus. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     The Fund intends generally to limit its use of futures contracts and futures options to "bona fide hedging" transactions, as such term is defined in applicable regulations, interpretations and practice. For example, the Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities, which the Fund intends to purchase. The Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     The Fund will only enter into futures contracts and futures options, which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV, the Fund will mark to market its open futures positions.

     The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     For a covered straddle consists of a call and a put written the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

     Limitations on Use of Futures and Futures Options. In general, the Fund intends to enter into positions in futures contracts and related options only for "bona fide hedging" purposes. When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the sub-adviser in accordance e with procedures established by the Board, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     When selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

     When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     To the extent that securities with maturities greater than one year are used to segregate assets to cover the Fund's obligations under the futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on the Fund's portfolio securities. Thus, the use of a longer-term security may require the Fund to hold offsetting short-term securities to balance the Fund's portfolio such that the Fund's duration does not exceed the maximum permitted for the Fund in the Prospectus.

     The requirements for qualification as a RIC also may limit the extent to which the Fund may enter into futures, futures options or forward contracts.

     Risks Associated with Futures and Futures Options.

     There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Future exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential loses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holder of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     FORWARD CURRENCY CONTRACTS. Forward currency contracts are entered into in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

     Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon - Options on securities, futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

     OTC OPTIONS. The staff of the SEC has taken the position that purchased over-the-counter options ("OTC Options") and the assets used as cover for written OTC Options are illiquid securities. The Fund will write OTC Options only with primary U.S. government securities dealers recognized by the Board of Governors of the Federal Reserve System or member banks of the Federal Reserve System ("primary dealers"). In connection with these special arrangements, the Fund intends to establish standards for the creditworthiness of the primary dealers with which it may enter into OTC Option contracts and those standards, as modified from time to time, will be implemented and monitored by the adviser or sub-adviser. Under these special arrangements, the Fund will enter into contracts with primary dealers that provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but that in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." "Strike price" refers to the price at which an option will be exercised. "Cover assets" refers to the amount of cash or liquid assets that must be segregated to collateralize the value of the futures contracts written by the Fund. Under such circumstances, the Fund will treat as illiquid that amount of the cover assets equal to the amount by which the formula price for the repurchase of the option is greater than the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although each agreement will provide that the Fund's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written. Therefore, the Fund might pay more to repurchase the OTC Option contract than the Fund would pay to close out a similar exchange traded option.

     Exchange-traded options generally have a continuous liquid market while OTC Options may not. Consequently, the Fund can realize the value of an OTC Option it has purchased only by exercising or reselling the option to the issuing dealer. In the event of insolvency of the other party, the Fund may be unable to liquidate an OTC Option.

     PURCHASING OPTIONS. Purchasing Put and Call Options. Put and call options are derivative securities traded on United States and foreign exchanges, including the American Stock Exchange, Chicago Board Options Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and NYSE. The Fund will engage in trading of such derivative securities exclusively for non-speculative hedging purposes.

     If a put option is purchased, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the adviser or sub-adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund holds a stock which the adviser or sub-adviser believes has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, is the amount by which the Fund hedges against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the premium paid for the put option less any amount for which the put may be sold reduces the profit the Fund realizes on the sale of the securities.

     If a call option is purchased, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the Fund purchases the call option to hedge a short position in the underlying security and the price of the underlying security thereafter falls, the premium paid for the call option less any amount for which such option may be sold reduces the profit the Fund realizes on the cover of the short position in the security.

     Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Fund generally will purchase only those options for which the adviser or sub-adviser believes there is an active secondary market to facilitate closing transactions.

     STOCK INDEX OPTIONS. Stock Index options include put and call options with respect to the S&P 500(R) and other stock indices. These may be purchased as a hedge against changes in the values of portfolio securities or securities which it intends to purchase or sell, or to reduce risks inherent in the ongoing management of the Fund.

     The distinctive characteristics of options on stock indices create certain risks not found in stock options generally. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on a stock index depends on the adviser's or sub-adviser's ability to predict correctly movements in the direction of the stock market generally. This requires different skills and techniques than predicting changes in the price of individual stocks.

     Index prices may be distorted if circumstances disrupt trading of certain stocks included in the index, such as if trading were halted in a substantial number of stocks included in the index. If this happens, the Fund could not be able to close out options, which it had purchased, and if restrictions on exercise were imposed, the Fund might be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Fund purchases put or call options only with respect to an index which the adviser or sub-adviser believes includes a sufficient number of stocks to minimize the likelihood of a trading halt in the index.

     STRADDLES. A straddle, which may be used for hedging purposes, is a combinations of put and call options on the same underlying security used for hedging purposes to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

     WARRANTS. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

     Put and call index warrants are instruments whose values vary depending on the change in the value of one or more specified securities indices ("Index Warrants"). Index Warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the Index Warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Fund were not to exercise an Index Warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant. The Fund will normally use Index Warrants in a manner similar to its use of options on securities indices. The risks of using Index Warrants are generally similar to those relating to its use of index options. Unlike most index options, however, Index Warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, Index Warrants generally have longer terms than index options. Index Warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of Index Warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

     WRITING OPTIONS. Covered call options are considered "covered" if the Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

     Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security. The Fund realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Fund realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Fund generally offsets, in whole or in part, any loss to the Fund resulting from the repurchase of a call option.

Risks of Investing in Options on Securities and Indices.

     There are several risks associated with transactions in options on securities and indices. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which the Fund may enter into options transactions may be limited by the Code requirements for qualification of the Fund as a RIC. See "Dividends, Distributions and Taxes."

     In addition, foreign option exchanges do not afford to participants many of the protections available in United States option exchanges. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options" above.

INDEX, CURRENCY AND EQUITY-LINKED SECURITIES.

     "Index-linked" or "commodity-linked" notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500(R) Index or a weighted index of commodity futures such as crude oil, gasoline and natural gas. They may also invest in "equity linked" and "currency-linked" debt securities. At maturity, the principal amount of an equity-linked debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

     Index and currency-linked securities are derivative instruments which may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the adviser or sub-adviser. Markets, underlying securities and indices may move in a direction that was not anticipated by the adviser or sub-adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the U.S. and abroad. Certain derivative instruments may be illiquid. See "Illiquid Securities" below.

IPOS

     Initial Public Offerings ("IPOs") occur when the company first offers securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO.

     Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

     The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Fund's sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

     The effect of an IPO investment can have a magnified impact on the Fund's performance when the Fund's asset bases are small. Consequently, IPOs may constitute a significant portion of the Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.

     There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by the Fund may vary, decrease or entirely disappear. In some cases, the Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

LOAN PARTICIPATION AND ASSIGNMENTS

     The Fund's investment in LOAN PARTICIPATIONS typically will result in the Fund having a contractual relationship only with the lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing a participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any right of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

     When the Fund purchases a LOAN ASSIGNMENT from lenders, it will acquire direct rights against the borrowers on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such securities, the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and the Fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of Fund shares, to meet the Fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for the Fund to value these securities for purposes of calculating its NAV.

OTHER INVESTMENT COMPANIES

     An Investment Company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When the Fund invests in other investment companies, shareholders of the Fund bear their proportionate share of the underlying investment companies' fees and expenses.

     EXCHANGE-TRADED FUNDS ("ETFs"). An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are traded on exchanges and trade similarly to publicly-traded companies. ETFs also have risks and costs that are similar to publicly-traded companies. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk borne by the investors of ETFs. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, when the Fund invests in ETF's, shareholders of the Fund bear their proportionate share of the underlying ETF's fees and expenses.

     HOLDING COMPANY DEPOSITARY RECEIPTS ("HOLDRs"). HOLDRs are trust-issued receipts that represent the Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, the Fund's investments will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

     SENIOR LOANS. The Fund may invest in investment companies that invest primarily in interests in variable or floating rate loans or notes. Senior Loans in most circumstances, are fully collateralized by assets of a corporation, partnership, limited liability company, or other business entity. Senior Loans vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, Senior Loans are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders.

     Substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of the Fund's assets may also be affected by other uncertainties such as economic developments affecting the market for Senior Loans or affecting borrowers generally.

     Senior Loans usually include restrictive covenants which must be maintained by the borrower. Under certain interests in Senior Loans, an investment company investing in a Senior Loan may have an obligation to make additional loans upon demand by the borrower. Senior Loans, unlike certain bonds, usually do not have call protection. This means that interests, while having a stated one to ten-year term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.

     Credit Risk. Information about interests in Senior Loans generally is not in the public domain, and interests are generally not currently rated by any nationally recognized rating service. Senior Loans are subject to the risk of nonpayment of scheduled interest or principal payments. Issuers of Senior Loans generally have either issued debt securities that are rated lower than investment grade, or, if they had issued debt securities, such debt securities would likely be rated lower than investment grade. However, unlike other types of debt securities, Senior Loans are generally fully collateralized.

     In the event of a failure to pay scheduled interest or principal payments on Senior Loans, an investment company investing in that Senior Loan could experience a reduction in its income, and would experience a decline in the market value of the particular Senior Loan so affected, and may experience a decline in the NAV or the amount of its dividends. In the event of a bankruptcy of the borrower, the investment company could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Senior Loan.

     Collateral. Senior Loans typically will be secured by pledges of collateral from the borrower in the form of tangible assets and intangible assets. In some instances, an investment company may invest in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the Senior Loan subsequent to an investment in such Senior Loan. In addition, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, there is a risk that the stock may decline in value, be relatively illiquid, or may lose all or substantially all of its value, causing the Senior Loan to be under collateralized.

     Limited Secondary Market. Although it is growing, the secondary market for Senior Loans is currently limited. There is no organized exchange or board of trade on which Senior Loans may be traded; instead, the secondary market for Senior Loans is an unregulated inter-dealer or inter-bank market. Accordingly, Senior Loans may be illiquid. In addition, Senior Loans generally require the consent of the borrower prior to sale or assignment. These consent requirements may delay or impede the Fund's ability to sell Senior Loans. In addition, because the secondary market for Senior Loans may be limited, it may be difficult to value Senior Loans. Market quotations may not be available and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation, because there is less reliable, objective data available.

     Hybrid Loans. The growth of the syndicated loan market has produced loan structures with characteristics similar to Senior Loans but which resemble bonds in some respects, and generally offer less covenant or other protections than traditional Senior Loans while still being collateralized ("Hybrid Loans"). With Hybrid Loans, the Fund may not possess a senior claim to all of the collateral securing the Hybrid Loans. Hybrid Loans also may not include covenants that are typical of Senior Loans, such as covenants requiring the maintenance of minimum interest coverage ratios. As a result, Hybrid Loans present additional risks besides those associated with traditional Senior Loans, although they may provide a relatively higher yield. Because the lenders in Hybrid Loans waive or forego certain loan covenants, their negotiating power or voting rights in the event of a default may be diminished. As a result, the lenders' interests may not be represented as significantly as in the case of a conventional Senior Loan. In addition, because an investment company's security interest in some of the collateral may be subordinate to other creditors, the risk of nonpayment of interest or loss of principal may be greater than would be the case with conventional Senior Loans.

     Subordinated and Unsecured Loans. Certain investment companies may invest in subordinated and unsecured loans. The primary risk arising from a holder's subordination is the potential loss in the event of default by the issuer of the loans. Subordinated loans in an insolvency bear an increased share, relative to senior secured lenders, of the ultimate risk that the borrower's assets are insufficient to meet its obligations to its creditors. Unsecured loans are not secured by any specific collateral of the borrower. They do not enjoy the security associated with collateralization and may pose a greater risk of nonpayment of interest or loss of principal than do secured loans.

PRIVATE FUNDS

     U.S. or foreign private limited partnerships or other investment funds are referred to as Private Funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds generally are investment companies for purposes of the 1940 Act, the Fund's ability to invest in them will be limited. In addition, Fund shareholders will remain subject to the Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the Fund's entire investment in the Private Funds.

     Private investment funds include a variety of pooled investments. Generally, these pooled investments are structured as a trust, a special purpose vehicle, and are exempted from registration under the 1940 Act. As an investor, the Fund owns a proportionate share of the trust. Typically, the trust does not employ a professional investment manager. Instead, the pooled investment tracks some index by investing in the issuers or securities that comprise the index. The Fund receives a stream of cash flows in the form of interest payments from the underlying assets or the proceeds from the sale of the underlying assets in the event those underlying assets are sold. However, some pooled investments may not dispose of the underlying securities regardless of the adverse events affecting the issuers depending on the investment strategy utilized. In this type of strategy, the pooled investment continues to hold the underlying securities as long as the issuers or securities remain members of the tracked index.

     The pooled investments allow the Fund to synchronize the receipt of interest and principal payments and also, diversify some of the risks involved with investing in fixed income securities. Because the trust holds securities of many issuers, the default of a few issuers would not impact the Fund significantly. However, the Fund bears any expenses incurred by the trust. In addition, the Fund assumes the liquidity risks generally associated the privately offered pooled investments.

     Pooled investments that are structured as a trust contain many similarities to Private Funds that are structured as limited partnerships. The primary difference between the trust and the limited partnership structure is the redemption of the ownership interests. Typically, the ownership interests in a typical Private Fund are redeemable only by the general partners and thus, are restricted from transferring from one party to another. Conversely, the ownership interests in the trust are generally not redeemable by the trust, except under certain circumstances, and are transferable among the general public for publicly offered securities and "qualified purchasers" or "qualified institutional buyers" for privately offered securities.

     The Fund cannot assure that it can achieve better results by investing in a pooled investment versus investing directly in the individual underlying assets.

     Private investment funds also include investments in certain structured securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex fixed-income investments.

REAL ESTATE SECURITIES

     The Fund's investments in real estate are primarily in real estate investment trusts ("REITs") and other real estate operating companies ("REOCs"). A REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing.

     A REIT is a corporation or business trust that meets the definitional requirements of the Code. The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders.

     REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development, or long-term loans. The Real Estate Fund invests primarily in Equity REITs.

     Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Fund will not invest directly in real estate, a fund may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses;

uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; changes in interest rates; and acts of terrorism, war or other acts of violence. To the extent that assets underlying the REITs' investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

     REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such mortgage REITs. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Mortgage REITs may also be affected by the ability of borrowers to repay when due the debt extended by the REITs and equity REITs may be affected by the ability of tenants to pay rent.

     Investing in REITs involves risks similar to those associated with investing in small-capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

RESTRICTED AND ILLIQUID SECURITIES

     Generally, a security is considered illiquid if it cannot be disposed of within seven days. Its illiquidity might prevent the sale of such a security at a time when the adviser or a sub-adviser might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that the Fund could realize upon disposition. Because of the nature of these securities, a considerable period of time may elapse between the Fund's decision to dispose of these securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline. The expenses of registering restricted securities (excluding securities that may be resold by the Fund pursuant to Rule 144A) may be negotiated at the time such securities are purchased by the Fund. When registration is required before the securities may be resold, a considerable period may elapse between the decision to sell the securities and the time when the Fund would be permitted to sell them. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may also acquire securities through private placements. Such securities may have contractual restrictions on their resale, which might prevent their resale by the Fund at a time when such resale would be desirable. Securities that are not readily marketable will be valued by the Fund in good faith pursuant to procedures adopted by the Board.

     Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as "qualified institutional buyers," and under the Fund's procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets. The Fund may not invest more than 15% of its net assets in illiquid securities, measured at the time of investment. The Fund will adhere to a more restrictive investment limitation on its investments in illiquid or restricted securities as required by the securities laws of those jurisdictions where shares of the Fund is registered for sale.

SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES

     The Fund considers securities of companies with limited operating histories to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies.

TO BE ANNOUNCED SALE COMMITMENTS

     To Be Announced ("TBA") sale commitments involve commitments where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. The Fund will enter into TBA sale commitments to hedge its Fund positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Fund will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

ZERO COUPON AND PAY-IN-KIND SECURITIES

     ZERO COUPON, or deferred interest securities, are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon and delayed interest securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires holders of zero coupon securities to report as interest income each year the portion of the original issue discount on such securities (other than tax-exempt original issue discount from a zero coupon security) that accrues that year, even though the holders receive no cash payments of interest during the year.

     PAY-IN-KIND SECURITIES are securities that pay interest or dividends through the issuance of additional securities. The Fund will be required to report as income annual inclusions of original issue discount over the life of such securities as if it were paid on a current basis, although no cash interest or dividend payments are received by the Fund until the cash payment date or the securities mature. Under certain circumstances, the Fund could also be required to include accrued market discount or capital gain with respect to its pay-in-kind securities.

     The risks associated with lower rated debt securities apply to these securities. Zero coupon and pay-in-kind securities are also subject to the risk that in the event of a default, the Fund may realize no return on its investment, because these securities do not pay cash interest.

INVESTMENT TECHNIQUES

BORROWING

     The Fund may borrow from banks. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint.

     Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

LENDING OF PORTFOLIO SECURITIES

     In order to generate additional income, the Fund may lend portfolio securities to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. No lending may be made with any companies affiliated with the adviser. These loans earn income for the Fund and are collateralized by cash, securities or letters of credit. The Fund might experience a loss if the financial institution defaults on the loan.

     The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities, and the Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the Fund or the borrower at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Fund. When the Fund lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities. The Fund could incur losses in connection with the investment of such collaterals.

REPURCHASE AGREEMENTS

     Repurchase agreements may be utilized, with respect to portfolio securities. Such agreements may be considered to be loans by the Fund for purposes of the 1940 Act. Each repurchase agreement must be collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Fund acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the adviser or sub-adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Fund holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. To mitigate this risk, the Fund may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors' rights against the counterparty under applicable insolvency law in the event of the counterparty's insolvency.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL TRANSACTIONS

     The Fund may enter into reverse repurchase agreement transactions. Such transactions involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. This process involves the lending of specific securities to pre-approved counterparties, broker dealers, and the receipt of cash in return for a set period of time- thirty to sixty days is generally the term of any transaction. By convention, 102% worth of securities is placed as collateral with the counterparty; however, that is negotiable and may vary depending on the type of collateral employed. More volatile securities may require higher collateral. The Fund may employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other portfolio investments during unfavorable market conditions or when dollar roll transactions become uneconomic. Reverse repurchase agreements alleviate the need to liquidate the short-term assets associated with the proceeds of dollar roll transactions. The liquidation of carefully tailored short-term securities component of the Fund is not cost-effective for shareholders; moreover, the reconstruction of that short-term component at a later date is also not cost-effective. At the time it enters into a reverse repurchase agreement, the Fund may place in a segregated custodial account cash and/or liquid assets having a dollar value equal to the repurchase price. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. Reverse repurchase agreements, together with other permitted borrowings, may constitute up to 33 1/3% of the Fund's total assets. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint. However, the Fund may segregate its assets to cover the commitment under a reverse repurchase agreement, dollar roll transaction, or any other transactions that may five rise to "senior security," as defined by the 1940 Act; as a result, the Fund will not be subject to the 300% asset coverage requirement. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Fund's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

     In order to enhance portfolio returns and manage prepayment risks the Fund may engage in dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage security held in the portfolio to a financial institutional such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security. When the Fund enters into a dollar roll transaction, cash and/or liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be repurchased, are segregated with its custodian at the trade date. These securities are marked daily and are maintained until the transaction is settled.

     Whether a reverse repurchase agreement or dollar-roll transaction produces a gain for the Fund depends upon the "costs of the agreements" (e.g., a function of the difference between the amount received upon the sale of its securities and the amount to be spent upon the purchase of the same or "substantially the same" security) and the income and gains of the securities purchased with the proceeds received from the sale of the mortgage security. If the income and gains on the securities purchased with the proceeds of the agreements exceed the costs of the agreements, then the Fund's NAV will increase faster than otherwise would be the case; conversely, if the income and gains on such securities purchased fail to exceed the costs of the structure, NAV will decline faster than otherwise would be the case. Reverse repurchase agreements and dollar-roll transactions, as leveraging techniques, may increase the Fund's yield in the manner described above; however, such transactions also increase the Fund's risk to capital and may result in a shareholder's loss of principal.

SWAP AGREEMENTS AND OPTIONS ON SWAP AGREEMENTS.

     Swap transactions, include, but are not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent the Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. The Fund may also enter into options on swap agreements ("swap options").

     The Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

     Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with the Fund's investment objectives and general investment policies, the Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.

     The Fund may enter into credit swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly.

     A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund that may engage in swaps may write (sell) and purchase put and call swap options.

     Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the sub-adviser in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's total assets.

     Whether the Fund's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Code may limit the Fund's ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

     Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

     Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent the Fund invests in these securities, however, the sub-adviser analyzes these securities in its overall assessment of the effective duration of the Fund's portfolio in an effort to monitor the Fund's interest rate risk.

SHORT SALES

     Short sales of securities are securities already owned or have the right to be acquired at no added cost through conversion or exchange of other securities they own (referred to as SHORT SALES "AGAINST THE BOX"). The Fund will not make short sales of securities, other than short sales "against the box."

     If the Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

     The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the adviser or sub-adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

     In the view of the Commission, a short sale involves the creation of a "senior security" as such term is defined in the 1940 Act, unless the sale is "against the box" and the securities sold short are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by placing in a segregated account (not with the broker) cash, U.S. government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale. The Fund will comply with these requirements. In addition, as a matter of policy, the Fund's Board has determined that the Fund will not make short sales of securities or maintain a short position if to do so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the Fund's total assets, taken at market value.

     The extent to which the Fund may enter into short sales transactions may be limited by the Code requirements for qualification of the Fund as a RIC. See "Dividends, Distributions and Taxes."

TEMPORARY DEFENSIVE AND OTHER SHORT-TERM POSITIONS

     Investing in certain short-term, high-quality debt instruments and in U.S. government securities is done for the following purposes: (i) to meet anticipated day-to-day operating expenses; (ii) pending the adviser's or sub-adviser's ability to invest cash inflows; (iii) to permit the Fund to meet redemption requests; and (iv) for temporary defensive purposes. A fund for which the investment objective is capital appreciation may also invest in such securities if the fund's assets are insufficient for effective investment in equities.

     Although it is expected that the Fund will normally be invested consistent with its investment objectives and policies, the short-term instruments in which the Fund may invest include: (i) short-term obligations of the U.S. government and its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities; (iii) commercial paper, including master notes; (iv) bank obligations, including certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. The Fund will normally invest in short-term instruments that do not have a maturity of greater than one year. To the extent the Fund is engaged in temporary defensive investments, it will not be pursuing its investment objective.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

     In order to secure prices or yields deemed advantageous at the time the Fund may purchase or sell securities on a when-issued or a delayed-delivery basis generally 15 to 45 days after the commitment is made. The Fund will enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Fund prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. The Fund will establish a segregated account with the Custodian consisting of cash and/or liquid assets in an amount equal to the amount of its when-issued and delayed-delivery commitments which will be "marked-to-market" daily. The Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. In these cases, the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment, and delayed delivery transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

     When the time comes to pay for the securities acquired on a delayed delivery basis, the Fund will meet its obligations from the available cash flow, sale of the securities held in the segregated account, sale of other securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Depending on market conditions, the Fund could experience fluctuations in share price as a result of delayed delivery or when-issued purchases.

                FUNDAMENTAL INVESTMENT RESTRICTIONS AND POLICIES

     All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations will not require elimination of any security from the relevant portfolio.

INVESTMENT RESTRICTIONS

     The investment objective of the Fund is a fundamental policy. The Fund has adopted the following investment restrictions as fundamental policies which means they cannot be changed without approval by the holders of a "majority" of its outstanding voting securities, as that term is defined in the 1940 Act. The Term "majority" is defined in the 1940 Act as the lesser of (1) 67% or more of the Fund's voting securities present at a meeting of shareholders of which the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the Fund's outstanding securities.

     Under these investment restrictions, the Fund may not:

     (1) Issue any senior security (as defined in the 1940 Act), except that (i) the Fund may enter into commitments to purchase securities in accordance with the Fund's investment program, including reverse repurchase agreements, delayed delivery and when-issued securities, which may be considered the issuance of senior securities; (ii) the Fund may engage in transactions that may result in the issuance of a senior security to the extent permitted under applicable regulations, interpretations of the 1940 Act or an exemptive order; (iii) the Fund may engage in short sales of securities to the extent permitted in the its investment program and other restrictions;

(iv) the purchase or sale of futures contracts and related options shall not be considered to involve the issuance of senior securities; and (v) subject to certain fundamental restrictions set forth below, the Fund may borrow money as authorized by the 1940 Act.

     (2) Borrow money, except that (a) the Fund may enter into certain futures contacts and, options related thereto; (b) the Fund may enter into commitments to purchase securities in accordance with the investment program, including delayed delivery and when-issued securities and reverse repurchase agreements;
(c) the Fund may borrow money for temporary or emergency purposes in amounts not exceeding 15% of the value of its total assets at the time when the loan is made; and (d) for purposes of leveraging, the Fund may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of the Fund's assets including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings.

     (3) Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Fund for its portfolio, the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

     (4) Purchase real estate, interests in real estate or real estate limited partnership interests except that: (i) to the extent appropriate under its investment program, the Fund may invest in securities secured by real estate or interests therein or issued by companies, including REITS, which deal in real estate or interests therein; or (ii) the Fund may acquire real estate as a result of ownership of securities or other interests (this could occur, for example, if the Fund holds a security that is collateralized by an interest in real estate and the security defaults).

     (5) Make loans, except that, to the extent appropriate under its investment program, the Fund may purchase bonds, debentures or other debt securities, including short-term obligations; enter into repurchase transactions; and lend portfolio securities provided that the value of such loaned securities does not exceed one-third of the Fund's total assets.

     (6) Invest in commodity contracts, except that the Fund may, to the extent appropriate under its investment program, purchase securities of companies engage in such activities; may enter into futures contracts are related option; and may engage in transactions on a when-issued or forward commitment basis.

     (7) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer excluding securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or purchase more than 10% of the outstanding voting securities of any issuer.

     (8) Concentrate its investment in any one industry except that the Fund may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. This limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities.

     With the exception of fundamental investment restriction (2), where the Fund's investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time of purchase, notwithstanding a later change in the market value of an invest, in net or total assets, in the securities rating of the investment, or any other change.

     The Fund also has adopted certain other investment policies and restrictions reflecting the current investment practices of the Fund, which may be changed by the Board and without shareholder vote. Under such policies and restrictions, the Fund will not:

     (1) Mortgage, pledge or hypothecate its assets except in connection with loans of securities as described in (4) above, borrowings as described in (1) above, and permitted transactions involving options, futures contracts and options on such contracts;

     (2) Invest in companies for the purpose of exercising control or management;

     (3) Make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Fund;

     (4) Invest more than 25% of its total assets in securities or obligations of foreign issuers, including marketable securities of, or guaranteed by, foreign governments (or any instrumentality or subdivision thereof);

     (5) Purchase interests in oil, gas or other mineral exploration programs; however, this limitation will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas or other minerals;

     (6) Invest more than 10% of the total value of its assets in high-yield bonds (securities rated below BBB- by S&P or Baa3 by Moody's, or, if unrated, considered by the investment manager and/or sub-adviser to be of comparable quality).

     The Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large U.S. companies. the Fund also has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

                               PORTFOLIO TURNOVER

     A change in securities held in the portfolio of the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer mark-ups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. The Fund cannot accurately predict its turnover rate, however the rate will be higher when the Fund finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase commission expenses and may involve realization of gains. The Fund's historical turnover rates are included in the Financial Highlights tables in the Prospectus.

                  DISCLOSURE OF THE FUND'S PORTFOLIO SECURITIES

     The Fund is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Fund's annual and semi-annual shareholder reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

     In addition, the Fund posts its portfolio holdings schedule on ING's website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (i.e., the Fund will post the quarter-ending June 30 holdings on August 1).

     The Fund also compiles a list composed of its ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING's website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

     Investors (both individual and institutional), financial intermediaries that distribute the Fund's shares and most third parties may receive the Fund's annual or semi-annual shareholder reports, or view on ING's website, the Fund's portfolio holdings schedule. The Top Ten list also is provided in quarterly Fund descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

     Other than in regulatory filings or on ING's website, the Fund may provide its portfolio holdings to certain third parties and affiliates when the Fund has a legitimate business purpose for doing so. Unless otherwise noted below, the Fund's disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which information is requested and the date the information is provided. Specifically, the Fund's disclosure of its portfolio holdings may include disclosure:

     - To the Trust's independent registered public accounting firm, named herein, for use in providing audit opinions;

     - To financial printers for the purpose of preparing Fund regulatory filings;

     -    For the purpose of due diligence regarding a merger or acquisition;

     - To a new adviser or sub-adviser prior to the commencement of its management of the Fund;

     - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and S&P, such agencies may receive more data from the Fund than is posted on the Fund's website;

     - To consultants for use in providing asset allocation advice in connection with an investment by affiliated funds-of-funds in the Fund;

     - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Fund;

     - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Fund shareholders; or

     - To certain third parties, on a weekly basis with no lag time, that have financed the Fund's Class B shares.

     In instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

     The Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's adviser, sub-adviser, principal underwriter or any affiliated person of the Fund, its adviser, or its principal underwriter, on the other. Such Policies authorize the Fund's administrator to implement the Board's policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Fund's shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the adviser, sub-adviser(s), principal underwriter and their affiliates. The Board has authorized the senior officers of the Fund's administrator to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Fund's administrator reports quarterly to the Board regarding the implementation of such policies and procedures.

     The Fund has the following ongoing arrangements with certain third parties to provide such Fund's portfolio holdings:

                                                                          TIME LAG BETWEEN
                                                                         DATE OF INFORMATION
                                                                        AND DATE INFORMATION
            PARTY                        PURPOSE            FREQUENCY         RELEASED
            -----                        -------            ---------   --------------------
Societe Generale Constellation   Class B shares financing     Weekly            None
Institutional Shareholder        Proxy Voting & Class         Daily             None
Services, Inc.                   Action Services
Charles River Development        Compliance                   Daily             None

     All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Fund and its shareholders. The Fund's Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving the Fund will be disclosed to the Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Fund, the adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

                             MANAGEMENT OF THE TRUST

Set forth in the table below is information about each Trustee of the Trust.

                                                                                                 NUMBER
                                                                                                 OF FUNDS
                                                                                                 IN FUND             OTHER
                                 POSITION(S)    TERM OF OFFICE                                   COMPLEX         DIRECTOR-SHIPS
                                  HELD WITH     AND LENGTH OF     PRINCIPAL OCCUPATION(S) -    OVERSEEN BY          HELD BY
    NAME, ADDRESS AND AGE           TRUST       TIME SERVED(1)     DURING THE PAST 5 YEARS      TRUSTEE(2)          TRUSTEE
    ---------------------        -----------   ---------------   ---------------------------   -----------   ----------------------
Independent Trustees               Trustee     January 2005 -    President and Chief               176       None.
JOHN V. BOYER                                  Present           Executive Officer, Franklin
7337 East Doubletree Ranch Rd.                                   and Eleanor Roosevelt
Scottsdale, Arizona                                              Institute (March 2006 -
85258                                                            Present). Formerly,
Age: 53                                                          Executive Director, The
                                                                 Mark Twain House & Museum
                                                                 (3) (September 1989 -
                                                                 November 2005).

PATRICIA W. CHADWICK (4)
7337 East Doubletree Ranch Rd.     Trustee     January 2006 -    Consultant and President of       176       None.
Scottsdale, Arizona                            Present           self-owned company,
85258                                                            Ravengate Partners LLC
Age: 58                                                          (January 2000 - Present).

J. MICHAEL EARLEY                  Trustee     February 2002 -   President and Chief               176       None.
7337 East Doubletree Ranch Rd.                 Present           Executive Officer, Bankers
Scottsdale, Arizona                                              Trust Company, N.A.
85258                                                            (June 1992 - Present).
Age: 61

R. BARBARA GITENSTEIN              Trustee     February 2002 -   President, College of New         176       None.
7337 East Doubletree Ranch Rd.                 Present           Jersey (January 1999 -
Scottsdale, Arizona                                              Present).
85258
Age: 58

PATRICK W. KENNY                   Trustee     January 2005 -    President and Chief               176       Assured Guaranty Ltd.
7337 East Doubletree Ranch Rd.                 Present           Executive Officer,                          (April 2004 -
Scottsdale, Arizona                                              International Insurance                     Present).
85258                                                            Society (June 2001 -
Age: 63                                                          Present).

                                                                                                  NUMBER
                                                                                                 OF FUNDS
                                                                                                 IN FUND             OTHER
                                 POSITION(S)    TERM OF OFFICE                                   COMPLEX         DIRECTOR-SHIPS
                                  HELD WITH     AND LENGTH OF     PRINCIPAL OCCUPATION(S) -    OVERSEEN BY          HELD BY
    NAME, ADDRESS AND AGE           TRUST       TIME SERVED(1)     DURING THE PAST 5 YEARS      TRUSTEE(2)          TRUSTEE
    ---------------------        -----------   ---------------   ---------------------------   -----------   ----------------------
JOCK PATTON                      Chairperson   October 1999 -    Private Investor (June            176       JDA Software Group,
7337 East Doubletree Ranch Rd.   and Trustee   Present           1997 - Present). Formerly,                  Inc. (January 1999 -
Scottsdale, Arizona                                              Director and Chief                          Present); and Swift
85258                                                            Executive Officer, Rainbow                  Transportation Co.
Age: 60                                                          Multimedia Group, Inc.                      (March 2004 -Present).
                                                                 (January 1999 - December
                                                                 2001).

SHERYL K. PRESSLER (4)             Trustee     January 2006 -    Consultant (May 2001 -            176       Stillwater Mining
7337 East Doubletree Ranch Rd.                 Present           Present). Formerly, Chief                   Company (May 2002 -
Scottsdale, Arizona                                              Executive Officer, Lend                     Present); California
85258                                                            Lease Real Estate                           HealthCare Foundation
Age: 55                                                          Investments, Inc. (March                    (June 1999 - Present);
                                                                 2000 - April 2001).                         and Romanian-American
                                                                                                             Enterprise Fund
                                                                                                             (February 2004 -
                                                                                                             Present).

DAVID W.C. PUTNAM                  Trustee     October 1999 -    President and Director,           176       Principled Equity
7337 East Doubletree Ranch Rd.                 Present           F.L. Putnam Securities                      Market Trust (December
Scottsdale, Arizona                                              Company, Inc. (June 1978 -                  1996 - Present);  and
85258                                                            Present).                                   Asian American Bank
Age: 66                                                                                                      and Trust Company
                                                                                                             (June 1993 - Present).

ROGER B. VINCENT                   Trustee     February 2002 -   President, Springwell             176       AmeriGas Propane, Inc.
7337 East Doubletree Ranch Rd.                 Present           Corporation (March 1989 -                   (January 1998 -
Scottsdale, Arizona                                              Present).                                   Present); and UGI
85258                                                                                                        Corporation (February
Age: 61                                                                                                      2006 - Present).

Trustees who are "Interested Persons"

JOHN G. TURNER (5)                 Trustee     October 1999 -    Retired. Formerly, Vice           176       Hormel Foods
7337 East Doubletree Ranch Rd.                 Present           Chairman of ING Americas                    Corporation (March
Scottsdale, Arizona                                              (September 2000 - January                   2000 - Present); and
85258                                                            2002); Director of                          Conseco, Inc.
Age: 66                                                          ReliaStar Life Insurance                    (September 2003 -
                                                                 Company of New York (April                  Present).
                                                                 1975 - December 2001); and
                                                                 Chairman and Trustee of
                                                                 the Northstar affiliated
                                                                 investment companies
                                                                 (May 1993 - December 2001).

----------
(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the conclusion of the first regularly scheduled meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which the extension would apply until such time as the shareholder meeting can be held or is no longer needed.

(2) For the purposes of this table, "Fund Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Global Equity Dividend and Premium Opportunity Fund; ING Global Advantage and Premium Opportunity Fund; ING Investment Funds, Inc.; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Risk Managed Natural Resources Fund; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; and ING Partners, Inc. The number of funds in the Fund Complex is as of December 31, 2006.

(3) Shaun Mathews, President, ING USFS Mutual Funds and Investment Products, has held a seat on the board of directors of the Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House & Museum.

(4) Mses. Chadwick and Pressler each commenced services as Trustee on January 18, 2006.

(5) Mr. Turner is deemed to be "interested person" of the Trust as defined in the 1940 Act because of his relationship with ING Groep, N.V., the parent corporation of the adviser, ING Investments, LLC and the Distributor.

OFFICERS

Information about the Trust's officers are set forth in the table below:

                                  POSITIONS HELD WITH THE    TERM OF OFFICE AND LENGTH OF      PRINCIPAL OCCUPATION(S) DURING THE
    NAME, ADDRESS AND AGE                  TRUST                  TIME SERVED (1, 2)                     LAST FIVE YEARS
    ---------------------        ------------------------   -----------------------------   ----------------------------------------
SHAUN P. MATHEWS                 President and Chief        November 2006 - Present         President and Chief Executive Officer,
7337 East Doubletree Ranch       Executive Officer                                          ING Investments, LLC(3) and President
Road Scottsdale, AZ                                                                         and Chief Executive Officer, ING Funds
85258                                                                                       Services, LLC(4), (December 2006-
Age: 51                                                                                     Present); Head of ING USFS Mutual
                                                                                            Funds and Investment Products (October
                                                                                            2004 - Present). Formerly, CMO, ING
                                                                                            USFS (April 2002 - October 2004); Head
                                                                                            of Rollover/Payout (October 2001 -
                                                                                            December 2003).

STANLEY D. VYNER                 Executive Vice President   February 2002 - Present         Executive Vice President, ING
7337 East Doubletree Ranch                                                                  Investments, LLC(3) (July 2000 -
Rd. Scottsdale, Arizona                                                                     Present) and Chief Investment Risk
85258                                                                                       Officer (January 2003 - Present).
Age: 56                                                                                     Formerly, Chief Investment Officer of
                                                                                            the International Portfolios, ING
                                                                                            Investments, LLC(3) (August 2000 -
                                                                                            January 2003).

MICHAEL J. ROLAND                Executive Vice President   February 2002 - Present         Executive Vice President (December 2001
7337 East Doubletree Ranch                                                                  - Present). Formerly, Chief Compliance
Rd. Scottsdale, Arizona                                                                     Officer, ING Investments, LLC(3), ING
85258                                                                                       Life Insurance and Annuity Company and
Age: 48                                                                                     Directed Services, Inc. (October 2004 -
                                                                                            December 2005); Chief Financial Officer
                                                                                            and Treasurer, ING Investments, LLC(3)
                                                                                            (December 2001 - March 2005); and Senior
                                                                                            Vice President, ING Investments, LLC(3)
                                                                                            (June 1998 - December 2001).

JOSEPH M. O'DONNELL              Executive Vice President   March 2006 - Present November   Chief Compliance Officer of the ING
7337 East Doubletree Ranch       and Chief Compliance       2004 - Present                  Funds (November 2004 - Present) and ING
Rd. Scottsdale, Arizona          Officer                                                    Investments, LLC(3), ING Life Insurance
85258                                                                                       and Annuity Company and Directed
Age: 51                                                                                     Services, Inc. (March 2006 - Present)
                                                                                            and Executive Vice President of the ING
                                                                                            Funds (March 2006 - Present). Formerly,
                                                                                            Vice President, Chief Legal Counsel,
                                                                                            Chief Compliance Officer and Secretary
                                                                                            of Atlas Securities, Inc., Atlas
                                                                                            Advisers, Inc. and Atlas Funds (October
                                                                                            2001 - October 2004); and Chief
                                                                                            Operating Officer and General Counsel of
                                                                                            Matthews International Capital
                                                                                            Management LLC and Vice President and
                                                                                            Secretary of Matthews International
                                                                                            Funds (August 1999 - May 2001).

ROBERT S. NAKA                   Executive Vice             November 1999 - Present         Executive Vice President and Chief
7337 East Doubletree Ranch       President, Chief                                           Operating Officer, ING Funds Services,
Rd. Scottsdale, Arizona          Operating Officer and                                      LLC(4) and ING Investments, LLC(3)
85258                            Assistant Secretary                                        (March 2006 - Present); and Assistant
Age: 43                                                                                     Secretary, ING Funds Services, LLC(4)
                                                                                            (October 2001 - Present). Formerly,
                                                                                            Senior Vice President, ING Investments,
                                                                                            LLC(3) (August 1999 - March 2006).

                                  POSITIONS HELD WITH THE    TERM OF OFFICE AND LENGTH OF      PRINCIPAL OCCUPATION(S) DURING THE
    NAME, ADDRESS AND AGE                  TRUST                  TIME SERVED (1, 2)                     LAST FIVE YEARS
    ---------------------        ------------------------   -----------------------------   ----------------------------------------
TODD MODIC                       Senior Vice President,     March 2005 - Present            Senior Vice President, ING Funds
7337 East Doubletree Ranch Rd.   Chief/ Principal                                           Services, LLC(4) (April 2005 - Present).
Scottsdale, Arizona              Financial Officer &                                        Formerly, Vice President, ING Funds
85258                            Assistant Secretary                                        Services, LLC(4) (September 2002 - March
Age: 38                                                                                     2005); Director of Financial Reporting,
                                                                                            ING Investments, LLC(3) (March 2001 -
                                                                                            September 2002).

KIMBERLY A. ANDERSON             Senior Vice President      November 2003 - Present         Senior Vice President and Assistant
7337 East Doubletree Ranch Rd.                                                              Secretary, ING Investments, LLC(3)
Scottsdale, Arizona                                                                         (October 2003 - Present). Formerly, Vice
85258                                                                                       President and Assistant Secretary, ING
Age: 42                                                                                     Investments, LLC(3) (January 2001 -
                                                                                            October 2003).

ERNEST J. C'DEBACA               Senior Vice President      May 2006 - Present              Senior Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                              Services, LLC(4) (April 2006 - Present).
Scottsdale, Arizona                                                                         Formerly, Counsel, ING Americas, U.S.
85258                                                                                       Legal Services (January 2004 - March
AGE: 37                                                                                     2006); and Attorney-Adviser, U.S.
                                                                                            Securities and Exchange Commission (May
                                                                                            2001 - December 2003).

ROBERT TERRIS                    Senior Vice President      May 2006 - Present              Senior Vice President of Operations, ING
7337 East Doubletree Ranch Rd.                                                              Funds Services LLC(4), (May 2006 -
Scottsdale, Arizona                                                                         Present). Formerly, Vice President of
85258                                                                                       Administration, ING Funds Services,
Age: 36                                                                                     LLC(4) (September 2001 - May 2006).

ROBYN L. ICHILOV                 Vice President and         November 1999 - Present         Vice President and Treasurer, ING Funds
7337 East Doubletree Ranch Rd.   Treasurer                                                  Services, LLC(4) (October 2001 -
Scottsdale, Arizona                                                                         Present) and ING Investments, LLC(3)
85258                                                                                       (August 1997 - Present).
Age: 39

LAUREN D. BENSINGER              Vice President             February 2003 - Present         Vice President and Chief Compliance
7337 East Doubletree                                                                        Officer, ING Funds Distributor, LLC(5)
Ranch Rd. Scottsdale,                                                                       (July 1995 - Present); and Vice
Arizona 85258                                                                               President (February 1996 - Present) and
Age: 52                                                                                     Director of Compliance (October 2004 -
                                                                                            Present), ING Investments, LLC(3).
                                                                                            Formerly, chief Compliance Officer, ING
                                                                                            Investments, LLC(3) (October 2001 -
                                                                                            October 2004).

MARIA M. ANDERSON                Vice President             September 2004 - Present        Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                              LLC(4) (September 2004 - Present).
Scottsdale, Arizona                                                                         Formerly, Assistant Vice President, ING
85258                                                                                       Funds Services, LLC(4) (October 2001 -
Age: 48                                                                                     September 2004); and Manager of Fund
                                                                                            Accounting and Fund Compliance, ING
                                                                                            Investments, LLC(3) (September 1999 -
                                                                                            October 2001).

                                  POSITIONS HELD WITH THE    TERM OF OFFICE AND LENGTH OF      PRINCIPAL OCCUPATION(S) DURING THE
    NAME, ADDRESS AND AGE                  TRUST                  TIME SERVED (1, 2)                     LAST FIVE YEARS
    ---------------------        ------------------------   -----------------------------   ----------------------------------------
DENISE LEWIS                     Vice President             January 2007 - Present          Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                              LLC(4) (December 2006 - Present).
Scottsdale, AZ                                                                              Formerly, Senior Vice President, UMB
85258                                                                                       Investment Services Group, LLC
Age: 43                                                                                     (November 2003 - December 2006); and
                                                                                            Vice President, Wells Fargo Funds
                                                                                            Management, LLC (December 2000-
                                                                                            August 2003).

KIMBERLY K. PALMER               Vice President             March 2006 - Present            Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                                                              LLC(4) (March 2006 - Present). Formerly,
Scottsdale, Arizona                                                                         Assistant Vice President, ING Funds
85258                                                                                       Services, LLC(4) (August 2004 - March
Age: 49                                                                                     2006). Formerly, Manager, Registration
                                                                                            Statements, ING Funds Services, LLC(4)
                                                                                            (May 2003 - August 2004); Associate
                                                                                            Partner, AMVESCAP PLC (October 2000 -
                                                                                            May 2003); and Director of Federal
                                                                                            Filings and Blue Sky Filings, INVESCO
                                                                                            Funds Group, Inc. (March 1994 - May
                                                                                            2003).

SUSAN P. KINENS                  Assistant Vice President   February 2003 - Present         Assistant Vice President, ING Funds
7337 East Doubletree Ranch Rd.                                                              Services, LLC(4) (December 2002
Scottsdale, Arizona                                                                         --Present); and has held various other
85258                                                                                       positions with ING Funds Services,
Age: 29                                                                                     LLC(4) for more than the last five
                                                                                            years.

HUEY P. FALGOUT, JR.             Secretary                  August 2003 - Present           Chief Counsel, ING Americas, U.S. Legal
7337 East Doubletree Ranch Rd.                                                              Services (September 2003 - Present).
Scottsdale, Arizona                                                                         Formerly, Counsel, ING Americas, U.S.
85258                                                                                       Legal Services (November 2002 -
Age: 42                                                                                     September 2003); and Associate General
                                                                                            Counsel of AIG American General (January
                                                                                            1999 - November 2002).

THERESA K. KELETY                Assistant Secretary        August 2003 - Present           Counsel, ING Americas, U.S. Legal
7337 East Doubletree Ranch Rd.                                                              Services (April 2003 - Present).
Scottsdale, Arizona                                                                         Formerly, Senior Associate with Shearman
85258                                                                                       & Sterling (February 2000 - April 2003).
Age: 43

(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2)  Unless otherwise noted, this column refers to ING Equity Trust.

(3) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the successor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.

(4) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.

(5) ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

                                BOARD OF TRUSTEES

     The Board governs the Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.

Frequency of Board Meetings

     The Board currently conducts regular meetings eight (8) times a year. The Audit Committee and the Valuation, Proxy and Brokerage Committee also meet regularly four (4) times per year, the Investment Review Committee meets six (6) times a year, the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each Committee listed below operates pursuant to a Charter approved by the Board.

     Committees

     An Executive Committee of the Board was formed in order to act on behalf of the full Board between meetings when necessary. The Executive Committee currently consists of two (2) Independent Trustees and one (1) Trustees who is an "interested persons," as defined in the 1940 Act. The following Trustees serve as members of the Executive Committee: Messrs. Patton, Turner, and Vincent. Mr. Patton serves as Chairperson of the Executive Committee. The Executive Committee held one (1) meeting during the fiscal year ended May 31, 2006.

     The Board has established an Audit Committee whose functions include, among others, to meet with the independent registered public accounting firm of the Trust to review the scope of the Trust's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of five (5) Independent Trustees: Ms. Pressler and Messrs. Earley, Kenny, Putnam and Vincent. Mr. Earley serves as Chairperson of the Audit Committee. The Audit Committee held five (5) meetings during the fiscal year ended May 31, 2006.

     The Board has established a Valuation, Proxy and Brokerage Committee whose functions include, among others, reviewing the determination of the value of securities held by the Fund for which market value quotations are not readily available, overseeing management's administration of proxy voting and overseeing the effectiveness of the adviser's usage of the Companies' brokerage and adviser's compliance with changing regulations regarding the allocation of brokerage for services other than pure trade executions. The Valuation, Proxy and Brokerage Committee currently consists of four (4) Independent Trustees: Ms. Chadwick, Dr. Gitenstein and Messrs. Boyer, and Patton. Ms. Chadwick serves as Chairperson of the Valuation, Proxy and Brokerage Committee. The Valuation, Proxy and Brokerage Committee held four (4) meetings during the fiscal year ended May 31, 2006.

     The Board has established a Nominating and Governance Committee for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustees vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition of the Board, as necessary; (3) monitoring regulatory developments and recommending modifications to the Committee's responsibilities; (4) considering and recommending the creation of additional committees or changes to Trustee policies and procedures based on rule changes and "best practices" in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board's annual self evaluation process.

     In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for Trustee should be submitted in writing to the Fund's Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

     The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely, any such submission must be delivered to the Fund's Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Fund with the SEC.

     The Nominating and Governance Committee consists of four (4) Independent
Trustees: Dr. Gitenstein and Messrs. Kenny, Patton and Vincent. Dr. Gitenstein serves as Chairperson of the Nominating and Governance Committee. During the fiscal year ended May 31, 2006, the Nominating Committee held seven (7) meetings.


     The Board has established an Investment Review Committee to, among others things, monitor the investment performance of the Fund and make recommendations to the Board with respect to the Fund. The Investment Review Committee for the Domestic Equity Funds currently consists of five (5) Independent Trustees and one (1) Trustee who is an "interested person," as defined in the 1940 Act: Ms. Chadwick and Messrs. Earley, Patton, Putnam, Turner and Vincent. Mr. Vincent serves as Chairperson of the Investment Review Committee for the Domestic Equity Funds. The Investment Review Committee for the domestic equity funds held six
(6) meetings during the fiscal year ended May 31, 2006. The Investment Review Committee for International/Balanced/Fixed Income Funds (formerly, the International and Fixed Income Funds) currently consists of five (5) Independent
Trustees: Ms. Pressler, Dr. Gitenstein and Messrs. Boyer, Kenny, and Patton.
Mr. Boyer serves as Chairperson of the Investment Review Committee for the International/Balanced/Fixed Income Funds. The Investment Review Committee for the International/Balanced/Fixed Income Funds held five (5) meetings during the fiscal year ended May 31, 2006.

     The Board has established a Compliance Committee for the purpose of, among others things, coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Fund. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO. The Compliance Committee currently consists of five (5) Independent Trustees: Messrs. Boyer, Earley, Kenny, Patton and Putnam. Mr. Kenny serves as Chairperson of the Compliance Committee. The Compliance Committee held five (5) meetings during the fiscal year ended May 31, 2006.

     The Board has established a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the ING Funds. The responsibilities of the Contracts Committee, among other things, include: (1) identifying the scope and format of information to be provided by services providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees. The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans. The Contracts Committee currently consists of five (5) Independent Trustees: Ms. Chadwick, Ms. Pressler and Messrs. Boyer, Kenny, Patton, and Vincent. Ms. Pressler serves as Chairperson of the Contracts Committee. The Contracts Committee held eight
(8) meetings during the fiscal year ended May 31, 2006.

                         TRUSTEE OWNERSHIP OF SECURITIES

Share Ownership Policy

     In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own beneficially, directly or indirectly, shares of one or more funds in the ING Family of Funds at all times ("Policy"). For purposes of this Policy, indirect, beneficial ownership of Fund shares includes: (a) ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in the Fund; and (b) shares associated with amounts deferred under the Fund's deferred compensation plans.

     Under this Policy, the initial value of investments in the funds in the ING Family of Funds that are directly or indirectly, beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Fund investments will not cause a Trustee to have to make any additional investments under this Policy.

     Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2005:


                                                      AGGREGATE DOLLAR
                                                       RANGE OF EQUITY
                           DOLLAR RANGE OF EQUITY        SECURITIES IN
                              SECURITIES AS OF          ALL REGISTERED
                             DECEMBER 31, 2005       INVESTMENT COMPANIES
                          -----------------------    OVERSEEN BY TRUSTEE
                               ING INDEX PLUS           IN FAMILY OF
NAME OF TRUSTEE           LARGECAP EQUITY FUND II   INVESTMENT COMPANIES
---------------           -----------------------   --------------------
INDEPENDENT TRUSTEES
John V. Boyer                        0                      None
Patricia W. Chadwick(1)              0                       N/A
J. Michael Earley                    0                $50,000-$100,000
R. Barbara Gitenstein                0                $50,000-$100,000
Patrick W. Kenny                     0               $10,000-$50,000(3)
Walter H. May(2)                     0                  Over $100,000
Jock Patton                          0                  Over $100,000
Sheryl K. Pressler(1)                                        N/A
David W. C. Putnam                   0                  Over $100,000
Roger B. Vincent                     0                 $10,000-$50,000
Richard A. Wedemeyer(4)              0                $50,000-$100,000

TRUSTEES WHO ARE
"INTERESTED PERSONS"
Thomas J. McInerney(5)               0                  Over $100,000
John G. Turner                       0                  Over $100,000


----------
(1) Mses. Chadwick and Pressler each commenced services as a Trustee on January 18, 2006.

(2)  Mr. May retired as Trustee January 11, 2007.

(3)  Held in a Deferred Compensation Account and/or a 401(k) account.

(4)  Mr. Wedemeyer retired as Trustee on May 25, 2006.

(5)  Mr. McInerney resigned as a member of the Board on April 28, 2006.

                   INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

     Set forth in the table below is information regarding each Independent Trustee's (and his or her immediate family members') share ownership in securities of the Fund's investment adviser or principal underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the Fund (not including registered investment companies) as of December 31, 2006.


                             NAME OF
                           OWNERS AND              TITLE
                          RELATIONSHIP               OF     VALUE OF    PERCENTAGE
    NAME OF TRUSTEE        TO TRUSTEE    COMPANY   CLASS   SECURITIES    OF CLASS
    ---------------       ------------   -------   -----   ----------   ----------
JOHN V. BOYER                  N/A         N/A      N/A        N/A          N/A
PATRICIA W. CHADWICK(1)        N/A         N/A      N/A        N/A          N/A
J. MICHAEL EARLEY              N/A         N/A      N/A        N/A          N/A
R. BARBARA GITENSTEIN          N/A         N/A      N/A        N/A          N/A
PATRICK W. KENNY               N/A         N/A      N/A        N/A          N/A
WALTER H. MAY(2)               N/A         N/A      N/A        N/A          N/A
JOCK PATTON                    N/A         N/A      N/A        N/A          N/A
SHERYL K. PRESSLER(1)          N/A         N/A      N/A        N/A          N/A
DAVID W. C. PUTNAM             N/A         N/A      N/A        N/A          N/A
ROGER B. VINCENT               N/A         N/A      N/A        N/A          N/A
RICHARD A. WEDEMEYER(3)        N/A         N/A      N/A        N/A          N/A

----------
(1) Mses. Chadwick and Pressler each commenced services as a Trustee on January 18, 2006.

(2)  Mr. May retired as Trustee January 11, 2006.

(3)  Mr. Wedemeyer retired as Trustee on May 25, 2006.

                            COMPENSATION OF TRUSTEES

     Each Trustee is reimbursed for expenses incurred in connection with each meeting of the Board or any Committee attended. Each Independent Trustee is compensated for his or her services according to a fee schedule and receives a fee that consists of an annual retainer component and a meeting fee component.

     The Fund pays each Trustee, who is not an interested person, a pro rata share, as described below, of: (i) an annual retainer of $45,000 (Mses. Chadwick and Pressler and Messrs. Patton, Earley, Boyer, Kenny, Vincent and Dr. Gitenstein, as Chairpersons of committees of the Board, each receive an additional annual retainer of $10,000, $15,000, $30,000, $20,000, $20,000,
$10,000, $20,000 and $10,000(1), respectively; (ii) $7,000 for each in person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any committee meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Fund is based on the Fund's average net assets as a percentage of the average net assets of all the funds managed by the adviser or its affiliates, Directed Services, LLC and ING Life Insurance and Annuity Company, for which the Trustees serve in common as Trustees.

----------
(1) The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active. The compensation per quarter to the Chairperson is $2,500, which if the Nominating and Governance Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $10,000.

     The following table sets forth information provided by the Fund's adviser regarding compensation of Trustees by the Fund and other funds managed by the adviser and its affiliates for the fiscal year ended May 31, 2006. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Fund or any other funds managed by the adviser or its affiliates.

                               COMPENSATION TABLE

                                        PENSION OR
                                        RETIREMENT                        TOTAL
                            ING INDEX    BENEFITS      ESTIMATED      COMPENSATION
                               PLUS       ACCRUED       ANNUAL       FROM REGISTRANT
                            LARGECAP      AS PART      BENEFITS         AND FUND
                              EQUITY      OF FUND        UPON        COMPLEX PAID TO
NAME OF PERSON, POSITION     FUND II     EXPENSES    RETIREMENT(2)   TRUSTEES (3, 4)
------------------------    ---------   ----------   -------------   ---------------
JOHN V. BOYER                $ 6,815        N/A           N/A            $192,000
TRUSTEE
PATRICIA W. CHADWICK(4)      $ 1,892        N/A           N/A            $ 64,500
TRUSTEE
J. MICHAEL EARLEY            $ 5,796        N/A           N/A            $162,000
TRUSTEE
R. BARBARA GITENSTEIN        $ 5,703        N/A           N/A            $161,000
TRUSTEE
PATRICK W. KENNY             $ 5,873        N/A           N/A            $167,000
TRUSTEE
WALTER H. MAY(5)             $ 6,299        N/A           N/A            $176,000
TRUSTEE
THOMAS J. MCINERNEY(6, 7)        N/A        N/A           N/A                 N/A
TRUSTEE
JOCK PATTON                  $ 8,240        N/A           N/A            $228,000
TRUSTEE

SHERYL K. PRESSLER(4)         $ 1,895        N/A           N/A           $ 64,500
TRUSTEE
DAVID W.C. PUTNAM             $ 4,291        N/A           N/A           $124,000
TRUSTEE
JOHN G. TURNER(6)                 N/A        N/A           N/A                N/A
TRUSTEE
ROGER B. VINCENT              $ 7,585        N/A           N/A           $215,000
TRUSTEE
RICHARD A. WEDEMEYER(8)       $13,361        N/A           N/A           $434,550
TRUSTEE

(1) The Fund has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the ING Funds at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service.

(2) Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(3)  Represents compensation from 176 funds (total in complex as May 31, 2006).

(4) Mses. Chadwick and Pressler each commenced services as a Trustee on January 18, 2006.

(5)  Mr. May retired as Trustee January 11, 2006.

(6) "Interested person," as defined in the 1940 Act, of the Trust because of the affiliation with ING Groep, N.V., the parent corporation of the adviser and the Distributor. Officers and Trustees who are interested persons do not receive any compensation from the Fund.

(7)  Mr. McInerney resigned as a member of the Board on April 28, 2006

(8)  Mr. Wedemeyer retired as Trustee on May 25, 2006.

                                 CODE OF ETHICS

     The Fund, the adviser, the sub-adviser and the Distributor have adopted a code of ethics ("Code of Ethics" or written supervisory procedures) governing personal trading activities of all Trustees, officers of the Fund and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Fund that may arise from personal trading of securities that may be purchased or held by the Fund or of the Fund's shares. The Code of Ethics also prohibits short-term trading of the Fund by persons subject to the Code of Ethics. Personal trading is permitted by such persons subject to certain restrictions; however such persons are generally required to pre-clear all security transactions with the Fund's Compliance Department and to report all transactions on a regular basis. The sub-adviser has adopted its own Codes of Ethics to govern the personal trading activities of their personnel.

                             PROXY VOTING PROCEDURES

     The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Fund's portfolio securities. The procedures and guidelines delegate to the investment adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the adviser, the Board has also approved the adviser's proxy voting procedures, which require the adviser to vote proxies in accordance with the Fund's proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Board established the Valuation, Proxy and Brokerage Committee to oversee the implementation of the Fund's proxy voting procedures. A copy of the proxy voting procedures and guidelines of the Fund, including procedures of the adviser, is attached hereto as Appendix A. No later than August 31st of each year, information regarding how the Fund voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds' website (www.ingfunds.com) or by accessing the SEC's EDGAR database (www.sec.gov).

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

     Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the company. A control person may be able to take actions regarding its Fund without the consent or approval of shareholders. As of January 5, 2007, the Trustees and officers as a group owned less than 1% of any class of the Fund's outstanding shares. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Fund, except as set forth below. Unless otherwise indicated below, the Fund has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.


                                           NAME AND            CLASS AND TYPE OF           PERCENTAGE OF           PERCENTAGE OF
                FUND                        ADDRESS                OWNERSHIP                   CLASS                   FUND
                ----                        -------                ---------                   -----                   ----
ING Index Plus LargeCap Equity Fund                         CitiGroup Global Markets,
II                                                                    Inc.
                                            Class A        Attn: Peter Booth, 7th Floor       11.65%                   0.77%
                                                                333 W 34th Street
                                                             New York, NY 10001-2402

                                                              MLPF & S for the sole
                                                            benefit of its customers
                                                            Attn: Fund Administration
                                            Class A           4800 Deer Lake Drive            14.06%                   0.93%
                                                                 Easet 3rd Floor
                                                                Jacksonville, FL
                                                                   32246-6484

                                                                  Pershing LLC
                                            Class A               P.O. Box 2052                6.05%                   0.40%
                                                                 Jersey City, NJ
                                                                   07303-2052

                                                            CitiGroup Global Markets,
                                                                      Inc.
                                            Class B        Attn: Peter Booth, 7th Floor        9.57%                   8.00%
                                                                333 W 34th Street
                                                             New York, NY 10001-2402

                                                              MLPF & S for the sole
                                                            benefit of its customers
                                            Class B         Attn: Fund Administration         20.14%                  16.83%
                                                              4800 Deer Lake Drive
                                                                 Easet 3rd Floor
                                                                Jacksonville, FL
                                                                   32246-6484

                                                            CitiGroup Global Markets,
                                                                      Inc.
                                            Class C        Attn: Peter Booth, 7th Floor       14.80%                   1.45%
                                                                333 W 34th Street
                                                             New York, NY 10001-2402

                                                              MLPF & S for the sole
                                                            benefit of its customers
                                            Class C         Attn: Fund Administration         29.24%                   2.86%
                                                              4800 Deer Lake Drive
                                                                 Easet 3rd Floor
                                                                Jacksonville, FL
                                                                   32246-6484


                                     ADVISER

     The investment adviser for the Fund is ING Investments, LLC ("ING Investments" or "Adviser") which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. The Adviser, subject to the authority of the Trustees of the Fund, has the overall responsibility for the management of the Fund's portfolio subject to delegation of certain responsibilities to ING Investment Management Co. ("ING IM" or "Sub-Adviser"), as Sub-Adviser to the Fund. ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. ("ING Groep") (NYSE: ING). ING Groep is one of the largest financial services organizations in the world with approximately 113,000 employees. Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

     On February 26, 2001, the name of the Adviser changed from "ING Pilgrim Investments, Inc." to "ING Pilgrim Investments, LLC." On March 1, 2002, the name of the Adviser was changed from "ING Pilgrim Investments, LLC," to "ING Investments, LLC."

     ING Investments serves pursuant to an investment management agreement (the "Investment Advisory Agreement") between the Adviser and the Trust, on behalf of the Fund. The Investment Advisory Agreement requires ING Investments to oversee the provision of all investment advisory and portfolio management services for the Fund. Pursuant to a sub-advisory agreement (the "Sub-Advisory Agreement") ING Investments has delegated certain management responsibilities to the Sub-Adviser for the Fund. ING Investments oversees the investment management of the Sub-Adviser for the Fund.

     The Investment Advisory Agreement requires ING Investments to provide, subject to the supervision of the Board, investment advice and investment services to the Fund and to furnish advice and recommendations with respect to investment of the Fund's assets and the purchase or sale of its portfolio securities. ING Investments also provides investment research and analysis. The Investment Advisory Agreement provides that ING Investments is not subject to liability to the Fund for any act or omission in the course of, or in connection with, rendering services under the Investment Advisory Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Investment Advisory Agreement.

     After an initial term, each Investment Advisory Agreement and Sub-Advisory Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940 Act) of ING Investments or Sub-Adviser, as the case may be, by vote cast in person at a meeting called for the purpose of voting on such approval.

     The Investment Advisory Agreement is terminable without penalty upon notice given by the Board or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon notice given by ING Investments. The Investment Advisory Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

     For information regarding the basis for the Board's approval of the investment advisory and investment sub-advisory relationships for the Fund, please refer to the semi-annual shareholder report dated November 30, 2006.

                                  ADVISORY FEES

     ING Investments bears the expense of providing its services and pays the fees of the Sub-Adviser (if any). For its services, the Fund pays ING Investments a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets during the month:

                 FUND                    ANNUAL INVESTMENT MANAGEMENT FEE
                 ----                    --------------------------------
ING Index Plus LargeCap Equity Fund II                 0.45%(1)

(1) To seek to achieve a return on uninvested cash or for other reasons, the Fund may invest its assets in ING Institutional Prime Money Market Fund and/or one or more other money market funds advised by ING affiliates ("ING Money Market Funds"). The Fund's purchase of shares of an ING Money Market Fund will result in the Fund paying a proportionate share of the expenses of the ING Money Market Fund. The Fund's Adviser will waive its fee in an amount equal to the advisory fee received by the adviser of the ING Money Market Fund in which the Fund invests resulting from the Fund's investment into the ING Money Market Fund.

TOTAL ADVISORY FEES PAID BY THE FUND

     During the fiscal years ended May 31, 2006, 2005 and 2004, the Fund paid ING Investments the following investment advisory fees:

                                                        MAY 31
                                         ------------------------------------
FUND                                        2006         2005         2004
----                                     ----------   ----------   ----------
ING Index Plus LargeCap Equity Fund II   $2,200,384   $3,023,440   $4,397,209

                          EXPENSE LIMITATION AGREEMENT

     Prior to February 1, 2007, the Fund had entered into an expense limitation agreement with ING Investments pursuant to which ING Investments agreed to waive or limit its fees. This expense limitation agreement expired on February 1, 2007; however, under the agreement the Fund agreed to reimburse ING Investments for management fees waived and other expenses assumed by during the previous thirty-six (36) months, if, after such reimbursement, the Fund's expense ratio does not exceed 1.75% in the case of Classes A and 2.50% in the case of Classes B and C.

                                   SUB-ADVISER

     The Investment Advisory Agreement for the Fund provides that ING Investments, with the approval of the Board, may select and employ investment advisers to serve as sub-adviser for the Fund, and shall monitor the sub-adviser's investment programs and results, and coordinate the investment activities of the Sub-Adviser to ensure compliance with regulatory restrictions. ING Investments pays all of its expenses arising from the performance of its obligations under the Investment Advisory Agreement, including all fees payable to the sub-adviser, executive salaries and expenses of the Trustees and officers of the Trust who are employees of ING Investments or its affiliates. The sub-adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreement.

     Other expenses incurred in the operation of the Trust are borne by the Fund, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent registered public accounting firms, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating the Fund's NAV; taxes, if any, and the preparation of the Fund's tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Fund under federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Trustees of the Trust who are not employees of ING Investments or any Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

     The Sub-Advisory Agreement may be terminated without payment of any penalties by ING Investments, the Trustees, on behalf of the Fund, or the shareholders of the Fund upon sixty (60) days' prior written notice. Otherwise, after an initial term, the Sub-Advisory Agreement will remain in effect from year to year, subject to the annual approval of the appropriate Board, on behalf of the Fund, or the vote of a majority of the outstanding voting securities, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees, on behalf of the Fund who are not parties to the Sub-Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party.

     Pursuant to a Sub-Advisory Agreement between ING Investments and ING IM, ING IM acts as Sub-Adviser to the Fund. In this capacity, ING IM, subject to the supervision and control of ING Investments and the Trustees of the Fund, on behalf of the Fund, manages the Fund's portfolio investments consistently with the Fund's investment objective, and executes any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by ING Investments. ING IM, a Connecticut corporation is located at 230 Park Avenue, New York, NY 10169. ING IM is an affiliate of ING Investments and an indirect, wholly-owned subsidiary of ING Groep.

                                SUB-ADVISORY FEES

     As compensation to the Sub-Adviser for its services, ING Investments pays the Sub-Adviser a monthly fee in arrears equal to the following as a percentage of the Fund's average daily net assets managed during the month:

                 FUND                    ANNUAL SUB-ADVISORY FEE
                 ----                    -----------------------
ING Index Plus LargeCap Equity Fund II           0.2025%

SUB-ADVISORY FEES PAID

     For the fiscal years ended May 31, 2006, 2005 and 2004, ING Investments paid sub-advisory fees in the following amounts:

                                                       MAY 31,
                                         ----------------------------------
                 FUND                      2006        2005         2004
                 ----                    --------   ----------   ----------
ING Index Plus LargeCap Equity Fund II   $990,173   $2,118,284   $2,773,327

                               PORTFOLIO MANAGERS

Other Accounts Managed

     The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of May 31, 2006:

                            REGISTERED                  OTHER POOLED
                       INVESTMENT COMPANIES          INVESTMENT VEHICLES             OTHER ACCOUNTS
                    --------------------------   --------------------------   ---------------------------
                    NUMBER OF                    NUMBER OF                     NUMBER OF
PORTFOLIO MANAGER    ACCOUNTS    TOTAL ASSETS     ACCOUNTS    TOTAL ASSETS    ACCOUNTS *    TOTAL ASSETS
-----------------   ---------   --------------   ---------   --------------   ----------   --------------
Omar Aguilar            44      $6,980,708,124       9       $1,159,005,574       33       $4,923,923,636
Vincent Costa            6      $5,265,666,729       9       $1,159,005,574       33       $4,923,923,636

*    None of the accounts managed are subject to performance fees.

Potential Material Conflicts of Interest

     A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to a Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for a portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by a portfolio manager's accounts.

     A potential conflict of interest may arise as a result of the portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

     A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

     A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

     As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

     Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales, which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Fund.

Compensation

     Compensation consists of (a) fixed base salary; (b) bonus which is based on ING IM performance, three- and five-year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

     The Portfolio Managers are also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices (the S&P 500(R) Index for Mr. Aguilar and Mr. Costa) and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

     Portfolio Managers whose fixed base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Ownership of Securities

     The following table shows the dollar range of shares of the Fund owned by each portfolio manager as of May 31, 2006, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

PORTFOLIO MANAGER   DOLLAR RANGE OF FUND SHARES OWNED
-----------------   ---------------------------------
Omar Aguilar                    $1-$10,000
Vincent Costa                      None

                                   DISTRIBUTOR

     Shares of the Fund are distributed by the Distributor pursuant to an underwriting agreement between the Trust on behalf of the Fund and the Distributor ("Underwriting Agreement"). The Underwriting Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Fund. The Trust and the Distributor have agreed to indemnify each other against certain liabilities. At the discretion of the Distributor, all sales charges may at times be reallowed to an authorized dealer ("Authorized Dealer"). If 90% or more of the sales commission is reallowed, such Authorized Dealer may be deemed to be an "underwriter" as that term is defined under the 1933 Act. After an initial term, the Underwriting Agreement will remain in effect for two years and from year to year only if its continuance is approved annually by a majority of the Board who are not parties to such agreement or "interested persons" of any such party and must be approved either by votes of a majority of the Trustees or a majority of the outstanding voting securities of the Trust. See the Prospectus for information on how to purchase and sell shares of the ING Funds, and the charges and expenses associated with an investment. The sales charge retained by the Distributor and the commissions reallowed to selling dealers are not an expense of the Fund and have no effect on the NAV of the ING Funds. The Distributor's address is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. The Distributor, a Delaware corporation, is an affiliate of ING Investments and is an indirect, wholly owned subsidiary of ING Groep.

     For the fiscal year ended May 31, 2006, the Distributor received the following amounts in sales charges in connection with the sale of shares:



                                                    CLASS A
                                         -----------------------------     CLASS B     CLASS C
                                         SALES CHARGES   SALES CHARGES    DEFERRED    DEFERRED
                                         BEFORE DEALER    AFTER DEALER      SALES       SALES
FUND                                      RE-ALLOWANCE    RE-ALLOWANCE     CHARGES     CHARGES
----                                     -------------   -------------   ----------   --------
ING Index Plus LargeCap Equity Fund II         --              --        $1,546,707      --

     For the fiscal year ended May 31, 2005, the Distributor received the following amounts in sales charges in connection with the sale of shares:




                                                    CLASS A
                                         -----------------------------     CLASS B     CLASS C
                                         SALES CHARGES   SALES CHARGES    DEFERRED    DEFERRED
                                         BEFORE DEALER    AFTER DEALER      SALES       SALES
FUND                                      RE-ALLOWANCE    RE-ALLOWANCE     CHARGES     CHARGES
----                                     -------------   -------------   ----------   --------
ING Index Plus LargeCap Equity Fund II         --              --         $861,859       --


     For the fiscal year ended May 31, 2004, the Distributor received the following amounts in sales charges in connection with the sale of shares:

                                                    CLASS A
                                         -----------------------------     CLASS B     CLASS C
                                         SALES CHARGES   SALES CHARGES    DEFERRED    DEFERRED
                                         BEFORE DEALER    AFTER DEALER      SALES       SALES
FUND                                      RE-ALLOWANCE    RE-ALLOWANCE     CHARGES     CHARGES
----                                     -------------   -------------   ----------   --------
ING Index Plus LargeCap Equity Fund II         --              --        $2,930,889    $2,544

     The following table shows all commissions and other compensation received by the principal underwriter, who is an affiliated person of the Fund or an affiliated person of that affiliated person, directly or indirectly, from the Fund during the Fund's most recent fiscal year:

                              NAME OF       NET UNDERWRITING    COMPENSATION ON
                             PRINCIPAL        DISCOUNTS AND     REDEMPTIONS AND    BROKERAGE        OTHER
          FUND              UNDERWRITER        COMMISSIONS        REPURCHASES     COMMISSIONS   COMPENSATION
          ----            ---------------   ----------------   ----------------   -----------   ------------
ING Index Plus LargeCap      ING Funds             --              $(48.34)            $0           none
     Equity Fund II       Distributor LLC

     ING Investments and ING IM, or their respective affiliates may make payments to securities dealers that enter into agreements providing the Distributor with preferential access to registered representatives of the securities dealer. These payments may be in an amount up to 0.07% of the total Fund assets held in omnibus accounts or in customer accounts that designate such firm(s) as the selling broker-dealer.

                                 RULE 12B-1 PLAN

     The Trust has a distribution plan pursuant to Rule 12b-1 under the 1940 Act applicable to most classes of shares offered by the Fund ("Rule 12b-1 Plan"). The Fund intends to operate the Rule 12b-1 Plan in accordance with their terms and the National Association of Securities Dealers, Inc. rules concerning sales charges. Under the Rule 12b-1 Plan, the Distributor may be entitled to payment each month in connection with the offering, sale, and shareholder servicing of Class A, Class B, and Class C shares in amounts as set forth in the following table.

                                     FEES BASED ON AVERAGE DAILY NET ASSETS
                                     --------------------------------------
             NAME OF FUND                 CLASS A   CLASS B   CLASS C
             ------------                 -------   -------   -------
ING Index Plus LargeCap Equity Fund II     0.25%     1.00%     1.00%

     These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of Class A, Class B, and Class C shares of the Fund, including payments to dealers for selling shares of the Fund and for servicing shareholders of these classes of the Fund. Activities for which these fees may be used include: promotional activities; preparation and distribution of advertising materials and sales literature; expenses of organizing and conducting sales seminars; personnel costs and overhead of the Distributor; printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders; payments to dealers and others that provide shareholder services; interest on accrued distribution expenses; and costs of administering the Rule 12b-1 Plan. No more than 0.75% per annum of the Fund's average net assets may be used to finance distribution expenses, exclusive of shareholder servicing payments, and no Authorized Dealer may receive shareholder servicing payments in excess of 0.25% per annum of the Fund's average net assets held by the Authorized Dealer's clients or customers.

     Under the Rule 12b-1 Plan, ongoing payments will be made on a quarterly basis to Authorized Dealers for both distribution and shareholder servicing at rates that are based on the average daily net assets of shares that are registered in the name of that Authorized Dealer as nominee or held in a shareholder account that designates that Authorized Dealer as the dealer of record. The rates, on an annual basis, are as follows: 0.25% for Class A, 0.25% for Class B, and 1.00% for Class C shares. Rights to these ongoing payments generally begin to accrue in the 13th month following a purchase of Class A, Class B or Class C shares. The Distributor may, in its discretion, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class A, Class B or Class C shares.

     The Distributor will receive payment without regard to actual distribution expenses it incurs. In the event a Rule 12b-1 Plan is terminated in accordance with its terms, the obligations of the Fund to make payments to the Distributor pursuant to the Rule 12b-1 Plan will cease and the Fund will not be required to make any payments for expenses incurred after the date the Plan terminates.

     In addition to paying fees under the Fund's Rule 12b-1 Plan, the Fund may pay service fees to intermediaries such as brokers-dealers, financial advisers, or other financial institutions, including affiliates of ING Investments (such as, ING Funds Services, LLC) for administration, sub-transfer agency, and other shareholder services associated with investors whose shares are held of record in omnibus accounts. These additional fees paid by the Fund to intermediaries may take two forms: (1) basis point payments on net assets and/or (2) fixed dollar amount payments per shareholder account. These may include payments for 401(K) sub-accounting services, networking fees, and omnibus account servicing fees.

     The Rule 12b-1 Plan has been approved by the Board of the Fund, including all of the Trustees who are not interested persons of the Trust as defined in the 1940 Act. The Rule 12b-1 Plan must be renewed annually by the Board, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be committed to the Trustees who are not interested persons. The Rule 12b-1 Plan and any distribution or service agreement may be terminated as to the Fund at any time, without any penalty, by such Trustees or by a vote of a majority of the Fund's outstanding shares on written notice. The Distributor or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

     In approving the Rule 12b-1 Plan, the Board has determined that differing distribution arrangements in connection with the sale of new shares of the Fund is necessary and appropriate in order to meet the needs of different potential investors. Therefore, the Board, including those Trustees who are not interested persons of the Trust, concluded that, in the exercise of their reasonable business judgment and in light of their fiduciary duties and the legal advice furnished to them by their independent legal counsel, there is a reasonable likelihood that the Rule 12b-1 Plan as tailored to each class of the Fund, will benefit the Fund and its shareholders.

     The Rule 12b-1 Plan and any distribution or service agreement may not be amended to increase materially the amount spent for distribution expenses as to the Fund without approval by a majority of the Fund's outstanding shares, and all material amendments to a Plan or any distribution or service agreement shall be approved by the Trustees who are not interested persons of the Trust, cast in person at a meeting called for the purpose of voting on any such amendment.

     The Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Rule 12b-1 Plan and Shareholder Services Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Rule 12b-1 Plan and Shareholder Services Plan relating to required reports, term and approval are consistent with the requirements of Rule 12b-1.

     Total distribution expenses incurred by the Distributor for the costs of promotion and distribution with respect to each class of shares for the Fund for the fiscal year ended May 31, 2006 were as follows.

DISTRIBUTION EXPENSES                       CLASS A      CLASS B      CLASS C
---------------------                      ---------   ----------   ----------
ING Index Plus LargeCap Equity Fund II
Advertising..............................       7.73        85.76        13.34
Printing.................................     146.87     1,629.49       253.48
Salaries & Commissions...................     490.50     5,430.82       847.43
Broker Servicing.........................  49,100.88   536,666.65   315,892.41
Miscellaneous............................   7,705.93    95,455.86    20,185.81
TOTAL....................................  57,451.91   639,268.58   337,192.47

                                 OTHER EXPENSES

     In addition to the management fee and other fees described previously, the Fund pays other expenses, such as legal, audit, transfer agency and custodian out-of-pocket fees, proxy solicitation costs, and the compensation of Trustees who are not affiliated with ING Investments. Most Fund expenses are allocated proportionately among all of the outstanding shares of that Fund. However, the Rule 12b-1 Plan fees for each class of shares are charged proportionately only to the outstanding shares of that class.

                                  ADMINISTRATOR

     ING Funds Services, LLC ("Funds Services" or "Administrator") serves as administrator for the Fund, pursuant to various Administration Agreements with the Trust. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Fund's business, except for those services performed by ING Investments under the Investment Advisory Agreement, the Sub-Adviser under the Sub-Advisory Agreement, the custodian for the Fund under the Custodian Agreement, the transfer agent for the Fund under the Transfer Agency Agreement, and such other service providers as may be retained by the Fund from time to time. Funds Services acts as a liaison among these service providers to the Fund. Funds Services is also responsible for ensuring that the Fund operates in compliance with applicable legal requirements and for monitoring ING Investments for compliance with requirements under applicable law and with the investment policies and restrictions of the Fund and provides office space for the Trust. Funds Services is an affiliate of ING Investments. Funds Services receives an annual administration fee equal to 0.10% of the Fund's average daily net assets.

     The Administration Agreement may be cancelled by the Board on behalf of the Fund, without payment of any penalty, by a vote of a majority of the Trustees upon sixty (60) days' written notice to Funds Services, or by Funds Services at any time, without the payment of any penalty upon sixty (60) days' written notice to the Trust.

Administrative Fees Paid

     During the fiscal years ended May 31, 2006, 2005 and 2004, the Fund paid Funds Services the following administrative fees:

                                                   MAY 31,
                                         ------------------------------
FUND                                       2006      2005        2004
----                                     --------  ---------  ---------
ING Index Plus LargeCap Equity Fund II   $275,046   377,927   $549,644

                                    CUSTODIAN

     The Bank of New York, One Wall Street, New York, New York, 10286, serves as custodian of the Fund. The custodian does not participate in determining the investment policies of the Fund nor in deciding which securities are purchased or sold by the Fund. The Fund may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian. For portfolio securities that are purchased and held outside the U.S., The Bank of New York has entered into sub-custodian arrangements (which are designed to comply with Rule 17f-5 under the 1940 Act) with certain foreign banks and clearing agencies.

                                  LEGAL COUNSEL

     Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     KPMG LLP serves as an independent registered public accounting firm for the Fund. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. KPMG LLP is located at 99 High Street, Boston, Massachusetts 02110.

                                 TRANSFER AGENT

     DST Systems, Inc., P.O. Box 219368, Kansas City, Missouri 64141-9368, serves as the Transfer Agent and dividend-paying agent to the Fund.

                             PORTFOLIO TRANSACTIONS

     The Investment Advisory Agreement and Sub-Advisory Agreement authorizes ING Investments or the Sub-Adviser to select the brokers or dealers that will execute the purchase and sale of investment securities for the Fund. In all purchases and sales of securities for the portfolio of the Fund, the primary consideration is to obtain the most favorable execution available. Pursuant to the Investment Advisory Agreement and Sub-Advisory Agreement, ING Investments or the Sub-Adviser determines, subject to the instructions of and review by the Fund's Board, which securities are to be purchased and sold by the Fund and which brokers are to be eligible to execute portfolio transactions of the Fund. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of ING Investments or the Sub-Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

     In placing portfolio transactions, ING Investments or the Sub-Adviser are required to use their best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, capital commitment, the firm's risk in positioning a block of securities, and other factors. ING Investments or Sub-Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Fund. Under these programs, the participating broker-dealers will return to the Fund a portion of the brokerage commissions (in the form of a credit to the Fund) paid to the broker-dealers to pay certain expenses of the Fund. These commission recapture payments benefit the Fund, and not ING Investments or Sub-Adviser.

     In selecting a broker-dealer, ING Investments or Sub-Adviser will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. ING Investments or the Sub-Adviser may also take into account the quality of research and related services that can be provided by a broker-dealer, provided that ING Investments or Sub-Adviser makes a good faith determination that the broker commission paid by the Fund is reasonable in light of the research and other products and services the broker-dealer provides. As permitted by Section 28(e) of the 1934 Act, ING Investments or Sub-Adviser may cause the Fund to pay a broker-dealer, which provides "brokerage and research services" (as defined in the 1934 Act) to ING Investments or the Sub-Adviser, commissions for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting the transaction.

     For many years, it has been a common practice for investment managers to receive research services from broker-dealers that execute portfolio transactions for the clients of the managers. This research can assist an investment manager in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, ING Investments or Sub-Adviser may receive research services from broker-dealers with which ING Investments or the Sub-Adviser places the Fund's securities transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and ING Investments or the Sub-Adviser does not bear the expense of these services if provided by a broker-dealer that executes trades for the Fund, and the advisory fee paid to ING Investments or sub-advisory fee paid to the Sub-Adviser is not reduced because of the receipt of research services received in this fashion. Some of the services may be of value to ING Investments or the Sub-Adviser in advising the Fund and other clients, although not all of the research services received by the Investment Adviser or Sub-Adviser will necessarily be useful and of value in managing a particular Fund. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by ING Investments or Sub-Adviser for the execution of securities transactions for the Fund. In addition, in negotiating commissions with a broker, the Fund may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these services, provided that the amount of such commission has been determined in good faith by ING Investments or Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

     Portfolio transactions may be executed by brokers affiliated with the ING Groep or ING Investments or the Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transaction. The placement of portfolio brokerage with broker-dealers who have sold shares of the Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD").

     Purchases of securities for the Fund also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Fund will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

     Some securities considered for investment by the Fund may also be appropriate for other clients served by that Fund's Adviser or Sub-Adviser. If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of these other clients serviced by ING Investments or the Sub-Adviser is considered at or about the same time, transactions in such securities will be allocated among the Fund and ING Investments 's or the Sub-Adviser's other clients in a manner deemed fair and reasonable by ING Investments or the Sub-Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by ING Investments or the Sub-Adviser, and the results of such allocations, are subject to periodic review by the Board. To the extent the Fund seeks to acquire the same security at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases, this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.

     Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. The Fund may also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.

     In purchasing and selling fixed-income securities, it is the policy of the Fund to obtain the best results, while taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While ING Investments or Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily pay the lowest spread or commission available.

     The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

     Brokerage commissions paid by the Fund for previous fiscal years/periods are as follows:

                                                   MAY 31,
                                         --------------------------
                 FUND                     2006       2005     2004
                 ----                    -------   -------   ------
ING Index Plus LargeCap Equity Fund II   $29,637    33,645   21,663

     During the fiscal years ended May 31, 2006, 2005, and 2004, the Fund did not pay affiliated persons of the Fund any brokerage commissions.

     For the fiscal years ended May 31, 2006, 2005 and 2004, commissions in the amounts listed below were paid with respect to portfolio transactions paid to certain brokers because of research services.

                                                     MAY 31,
                                         ------------------------------
                 FUND                      2006       2005       2004
                 ----                    --------   --------   --------
ING Index Plus LargeCap Equity Fund II   5,974.40   2,927.40   3,869.46

     During the year ended May 31, 2006, the Fund acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents:

                 FUND                       SECURITY DESCRIPTION       MARKET VALUE
                 ----                       --------------------       ------------
ING Index Plus LargeCap Equity Fund II      Bank of America Corp.        $741,052
                                              Bank of New York             91,383
                                          Goldman Sachs Group, Inc.       362,280
                                            JPMorgan Chase & Co.          490,360
                                              Lehmann Brothers            202,494
                                          Merrill Lynch & Co., Inc.       221,575
                                               Morgan Stanley             351,758
                                         The Bear Stearns Cos., Inc.       90,950
                                         Prudential Financial, Inc.       171,338

                        CAPITALIZATION AND VOTING RIGHTS

     The authorized capital of Equity Trust is an unlimited number of shares of beneficial interest. Holders of shares of the Fund have one vote for each share held. All shares when issued are fully paid, non-assessable, and redeemable. Shares have no preemptive rights. All shares have equal voting, dividend and liquidation rights. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and in such event the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons to the Board. Generally, there will not be annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with the Fund's charter, cause a meeting, of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the affected Fund or class having voting rights. Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees.

     The Board may classify or reclassify any unissued shares into shares of any series by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or qualifications of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. The Board may create additional series (or classes of series) of shares without shareholder approval. Any series or class of shares may be terminated by a vote of the shareholders of such series or class entitled to vote or by the Trustees of the Trust by written notice to shareholders of such series or class. Shareholders may remove Trustees from office by votes cast at a meeting of shareholders or by written consent.

                        PURCHASE AND REDEMPTION OF SHARES

Class A, Class B and Class C Shares

     A complete description of the manner in which the shares may be purchased, redeemed or exchanged appears in the Class A, Class B and Class C shares' Prospectus under "Shareholder Guide." Shares of the Fund is offered at the NAV next computed following receipt of the order by the dealer (and/or the Distributor) or by the Trust's transfer agent, DST Systems, Inc. ("Transfer Agent"), plus, for Class A shares, a varying sales charge depending upon the class of shares purchased and the amount of money invested, as set forth in the Prospectus. Shares subject to a contingent deferred sales charge ("CDSC") will continue to age from the date that the original shares were purchased.

     If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for the purchase and sale of Fund shares.

     Class B shares of ING Index Plus LargeCap Equity Fund are closed to new investment, except that: (1) Class B shares of ING Index Plus LargeCap Equity Fund may be purchased through the reinvestment of dividends issued by Class B shares of the Fund; and (2) subject to the terms and conditions of relevant exchange privileges and as permitted under the Prospectus, existing shareholders of the Fund may acquire Class B shares of the Funds through the exchange of other funds in the ING mutual funds complex.

     Certain investors may purchase shares of the Fund with liquid assets with a value which is readily ascertainable by reference to a domestic exchange price and which would be eligible for purchase by the Fund consistent with the Fund's investment policies and restrictions. These transactions will only be effected if ING Investments or Sub-Adviser intends to retain the security in the Fund as an investment. Assets so purchased by the Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

SPECIAL PURCHASES AT NET ASSET VALUE - CLASS A SHARES

     Class A shares of the Fund may be purchased at NAV, without a sales charge, by persons who have redeemed their Class A shares of the Fund (or shares of other funds managed by ING Investments in accordance with the terms of such privileges established for such funds) within the previous ninety (90) days. The amount that may be so reinvested in the Fund is limited to an amount up to, but not exceeding, the redemption proceeds (or to the nearest full share if fractional shares are not purchased). In order to exercise this privilege, a written order for the purchase of shares must be received by the Transfer Agent, or be postmarked, within ninety (90) days after the date of redemption. This privilege may only be used once per calendar year. Payment must accompany the request and the purchase will be made at the then current NAV of the Fund. Such purchases may also be handled by a securities dealer who may charge a shareholder for this service. If the shareholder has realized a gain on the redemption, the transaction is taxable and any reinvestment will not alter any applicable federal capital gains tax. If there has been a loss on the redemption and a subsequent reinvestment pursuant to this privilege, some or all of the loss may not be allowed as a tax deduction depending upon the amount reinvested, although such disallowance is added to the tax basis of the shares acquired upon the reinvestment.

     Additionally, Class A shares of the Fund may also be purchased at NAV by any charitable organization or any state, county, or city, or any instrumentality, department, authority or agency thereof that has determined that the Fund is a legally permissible investment and that is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company ("an eligible governmental authority"). If an investment by an eligible governmental authority at NAV is made though a dealer who has executed a selling group agreement with respect to the Trust (or the other open-end ING Funds) the Distributor may pay the selling firm 0.25% of the Offering Price.

     Former shareholders of ING General Money Market shares (ING Classic Money Market Fund and ING Money Market Fund) who acquired their shares by using all or a portion of the proceeds from the redemption of Class A shares of other open-end ING Funds distributed by the Distributor may reinvest such amount plus any shares acquired through dividend reinvestment in Class A shares of the Fund at its current NAV, without a sales charge.

     The current and retired officers, Trustees and bona fide full-time employees of the Trust and the current and retired officers, directors and full-time employees of ING Investments, the Sub-Adviser, the Distributor, any service provider to the Fund or affiliated corporations thereof or any trust, pension, profit-sharing or other benefit plan for such persons, broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step-relations, relations at-law, and cousins) employees of such broker-dealers (including their immediate families) and discretionary advisory accounts of ING Investments or any Sub-Adviser, may purchase Class A shares of the Fund at NAV without a sales charge. Such purchaser may be required to sign a letter stating that the purchase is for his own investment purposes only and that the securities will not be resold except to the Fund. The Trust may, under certain circumstances, allow registered Advisers to make investments on behalf of their clients at NAV without any commission or concession.


     Class A shares may also be purchased at NAV by certain fee based registered investment advisers, trust companies and bank trust departments under certain circumstances making investments on behalf of their clients and by shareholders who have authorized the automatic transfer of dividends from the same class of another open-end fund managed by ING Investments.

     Class A shares may also be purchased without a sales charge by (i) shareholders who have authorized the automatic transfer of dividends from the same class of another ING Fund distributed by the Distributor or from ING Prime Rate Trust; (ii) registered investment advisers, trust companies and bank trust departments investing in Class A shares on their own behalf or on behalf of their clients, provided that the aggregate amount invested in any one or more ING Funds, during the 13 month period starting with the first investment, equals at least $1 million; (iii) broker-dealers, who have signed selling group agreements with the Distributor, and registered representatives and employees of such broker-dealers, for their own accounts or for members of their families (defined as current spouse, children, parents, grandparents, uncles, aunts, siblings, nephews, nieces, step relations, relations-at-law and cousins); (iv) broker-dealers using third party administrators for qualified retirement plans who have entered into an agreement with the ING Funds or an affiliate, subject to certain operational and minimum size requirements specified from time-to-time by the ING Funds; (v) accounts as to which a banker or broker-dealer charges an account management fee ("wrap accounts"); (vi) any registered investment company for which ING Investments serves as adviser; (vii) investors who purchase Fund shares with redemption proceeds received in connection with a distribution from a retirement plan investing in either (1) directly in any fund or through any unregistered separate account sponsored by ING Life Insurance and Annuity Company ("ILIAC") or any successor thereto or affiliate thereof or (2) in a registered separate account sponsored by ILIAC or any successor thereto or affiliate thereof, but only if no deferred sales charge is paid in connection with such distribution and the investor receives the distribution in connection with a separation from service, retirement, death or disability; and (viii) insurance companies (including separate accounts).

     The Fund may terminate or amend the terms of these sales charge waivers at any time.

LETTERS OF INTENT AND RIGHTS OF ACCUMULATION - CLASS A SHARES

     An investor may immediately qualify for a reduced sales charge on a purchase of Class A shares of the Fund which offers Class A shares or shares with front-end sales charges, by completing the Letter of Intent section of the Shareholder Application in the Prospectus (the "Letter of Intent" or "Letter"). By completing the Letter, the investor expresses an intention to invest during the next 13 months a specified amount which if made at one time would qualify for the reduced sales charge. At any time within ninety (90) days after the first investment which the investor wants to qualify for the reduced sales charge, a signed Shareholder Application, with the Letter of Intent section completed, may be filed with the Fund. After the Letter of Intent is filed, each additional investment made will be entitled to the sales charge applicable to the level of investment indicated on the Letter of Intent as described above. Sales charge reductions based upon purchases in more than one investment in the Fund will be effective only after notification to the Distributor that the investment qualifies for a discount. The shareholder's holdings in ING Investments 's funds acquired within ninety (90) days before the Letter of Intent is filed will be counted towards completion of the Letter of Intent but will not be entitled to a retroactive downward adjustment of sales charge until the Letter of Intent is fulfilled. Any redemptions made by the shareholder during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter of Intent have been completed. If the Letter of Intent is not completed within the 13-month period, there will be an upward adjustment of the sales charge as specified below, depending upon the amount actually purchased (less redemption) during the period.

     An investor acknowledges and agrees to the following provisions by completing the Letter of Intent section of the Shareholder Application in the Prospectus. A minimum initial investment equal to 25% of the intended total investment is required. An amount equal to the maximum sales charge or 5.75% of the total intended purchase will be held in escrow at ING Funds, in the form of shares, in the investor's name to assure that the full applicable sales charge will be paid if the intended purchase is not completed. The shares in escrow will be included in the total shares owned as reflected on the monthly statement; income and capital gain distributions on the escrow shares will be paid directly by the investor. The escrow shares will not be available for redemption by the investor until the

Letter of Intent has been completed, or the higher sales charge paid. If the total purchases, less redemptions, equal the amount specified under the Letter, the shares in escrow will be released. If the total purchases, less redemptions, exceed the amount specified under the Letter and is an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made by the Distributor and the dealer with whom purchases were made pursuant to the Letter of Intent (to reflect such further quantity discount) on purchases made within ninety (90) days before, and on those made after filing the Letter. The resulting difference in offering price will be applied to the purchase of additional shares at the applicable offering price. If the total purchases, less redemptions, are less than the amount specified under the Letter, the investor will remit to the Distributor an amount equal to the difference in dollar amount of sales charge actually paid and the amount of sales charge which would have applied to the aggregate purchases if the total of such purchases had been made at a single account in the name of the investor or to the investor's order. If within ten (10) days after written request such difference in sales charge is not paid, the redemption of an appropriate number of shares in escrow to realize such difference will be made. If the proceeds from a total redemption are inadequate, the investor will be liable to the Distributor for the difference. In the event of a total redemption of the account prior to fulfillment of the Letter of Intent, the additional sales charge due will be deducted from the proceeds of the redemption and the balance will be forwarded to the Investor. By completing the Letter of Intent section of the Shareholder Application, an investor grants to the Distributor a security interest in the shares in escrow and agrees to irrevocably appoint the Distributor as his attorney-in-fact with full power of substitution to surrender for redemption any or all shares for the purpose of paying any additional sales charge due and authorizes the Transfer Agent or Sub-Transfer Agent to receive and redeem shares and pay the proceeds as directed by the Distributor. The investor or the securities dealer must inform the Transfer Agent or the Distributor that this Letter is in effect each time a purchase is made.

     If at any time prior to or after completion of the Letter of Intent the investor wishes to cancel the Letter of Intent, the investor must notify the Distributor in writing. If, prior to the completion of the Letter of Intent, the investor requests the Distributor to liquidate all shares held by the investor, the Letter of Intent will be terminated automatically. Under either of these situations, the total purchased may be less than the amount specified in the Letter of Intent. If so, the Distributor will redeem at NAV to remit to the Distributor and the appropriate authorized dealer an amount equal to the difference between the dollar amount of the sales charge actually paid and the amount of the sales charge that would have been paid on the total purchases if they were made at one time.

     The value of shares of the Fund plus shares of the other open-end ING Funds can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase. The reduced sales charge applies to quantity purchases made at one time or on a cumulative basis over any period of time by (i) an investor, (ii) the investor's spouse and children under the age of majority, (iii) the investor's custodian accounts for the benefit of a child under the Uniform Gift to Minors Act, (iv) a trustee or other fiduciary of a single trust estate or a single fiduciary account (including a pension, profit-sharing and/or other employee benefit plans qualified under Section 401 of the Code, by trust companies' registered investment advisers, banks and bank trust departments for accounts over which they exercise exclusive investment discretionary authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity).

     The reduced sales charge also applies on a non-cumulative basis, to purchases made at one time by the customers of a single dealer, in excess of $1 million. The Letter of Intent option may be modified or discontinued at any time.

     Shares of the Fund and other open-end ING Funds purchased and owned of record or beneficially by a corporation, including employees of a single employer (or affiliates thereof), including shares held by its employees under one or more retirement plans, can be combined with a current purchase to determine the reduced sales charge and applicable offering price of the current purchase, provided such transactions are not prohibited by one or more provisions of the Employee Retirement Income Security Act or the Code. Individuals and employees should consult with their tax advisers concerning the tax rules applicable to retirement plans before investing.

     For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the ING Funds which impose a CDSC may be combined with Class A Shares for a reduced sales charge but will not affect any CDSC which may be imposed upon the redemption of shares of the Fund which imposes a CDSC.

REDEMPTIONS

     Payment to shareholders for shares redeemed will be made within seven days after receipt by the Fund's Transfer Agent of the written request in proper form, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC, as a result of which
(i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonable practical for the Fund to determine fairly the value of its net assets; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. Accordingly, the Fund may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may take up to 15 days or longer.

     The Fund intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at its then current market value equal to the redemption price. In such case, an investor may incur brokerage costs in converting such securities to cash. However, the Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, which contain a formula for determining the minimum amount of cash to be paid as part of any redemption. In the event the Fund must liquidate portfolio securities to meet redemptions, it reserves the right to reduce the redemption price by an amount equivalent to the pro-rated cost of such liquidation not to exceed one percent of the NAV of such shares.

     Due to the relatively high cost of handling small investments, the Trust reserves the right, upon 30 days written notice, to redeem, at NAV (less any applicable deferred sales charge), the shares of any shareholder whose account (except for IRAs) has a value of less than the Fund minimum for each class (as described in the Prospectus), other than as a result of a decline in the NAV per share. Before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares in the account is less than the minimum amount and will allow the shareholder thirty
(30) days to make an additional investment in an amount that will increase the value of the account to at least the minimum before the redemption is processed. This policy will not be implemented where the Fund has previously waived the minimum investment requirements.

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the portfolio securities at the time of redemption or repurchase.

     Certain purchases of Class A shares and most Class B and Class C shares may be subject to a CDSC. Shareholders will be charged a CDSC if certain of those shares are redeemed within the applicable time period as stated in the prospectus. No CDSC is imposed on any shares subject to a CDSC to the extent that those shares (i) are no longer subject to the applicable holding period,
(ii) resulted from reinvestment of distributions on CDSC shares, or (iii) were exchanged for shares of another fund managed by ING Investments, provided that the shares acquired in such exchange and subsequent exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.

     The CDSC or redemption fee will be waived for certain redemptions of shares upon (i) the death or permanent disability of a shareholder, or (ii) in connection with mandatory distributions from an Individual Retirement Account ("IRA") or other qualified retirement plan. The CDSC or redemption fee will be waived in the case of a redemption of shares following the death or permanent disability of a shareholder if the redemption is made within one year of death or initial determination of permanent disability. The waiver is available for total or partial redemptions of shares owned by an individual or an individual in joint tenancy (with rights of survivorship), but only for redemptions of shares held at the time of death or initial determination of permanent disability. The CDSC or redemption fee will also be waived in the case of a total or partial redemption of shares in connection with any mandatory distribution from a tax-deferred retirement plan or an IRA. The waiver does not apply in the case of a tax-free rollover or transfer of assets, other than one following a separation from services, except that a CDSC or redemption fee may be waived in certain circumstances involving redemptions in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer's plan and the transfer to another employer's plan or to an IRA. The shareholder must notify the Fund either directly or through the Distributor at the time of redemption that the shareholder is entitled to a waiver of CDSC or redemption fee. The waiver will then be granted subject to confirmation of the shareholder's entitlement. The CDSC or redemption fee, which may be imposed on Class A shares purchased in excess of $1 million, will also be waived for registered investment advisers, trust companies and bank trust departments investing on their own behalf or on behalf of their clients. These waivers may be changed at any time.

REINSTATEMENT PRIVILEGE - CLASS B AND CLASS C SHARES

     If you sell Class B or Class C shares of an ING Fund, you may reinvest some or all of the proceeds in the same share class within ninety (90) days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. The amount of any CDSC also will be reinstated. To exercise this privilege, the written order for the purchase of shares must be received by the Transfer Agent or be postmarked within ninety (90) days after the date of redemption. This privilege can be used only once per calendar year. If a loss is incurred on the redemption and the reinstatement privilege is used, some or all of the loss may not be allowed as a tax deduction.

CONVERSION OF CLASS B SHARES

     A shareholder's Class B shares will automatically convert to Class A shares of the Fund on the second calendar day of the following month in which the eighth anniversary of the issuance of the Class B shares occurs, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares, except that Class B shares acquired initially through funds that were part of the Nicholas-Applegate Mutual Funds at the time of purchase will convert after seven years from the date of original purchase. The conversion of Class B shares into Class A shares is subject to the continuing availability of an opinion of counsel or an Internal Revenue Service ("IRS") ruling, if ING Investments deems it advisable to obtain such advice, to the effect that (1) such conversion will not constitute taxable events for federal tax purposes; and (2) the payment of different dividends on Class A and Class B shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Code. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. The conversion will be effected at the relative NAVs per share of the two Classes.

DEALER COMMISSIONS AND OTHER INCENTIVES

     In connection with the sale of shares of the Fund, the Distributor may pay Authorized Dealers of record a sales commission as a percentage of the purchase price. In connection with the sale of Class A shares, the Distributor will reallow the following amounts to Authorized Dealers of record from the sales charge on such sales:

                        DEALERS' REALLOWANCE
                         AS A PERCENTAGE OF
                           OFFERING PRICE
AMOUNT OF TRANSACTION          CLASS A
---------------------   --------------------
  Less than $50,000             3.00%
  $50,000 - $99,999             2.50%
 $100,000 - $249,999            2.00%
 $250,000 - $499,000            1.50%
 $500,000 - $999,999            1.00%
 $1,000,000 and over          See below

     The Distributor may pay to Authorized Dealers out of its own assets commissions on shares sold in Class A, Class B and Class C shares, at NAV, which at the time of investment would have been subject to the imposition of a CDSC if redeemed. There is no sales charge on purchases of $1,000,000 or more of Class A shares. However, such purchases may be subject to a CDSC, as disclosed in the Prospectus. The Distributor will pay Authorized Dealers of record commissions at the rates shown in the table below for purchases of Class A shares that are subject to a CDSC:

                            DEALER COMMISSION
                           AS A PERCENTAGE OF
AMOUNT OF TRANSACTION        AMOUNT INVESTED
---------------------      ------------------
$1,000,000 to $2,499,000          1.00%
$2,500,000 to $4,999,999          0.50%
  $5,000,000 and over             0.25%

     Also, the Distributor will pay out of its own assets a commission of 1.00% of the amount invested for purchases of Class A shares of less than $1 million by qualified retirement plans with 50 or more participants. In connection with qualified retirement plans that invest $1 million or more in Class A shares of the Fund, the Distributor will pay dealer compensation of 1.00% of the purchase price of the shares to the dealer from its own resources at the time of the initial investment.

     The Distributor will pay out of its own assets a commission of 4% of the amount invested for purchases of Class B shares subject to a CDSC. For purchases of Class C shares subject to a CDSC, the Distributor may pay out of its own assets a commission of 1% of the amount invested of the Fund.

     The Distributor may, from time to time, at its discretion, allow a selling dealer to retain 100% of a sales charge, and such dealer may therefore be deemed an "underwriter" under the 1933 Act. The Distributor, at its expense, may also provide additional promotional incentives to dealers. The incentives may include payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to locations appropriate under applicable NASD Rules for such seminars or training programs within or outside of the United States, merchandise or other items. For more information on incentives, see "Management of the Fund -- 12b-1 Plan" in this Statement of Additional Information.

     The Distributor may, at its discretion, pay additional cash compensation to its employee sales staff for sales by certain broker-dealers or "focus firms." The Distributor may pay up to an additional 0.10% to its employee sales staff for sales that are made by registered representatives of these focus firms. As of the date of this supplement, the focus firms are: A.G. Edwards & Sons, Inc; Advantage Capital Corporation; AIG Financial Advisers, Inc.; American General Securities, Inc.; Banc of America Investment Services, Inc.; Banc of America Securities LLC; Banc One Securities Corporation; Chase Investment Services; Citigroup Global Markets, Inc; Citistreet Equities LLC; Financial Network Investment Corporation; FSC Securities Corporation; H.D. Vest Investment Securities, Inc.; H & R Block Financial Advisers LLC; ING Financial Partners, Inc.; JP Morgan Investment, LLC; JP Morgan Securities, Inc.; Linsco Private Ledger Financial Services; Merrill Lynch, Morgan Stanley & Co, Inc.; Morgan Stanley Dean Witter; Multi-Financial Securities Corporation; PrimeVest Financial Services, Inc.; Prudential Investment Management Services, LLC; Prudential Retirement Brokerage Services, Inc.; Prudential Securities; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; RBC Dain Rauscher, Inc.; Royal Alliance Associates, Inc.; UBS Financial Services, Inc.; Wachovia Bank; Wachovia Brokerage Services, Inc.; Wachovia Securities Financial Network, Inc.; Wachovia Securities LLC; Wells Fargo Bank; Wells Fargo Bank N.A.; and Wells Fargo Investments LLC.

     The Distributor may, at its discretion, pay additional cash compensation to its employee sales staff for ING Index Plus LargeCap Equity Fund II assets retained in the ING Funds complex. The Distributor may pay 5 basis points in cash compensation on any assets that are retained in ING Equity Trust Fund or any in any other fund offered by the Distributor, for at least 90 days after maturity of the ING Index Plus LargeCap Equity Fund II.

                             SHAREHOLDER INFORMATION

     Certificates representing shares of the Fund will not normally be issued to shareholders. The Transfer Agent will maintain an account for each shareholder upon which the registration and transfer of shares are recorded, and any transfers shall be reflected by bookkeeping entry, without physical delivery.

     The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.).

                       SHAREHOLDER SERVICES AND PRIVILEGES

     For investors purchasing shares of the Fund under a tax-qualified individual retirement account or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares of the Fund on a periodic basis, the Fund may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly pursuant to the provisions of the 1934 Act, and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be made within five business days after the end of each quarterly period and shall reflect all transactions in the investor's account during the preceding quarter.

     All shareholders will receive a confirmation of each new transaction in their accounts, which will also show the total number of Fund shares owned by each shareholder, the number of shares being held in safekeeping by the Fund's Transfer Agent for the account of the shareholder and a cumulative record of the account for the entire year. Shareholders may rely on these statements in lieu of certificates. Certificates representing shares of a fund will not be issued unless the shareholder requests them in writing.

     The Trust reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption or repurchase order with respect to shares of the Fund by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's NAV (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligation to redeem shares with respect to any one shareholder during any 90-day period solely in cash up to the less of $250,000 or 15 of the NAV of the Fund at the beginning of the period.

SELF-EMPLOYED AND CORPORATE RETIREMENT PLANS

     For self-employed individuals and corporate investors that wish to purchase shares of the Fund, there is available through the Fund a Prototype Plan and Custody Agreement. The Custody Agreement provides that State Street Bank & Trust, Kansas City, Missouri, will act as Custodian under the Plan, and will furnish custodial services for an annual maintenance fee of $12 for each participant, with no other charges. (This fee is in addition to the normal Custodian charges paid by the ING Funds.) The annual contract maintenance fee may be waived from time to time. For further details, including the right to appoint a successor Custodian, see the Plan and Custody Agreement as provided by the Trust. Employers who wish to use shares of the Fund under a custodianship with another bank or trust company must make individual arrangements with such institution.

INDIVIDUAL RETIREMENT ACCOUNTS

     Investors having earned income are eligible to purchase shares of the Fund under an IRA pursuant to Section 408(a) of the Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income and an additional amount if there is a non-working spouse. Simple IRA plans that employers may establish on behalf of their employees are also available. Roth IRA plans that enable employees and self-employed individuals to make non-deductible contributions, and, under certain circumstances, effect tax-free withdrawals, are also available. Copies of a model Custodial Account Agreement are available from the Distributor. Investors Fiduciary Trust Company, Kansas City, Missouri, will act as the Custodian under this model Agreement, for which it will charge the investor an annual fee of $12 for maintaining the Account (such fee is in addition to the normal custodial charges paid by the ING Funds). Full details on the IRA are contained in an IRS required disclosure statement, and the Custodian will not open an IRA until seven (7) days after the investor has received such statement from the Trust. An IRA using shares of the Fund may also be used by employers who have adopted a Simplified Employee Pension Plan.

     Purchases of Fund shares by Code Section 403(b) plans and other retirement plans are also available. Section 403(b) plans are generally arrangements by a public school organization or a charitable, educational, or scientific organization which employees are permitted to take advantage of the federal income tax deferral benefits provided for in Section 403(b) of the Code. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

TELEPHONE REDEMPTION AND EXCHANGE PRIVILEGES

     As discussed in the Prospectus, the telephone redemption and exchange privileges are available for all shareholder accounts; however, retirement accounts may not utilize the telephone redemption privilege. The telephone privileges may be modified or terminated at any time. The privileges are subject to the conditions and provisions set forth below and in the Prospectus.

     Telephone redemption and/or exchange instructions received in good order before the pricing of the Fund on any day on which the NYSE is open for business (a "Business Day"), but not later than Market Close, will be processed at that day's closing NAV. For each exchange, the shareholder's account may be charged an exchange fee. There is no fee for telephone redemption; however, redemptions of Class A, Class B and Class C shares may be subject to a CDSC (See "Shareholder Guide" in the Prospectus).

     Telephone redemption and/or exchange instructions should be made by dialing 1-800-992-0180 and selecting option 3.

     The Fund will not permit exchanges in violation of any of the terms and conditions set forth in the Fund's Prospectus or herein.

     Telephone redemption requests must meet the following conditions to be accepted by the Fund:

     (a) Proceeds of the redemption may be directly deposited into a predetermined bank account, or mailed to the current address on the account registration. This address cannot reflect any change within the previous thirty (30) days.

     (b) Certain account information will need to be provided for verification purposes before the redemption will be executed.

     (c) Only one telephone redemption (where proceeds are being mailed to the address of record) can be processed within a thirty (30) day period.

     (d) The maximum amount which can be liquidated and sent to the address of record at any one time is $100,000.

     (e) The minimum amount which can be liquidated and sent to a predetermined bank account is $5,000.

     If the exchange involves the establishment of a new account, the dollar amount being exchanged must at least equal the minimum investment requirement of the ING Fund being acquired.

     Any new account established through the exchange privilege will have the same account information and options except as stated in the Prospectus.

     Certificated shares cannot be redeemed or exchanged by telephone but must be forwarded to ING Funds at P.O. Box 219368, Kansas City, MO 64141 and deposited into your account before any transaction may be processed.

     If a portion of the shares to be exchanged are held in escrow in connection with a Letter of Intent, the smallest number of full shares of the Fund to be purchased on the exchange having the same aggregate NAV as the shares being exchanged shall be substituted in the escrow account. Shares held in escrow may not be redeemed until the Letter of Intent has expired and/or the appropriate adjustments have been made to the account.

     Shares may not be exchanged and/or redeemed unless an exchange and/or redemption privilege is offered pursuant to the Fund's' then-current prospectus.

     Proceeds of a redemption may be delayed up to fifteen (15) days or longer until the check used to purchase the shares being redeemed has been paid by the bank upon which it was drawn.

SYSTEMATIC WITHDRAWAL PLAN

     The Fund has established a Systematic Withdrawal Plan ("Plan") to allow you to make periodic withdrawals from your account in any fixed amount in excess of $100 to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000. To establish a systematic cash withdrawal, complete the Systematic Withdrawal Plan section of the Account Application. To have funds deposited to your bank account, follow the instructions on the Account Application. You may elect to have monthly, quarterly, semi-annual or annual payments. Redemptions are normally processed on the fifth day prior to the end of the month, quarter or year. Checks are then mailed or proceeds are forwarded to your bank account on or about the first of the following month. You may change the amount, frequency and payee, or terminate the plan by giving written notice to the Transfer Agent. A Plan may be modified at any time by the Fund or terminated upon written notice by the relevant Fund.

     During the withdrawal period, you may purchase additional shares for deposit to your account, subject to any applicable sales charge, if the additional purchases are equal to at least one year's scheduled withdrawals, or $1,200 whichever is greater. There are no separate charges to you under this Plan, although a CDSC may apply if you purchased Class A, Class B or Class C shares. Shareholders who elect to have a systematic cash withdrawal must have all dividends and capital gains reinvested. As shares of the Fund are redeemed under the Plan, you may realize a capital gain or loss for income tax purposes.

SHAREHOLDER INFORMATION

     The Fund's Transfer Agent will maintain your account information. Account statements will be sent at least quarterly. An IRS Form 1099 generally will also be sent each year by January 31. The Transfer Agent may charge you a fee for special requests such as historical transcripts of your account and copies of cancelled checks.

     Consolidated statements reflecting current values, share balances and year-to-date transactions generally will be sent to you each quarter. All accounts identified by the same social security number and address will be consolidated. For example, you could receive a consolidated statement showing your individual and IRA accounts.

SIGNATURE GUARANTEE

     A signature guarantee is verification of the authenticity of the signature given by certain authorized institutions. The Trust requires a medallion signature guarantee for redemption requests in amounts in excess of $100,000. In addition, if you wish to have your redemption proceeds transferred by wire to your designated bank account, paid to someone other than the shareholder of record, or sent somewhere other than the shareholder address of record, you must provide a medallion signature guarantee with your written redemption instructions regardless of the amount of redemption.

     A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program ("STAMP"), Stock Exchanges Medallion Program ("SEMP") and New York Stock Exchange, Inc. Medallion Signature Program ("NYSE MSP"). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. Please note that signature guarantees are not provided by notaries public. The Company/Trust reserves the right to amend or discontinue this policy at any time and establish other criteria for verifying the authenticity of any redemption request.

                                 NET ASSET VALUE

     As noted in the Prospectus, the NAV and offering price of each class of the Fund's shares will be determined once daily as of the close of regular trading ("Market Close") on the NYSE (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this SAI, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

     Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in 60 days or less will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. See "Net Asset Value" in the shareholder guide of the Prospectus. The long-term debt obligations held in the Fund's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

     Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of the Fund's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Fund related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

     The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund's NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of the Fund's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating the Fund's NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.

     If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities determined under the Fund's valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund's NAV.

     Options on securities, currencies, futures, and other financial instruments purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC Options.

     The price of silver and gold bullion is determined by measuring the mean between the closing bid and asked quotations of silver and gold bullion set at the time of the close of the NYSE, as supplied by the Fund's custodian bank or other broker-dealers or banks approved by the Fund, on each date that the NYSE is open for business.

     The fair value of other assets is added to the value of all securities positions to arrive at the value of the Fund's total assets. The Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

     In computing the NAV for a class of shares of the Fund, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

     The per share NAV of Class A shares generally will be higher than the per share NAV of shares of the other classes, reflecting daily expense accruals of the higher distribution fees applicable to Class B and Class C. It is expected, however, that the per share NAV of the classes will tend to converge immediately after the payment of dividends or distributions that will differ by approximately the amount of the expense accrual differentials between the classes.

     Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Fund. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.

                               TAX CONSIDERATIONS

     The following discussion summarizes certain U.S. federal tax considerations generally affecting the Fund and its shareholders. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisers with respect to the particular federal, state, local and foreign tax consequences to them of an investment in the Fund. This discussion is based on the Code, Treasury Regulations issued thereunder, and judicial and administrative authorities as in effect on the date of this SAI, all of which are subject to change, which change may be retroactive.

     The Fund intends to qualify as a RIC under the Code. To so qualify and to be taxed as a RIC, the Fund must, among other things: (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale or other disposition of foreign currencies, net income derived from an interest in a qualified publicly traded partnership, or other income (including gains from options, futures contracts and forward contracts) derived with respect to the Fund's business of investing in stocks, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. government securities or securities of other RIC) of any one issuer of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related businesses or of one or more qualified publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) each taxable year.

     The U.S. Treasury Department is authorized to issue regulations providing that foreign currency gains that are not directly related to the Fund's principal business of investing in stock or securities (or options and futures with respect to stock or securities) will be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

     As a RIC, the Fund generally will be relieved of liability for U.S. federal income tax on that portion of its investment company taxable income and net realized capital gains which it distributes to its shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4.00% excise tax. To prevent application of the excise tax, the Fund currently intends to make distributions in accordance with the calendar year distribution requirement.

     If, in any taxable year, the Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund's distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends (which may be eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income or as qualifying dividends eligible for a reduced rate of tax as discussed below. If the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.

TAX LOSS CARRY-FORWARDS

Tax loss carry-forwards were as follows as of May 31, 2006:

FUND                                         AMOUNT      EXPIRATION DATE
----                                     --------------  ---------------
ING Index Plus LargeCap Equity Fund II    (29,360,869)         2011

DISTRIBUTIONS

     Dividends of investment company taxable income (including net short-term capital gains) are generally taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to the Fund's dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by the Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Net capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends and distributions are taxable to shareholders, whether received in cash or reinvested in shares of the Fund. Any distributions that are not from the Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

     Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. The Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from the Fund's investment in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the

U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment companies are not treated as "qualified foreign corporations."

     Dividends, including capital gain dividends, declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

     Distributions by the Fund reduce the NAV of the Fund shares. Should a distribution reduce the NAV below a shareholder's cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by the Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT

     Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

     Some of the debt securities may be purchased by the Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which such Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been included in income. In general the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

FOREIGN CURRENCY TRANSACTIONS

     Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income or other receivable or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains and losses, may increase or decrease the amount of the Fund's net investment income to be distributed to its shareholders as ordinary income.

PASSIVE FOREIGN INVESTMENT COMPANIES

     The Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Gain from the sale of PFIC stock as well as certain distributions from a PFIC are treated as excess distributions. All excess distributions are taxable as ordinary income.

     The Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that involves marking to market the PFIC stock held by the Fund at the end of each taxable year with the result that unrealized gains are treated as though they were realized and are reported as ordinary income; any mark-to-market losses, as well as loss from an actual disposition of PFIC stock, are reported as ordinary loss to the extent of any net mark-to-market gains included in income in prior years.

     Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock. Note that distributions from a PFIC are not eligible for the reduced rate of tax on "qualifying dividends."

FOREIGN WITHHOLDING TAXES

     Income received by the Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign income and similar taxes paid by that Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within sixty (60) days after the close of the relevant Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year. Furthermore, the amount of the foreign tax credit that is available may be limited to the extent that dividends from a foreign corporation qualify for the lower tax rate on "qualifying dividends."

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholders, as the case may be, for less than sixteen (16) days (forty-six (46) days in the case of preferred shares) during the thirty-one
(31)-day period (ninety-one (91)-day period for preferred shares) beginning fifteen (15) days (forty-five (45) days for preferred shares) before the shares become ex-dividend. If the Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by the Fund will be treated as United States source income.

OPTIONS AND HEDGING TRANSACTIONS

     The taxation of equity options (including options on narrow-based stock indices) and over-the-counter options on debt securities is governed by Code
Section 1234. Pursuant to Code Section 1234, with respect to a put or call option that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Certain options and financial contracts in which the Fund may invest are "Section 1256 contracts." Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses (as discussed above) arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, Section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

     Generally, the hedging transactions undertaken by the Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

     The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

     Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

     Notwithstanding any of the foregoing, the Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the sixty
(60)-day period beginning with the day such transaction was closed, if certain conditions are met.

     Under the recently enacted tax law, certain hedging activities may cause a dividend, that would otherwise be subject to the lower tax rate applicable to a "qualifying dividend," to instead be taxed at the tax rate of tax applicable to ordinary income.

     Requirements relating to the Fund's tax status as a RIC may limit the extent to which the Fund will be able to engage in transactions in options and foreign currency forward contracts.

SHORT SALES AGAINST THE BOX

     If the Fund sells securities short "against the box," unless certain constructive sale rules (discussed above) apply, it may realize a capital gain or loss upon the closing of the sale. Such gain or loss generally will be long- or short-term depending upon the length of time the Fund held the security which it sold short. In some circumstances, short sales may have the effect of reducing an otherwise applicable holding period of a security in the portfolio. The constructive sale rule, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described more fully under "Options and Hedging Transactions" above. Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

OTHER INVESTMENT COMPANIES

     It is possible that by investing in other investment companies, the Fund may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to the Fund may limit the extent to which the Fund will be able to invest in other investment companies. When the Fund invests in other investment companies, shareholders of the Fund bear their proportionate share of the underlying investment companies' fees and expenses.

SALE OR OTHER DISPOSITION OF SHARES

     Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss depending upon his basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, which generally may be eligible for reduced federal tax rates, depending on the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in the Fund) within a period of sixty-one (61) days beginning thirty (30) days before and ending thirty (30) days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund's shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares. As noted above, the maximum tax rate for individual tax payers is 15% on long-term capital gains.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a RIC, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires shares of the same or another RIC and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

BACKUP WITHHOLDING

     The Fund generally will be required to withhold federal income tax at a rate equal to the fourth lowest tax rate applicable to unmarried individuals (currently 28%) ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number and to make such certifications as the Fund may require, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's federal income tax liability.

FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. However, subject to certain limitations and the receipt of further guidance from the U.S. Treasury, dividends paid to certain foreign shareholders may be exempt from U.S. tax through 2007 to the extent such dividends are attributable to qualified interest and/or net short-term capital gains, provided that the Fund elects to follow certain procedures. The Fund may choose to not follow such procedures and there can be no assurance as to the amount, if any, of dividends that would not be subject to withholding. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

OTHER TAXES

     Distributions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. This discussion does not purport to deal with all of the tax consequences applicable to shareholders. Shareholders are advised to consult their own tax advisers for details with respect to the particular tax consequences to them of an investment in the Fund.

                             SHAREHOLDER INFORMATION

REDEMPTIONS

     The right to redeem shares may be suspended and payment therefore postponed during periods when the NYSE is closed, other than customary weekend and holiday closings, or, if permitted by rules of the SEC, during periods when trading on the NYSE is restricted, during any emergency that makes it impracticable for any Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, but payment will be forwarded immediately upon the funds becoming available. Shareholders will be subject to the applicable deferred sales charge, if any, for their shares at the time of redemption.

EXCHANGES

     The following conditions must be met for all exchanges among ING Funds and ING Classic Money Market Fund, and ING Aeltus Money Market Fund: (i) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's state of residence; (ii) the Acquired Shares will be registered to the same shareholder account as the Shares to be surrendered ("Exchanged Shares"); (iii) the Exchanged Shares must have been held in the shareholder's account for at least thirty (30) days prior to the exchange; (iv) except for exchanges into the Money Market Portfolio, the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Fund after the exchange is implemented; and
(v) a properly executed exchange request has been received by the Transfer
Agent.

     The Fund reserves the right to delay the actual purchase of the Acquired Shares for up to five (5) business days if it determines that it would be disadvantaged by an immediate transfer of proceeds from the redemption of Exchanged Shares. Normally, however, the redemption of Exchanged Shares and the purchase of Acquired Shares will take place on the day that the exchange request is received in proper form. The Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. Such notice will be given at least sixty (60) days in advance. It is the policy of ING Investments to discourage and prevent frequent trading by shareholders among ING Funds in response to market fluctuations. Accordingly, in order to maintain a stable asset base in the Fund and to reduce administrative expenses borne by the Fund, ING Investments reserves the right to reject any exchange request.

     If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers of not less than 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege should carefully review the prospectus of that fund. Investors may obtain a copy of ING Senior Income Fund prospectus or any other ING Fund prospectus by calling (800) 992-0180.

     You are not required to pay an applicable CDSC upon an exchange from any ING Fund into the ING Senior Income Fund. However, if you exchange into the ING Senior Income Fund and subsequently offer your common shares for repurchase by that fund, the CDSC will apply from the original ING Fund from which you exchanged. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in the original ING Fund.

CONVERSION FEATURE

     Class B shares of the Fund will automatically convert to Class A shares without a sales charge at the relative NAVs of each of the classes after eight years from the acquisition of the Class B shares, and as a result, will thereafter be subject to the lower distribution fee (but same service fee) under the Class A Rule 12b-1 plan for the Fund.

                         CALCULATION OF PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN QUOTATION

     The Fund may, from time to time, include "total return" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one, five and ten years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                                P(1 + T)(n) = ERV

Where:

P   = a hypothetical initial payment of $1,000,
T   = the average annual total return,
(n) = the number of years, and
ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

     All total return figures assume that all dividends are reinvested when paid.

     From time to time, the Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one-, five- and ten-year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS) QUOTATION

     The Fund may, from time to time, include "total return after taxes on distributions" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one-, five- and ten-years (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                              P(1 + T)(n) = ATV(D)

Where:

P      = a hypothetical initial payment of $1,000,
T      = the average annual total return (after taxes on distributions),
(n)    = the number of years, and
ATV(D) = ending value of a hypothetical $1,000 payment made at the beginning of the one-, five-, or ten-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemptions.

     All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The calculations do not consider any potential tax liabilities other than federal tax liability.

     From time to time, the Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one, five and ten year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION) QUOTATION

     The Fund may, from time to time, include "total return after taxes on distributions and redemption" in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return after taxes on distributions and redemption will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of one-, five- and ten-year periods (up to the life of the Fund), calculated pursuant to the following formula which is prescribed by the SEC:

                              P(1 + T)(n) = ATV(DR)

Where:

P       = a hypothetical initial payment of $1,000,
T       = the average annual total return (after taxes on distributions),
(n)     = the number of years, and
ATV(DR) = ending value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods (or fractional portion), after taxes on fund distributions and redemption.

     All total return figures assume that all dividends are reinvested when paid. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, and long-term capital gain rate for long-term capital gain distributions). The ending value is determined by subtracting capital gain taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The calculations do not consider any potential tax liabilities other than federal tax liability.

     From time to time, the Fund may advertise its average annual total return over various periods of time. These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were reinvested in shares of the Fund. Figures will be given for one-, five- and ten-year periods (if applicable) and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis).

THIRTY (30)-DAY YIELD FOR THE FUND

     Quotations of yield for the Fund will be based on all investment income per share earned during a particular thirty (30)-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                                        a-b
                            Yield = 2 [(--- +1)(6)-1]
                                         cd

where

a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and
d = the maximum offering price per share on the last day of the period.

     Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Fund's portfolio (assuming a month of thirty (30) days) and (3) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the thirty (30)-day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. For purposes of "b" above, Rule 12b-1 Plan expenses are included among the expenses accrued for the period. Any amounts representing sales charges will not be included among these expenses; however, the Fund will disclose the maximum sales charge as well as any amount or specific rate of any nonrecurring account charges. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above. The Fund may also from time to time advertise its yield based on a 30-day or 90-day period ended on a date other than the most recent balance sheet included in the Fund's Registration Statement, computed in accordance with the yield formula described above, as adjusted to conform with the differing period for which the yield computation is based. Any quotation of performance stated in terms of yield (whether based on a thirty (30)-day or ninety (90)-day period) will be given no greater prominence than the information prescribed under SEC rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     For purposes of this calculation, it is assumed that each month contains thirty (30) days.

     Undeclared earned income will be subtracted from the NAV per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

     The Fund may also publish a distribution rate in sales literature and in investor communications preceded or accompanied by a copy of the current Prospectus. The current distribution rate for the Fund is the annualization of the Fund's distribution per share divided by the maximum offering price per share of the Fund at the respective month-end. The current distribution rate may differ from current yield because the distribution rate may contain items of capital gain and other items of income, while yield reflects only earned net investment income. In each case, the yield, distribution rates and total return figures will reflect all recurring charges against Fund income and will assume the payment of the maximum sales load, including any applicable contingent deferred sales charge.

                             PERFORMANCE COMPARISONS

     In reports or other communications to shareholders or in advertising material, the Fund may compare the performance of its Class A, Class B and Class C shares with that of other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., Value Line, Inc. or similar independent services that monitor the performance of mutual funds or with other appropriate indexes of investment securities. In addition, certain indexes may be used to illustrate historic performance of select asset classes. The performance information may also include evaluations of the Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Fortune, Institutional Investor, Money and The Wall Street Journal. If the Fund compares its performance to other funds or to relevant indexes, the Fund's performance will be stated in the same terms in which such comparative data and indexes are stated, which is normally total return rather than yield. For these purposes the performance of the Fund, as well as the performance of such investment companies or indexes, may not reflect sales charges, which, if reflected, would reduce performance results. Prior to October 17, 1997, Financial Services Fund was rated as a closed-end fund, which had a different fee structure. Fee structures are incorporated into certain ratings. If the Fund had been rated using the fee structure of an open-end fund, ratings for those periods may have been different.

     The average annual total returns, including sales charges, for each class of shares of the Fund for the one-, five-, and ten-year periods ended November 30, 2006 (unaudited), and for classes that have not been in operation for ten years, the average annual total return for the period from commencement of operations to November 30, 2006 (unaudited), are as follows:


                                                                               SINCE      INCEPTION
                                                 1 YEAR   5 YEAR   10 YEAR   INCEPTION      DATE
                                                 ------   ------   -------   ---------   ----------
ING Index Plus LargeCap Equity Fund II
   Class A                                       (1.58)%    --        --       0.56%     02/01/2002
   Class A Return After Taxes on Distributions   (2.56)%    --        --      (0.17)%    02/01/2002
   Class A Return After Taxes on                                                         02/01/2002
      Distributions and Sale of Fund Shares      (0.99)%    --        --       0.05%     02/01/2002

   Class B                                       (1.44)%     --       --     0.43%       02/01/2002
   Class C                                        2.56%      --       --     1.01%       02/01/2002

     Reports and promotional literature may also contain the following information: (i) a description of the gross national or domestic product and populations, including but not limited to age characteristics, of various countries and regions in which the Fund may invest, as compiled by various organizations, and projections of such information; (ii) the performance of worldwide equity and debt markets; (iii) the capitalization of U.S. and foreign stock markets prepared or published by the International Finance Corporation, Morgan Stanley Capital International or a similar financial organization; (iv) the geographic distribution of the Fund's portfolio; (v) the major industries located in various jurisdictions; (vi) the number of shareholders in the Fund or other ING Funds and the dollar amount of the assets under management; (vii) descriptions of investing methods such as dollar-cost averaging, best day/worst day scenarios, etc.; (viii) comparisons of the average price to earnings ratio, price to book ratio, price to cash flow and relative currency valuations of the Fund and individual stocks in the Fund's portfolio, appropriate indices and descriptions of such comparisons; (ix) quotes from the Sub-Adviser of the Fund or other industry specialists; (x) lists or statistics of certain of the Fund's holdings including, but not limited to, portfolio composition, sector weightings, portfolio turnover rate, number of holdings, average market capitalization, and modern portfolio theory statistics; (xi) NASDAQ symbols for each class of shares of the Fund; and descriptions of the benefits of working with investment professionals in selecting investments.

     In addition, reports and promotional literature may contain information concerning ING Investments, the Sub-Adviser, ING Capital, Funds Services or affiliates of the Trust, ING Investments, the Sub-Adviser, ING Capital or Funds Services including: (i) performance rankings of other funds managed by ING Investments or a Sub-Adviser, or the individuals employed by ING Investments or a Sub-Adviser who exercise responsibility for the day-to-day management of the Fund, including rankings of mutual funds published by Lipper Analytical Services, Inc., Morningstar, Inc., CDA Technologies, Inc., or other rating services, companies, publications or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; (iii) information regarding the acquisition of the ING Funds by ING Capital; (iv) the past performance of ING Capital and ING Funds Services, LLC; (v) the past performance of other funds managed by ING Investments; and (vi) information regarding rights offerings conducted by closed-end funds managed by ING Investments.

                                  DISTRIBUTIONS

     As noted in the Prospectus, shareholders have the privilege of reinvesting both income dividends and capital gains distributions, if any, in additional shares of a respective class of the Fund at the then current NAV, with no sales charge. The Fund's management believes that most investors desire to take advantage of this privilege. For all share classes, it has therefore made arrangements with its Transfer Agent to have all income dividends and capital gains distributions that are declared by the Fund automatically reinvested for the account of each shareholder. A shareholder may elect at any time by writing to the Fund or the Transfer Agent to have subsequent dividends and/or distributions paid in cash. In the absence of such an election, each purchase of shares of a class of the Fund is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder's agent to receive his dividends and distributions upon all shares registered in his name and to reinvest them in full and fractional shares of the respective class of the Fund at the applicable NAV in effect at the close of business on the reinvestment date.

                               GENERAL INFORMATION

OTHER INFORMATION

     The Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or policies of the Trust by any governmental agency. The Prospectus and this SAI omit certain of the information contained in the Trust's Registration Statement filed with the SEC and copies of this information may be obtained from the SEC upon payment of the prescribed fee or examined at the SEC in Washington, D.C. without charge.

     Investors in the Fund will be kept informed of the Fund's progress through annual and semi-annual shareholder reports showing portfolio composition, statistical data and any other significant data, including financial statements audited by an independent registered public accounting firm.

REPORTS TO SHAREHOLDERS

     The fiscal year of the Fund ends on May 31. The Fund will send shareholder financial statements to its shareholders at least semiannually. An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

DECLARATION OF TRUST

     Equity Trust is organized as a Massachusetts business trust. The Declaration of Trust of the Fund provides that obligations of the Fund are not binding upon its Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the trust or its investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Declaration of Trust also provides that the debts, liabilities, obligations and expenses incurred, contracted for or existing with respect to a designated Fund shall be enforceable against the assets and property of such Fund only, and not against the assets or property of any other Fund or the investors therein.

                              FINANCIAL STATEMENTS

     The financial statements from the Fund's May 31, 2006 annual shareholder report are incorporated herein by reference. Copies of the Fund's annual and semi-annual shareholder reports (unaudited) may be obtained without charge by contacting ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, (800) 992-0180.

               APPENDIX A - PROXY VOTING PROCEDURES AND GUIDELINES

                                    ING FUNDS

                                   ----------

                     PROXY VOTING PROCEDURES AND GUIDELINES

                          EFFECTIVE DATE: JULY 10, 2003
                          REVISION DATE: SEPTEMBER 11, 2006

                                   ----------

I.   INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.  VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser (the "Adviser Procedures") are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Effective Date: 07/10/03
Revision Date: 03/16/06
may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III. DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.  APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage

Committee at its next regularly scheduled meeting.

V.   VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

     A.   Routine Matters

     The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

     B.   Matters Requiring Case-by-Case Consideration

     The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

     Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

     Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation, the Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

     The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (i.e., a "Non-Vote").

          1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

          In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines Votes.

          2.   NON-VOTES: Votes in Which No Action is Taken

          The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group's review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders' interests is likely.

          Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

          Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

          3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

          If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

          If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then contact the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures). Upon Counsel's finding that a conflict of interest exists with respect to one or more members of the Proxy Group or the Advisers generally, the remaining members of the Proxy Group shall not be required to complete a Conflicts Report in connection with the proxy.

          If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

          4.   Referrals to a Fund's Valuation, Proxy and Brokerage Committee

          A Fund's Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

          The Proxy Coordinator shall use best efforts to timely refer matters to a Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (i.e., a "Non-Vote").

          The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.  CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines Vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII. REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND
             ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                    ING RISK MANAGED NATURAL RESOURCES FUND
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                                   ----------

                             PROXY VOTING PROCEDURES

                                   ----------

I.   INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, best efforts shall be used to vote proxies in all instances.

II.  ROLES AND RESPONSIBILITIES

     A.   Proxy Coordinator

     The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration (except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation), the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

     Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

     Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

     B.   Agent

     An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

     The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group or a Fund's Valuation, Proxy and Brokerage Committee ("Committee").

     The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

     Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

     C.   Proxy Group

     The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

     A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. Tie votes shall be broken by securing the vote of members not present at the meeting; provided, however, that the Proxy Coordinator shall ensure compliance with all applicable voting and conflict of interest procedures and shall use best efforts to secure votes from all or as many absent members as may reasonably be accomplished. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds. In its discretion, the Proxy Group may provide the Proxy Coordinator with standing instructions to perform responsibilities assigned herein to the Proxy Group, or activities in support thereof, on its behalf, provided that such instructions do not contravene any requirements of these Adviser Procedures or a Fund's Procedures and Guidelines.

     A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures, provided that, if the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation and no issue of conflict must be considered, the Proxy Coordinator may implement the instructions without calling a meeting of the Proxy Group.

     For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and
     (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

     If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

     If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

     The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

     D.   Investment Professionals

     The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may submit, or be asked to submit, a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate or with a request that lending activity with respect to the relevant security be reviewed, such requests to be timely considered by the Proxy Group.

III. VOTING PROCEDURES

     A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

     B.   Routine Matters

     The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

     C.   Matters Requiring Case-by-Case Consideration

     The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

     Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

     Except in cases in which the Proxy Group has previously provided the Proxy Coordinator with standing instructions to vote in accordance with the Agent's recommendation, the Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment Professional(s), as it deems necessary.

          1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

          In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote Within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines Votes.

          2.   NON-VOTES: Votes in Which No Action is Taken

          The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy. The Proxy Group may provide the Proxy Coordinator with standing instructions on parameters that would dictate a Non-Vote without the Proxy Group's review of a specific proxy. It is noted a Non-Vote determination would generally not be made in connection with voting rights received pursuant to class action participation; while a Fund may no longer hold the security, a continuing economic effect on shareholders' interests is likely.

          Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

          Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

          3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

          If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

          4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.  ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

     A.   Assessment of the Agent

          The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

          Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

     B.   Conflicts of Interest

          The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

          In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

          For all matters for which the Proxy Group recommends an Out-of-Guidelines Vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines Vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

          The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.   REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

          NAME                             TITLE OR AFFILIATION
          ----                             --------------------
Stanley D. Vyner          Chief Investment Risk Officer and Executive Vice
                          President, ING Investments, LLC

Todd Modic                Senior Vice President, ING Funds Services, LLC and ING
                          Investments, LLC; and Chief Financial Officer of the
                          ING Funds

Maria Anderson            Vice President of Fund Compliance, ING Funds Services,
                          LLC

Karla J. Bos              Proxy Coordinator for the ING Funds and Manager -
                          Special Projects, ING Funds Services, LLC

Julius Drelick            Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.   Counsel, ING Americas US Legal Services

Steve Wastek, Esq.        Counsel, ING Americas US Legal Services

Effective as of May 27, 2005

                                    EXHIBIT 3
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                   ----------

                    PROXY VOTING GUIDELINES OF THE ING FUNDS

                                   ----------

I.   INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.  GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES

These Guidelines apply to securities of publicly traded companies and to those of privately held companies if publicly available disclosure permits such application. All matters for which such disclosure is not available shall be considered CASE-BY-CASE.

It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. No proposal shall be supported whose implementation would contravene such requirements.

1.   THE BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such independent outside director nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75 percent of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee in connection with poison pill considerations (e.g., failure to remove restrictive features or ensure expiration or submission to shareholders for vote) only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

If a nominee has not acted upon WITHHOLD votes representing a majority of the votes cast at the previous annual meeting, consider such nominee on a CASE-BY-CASE basis.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect", generally DO NOT WITHHOLD support from nominees who sit on the compensation committee or from the pay package recipient. If the Agent has raised other considerations regarding compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee and served during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist regarding such fees, e.g., that remuneration for the non-audit work is so lucrative as to taint the auditor's independence or is excessive in connection with the level and type of services provided.

It shall generally be the policy of the Funds that a board should be majority independent and therefore to consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (e.g., director emeritus or advisory director) in calculations with respect to majority board independence. When conditions contributing to a lack of majority independence remain substantially similar to those in the previous year, it shall generally be the policy of the Funds to WITHHOLD or vote FOR nominees in a manner consistent with votes cast by the Fund(s) in the previous year.

Generally vote FOR nominees who sit on up to (and including) seven public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be four, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE

Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified. Generally, except as otherwise provided for herein, vote FOR management proposals to adopt or amend board structures or policies, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent, pervasive corporate governance concerns have been identified, or the proposal may result in a material reduction in shareholders' rights.

Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.

Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors.

Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.

Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (e.g., responsibilities of the lead director).

Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein.

Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (e.g., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.

Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors unless the proposal seeks to relax existing standards, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS

Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:

     (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

     (2)  Only if the director's legal expenses would be covered.

2.   PROXY CONTESTS

These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.   AUDITORS

RATIFYING AUDITORS

Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE

Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:

Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.   PROXY CONTEST DEFENSES

BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Generally, vote AGAINST proposals to classify the board.

Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Generally, vote AGAINST proposals that provide that directors may be removed only for cause.

Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING

Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.

In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

TIME-PHASED VOTING

Generally, vote AGAINST proposals to implement, and FOR proposals to eliminate, time-phased or other forms of voting that do not promote a one share, one vote standard.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.

Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.   TENDER OFFER DEFENSES

POISON PILLS

Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, or to redeem its pill in lieu thereof, unless (1) shareholders have approved adoption of the plan, (2) a policy has already been implemented by the company that should reasonably prevent abusive use of the pill, or (3) the board had determined that it was in the best interest of shareholders to adopt a pill without delay, provided that such plan would be put to shareholder vote within twelve months of adoption or expire, and if not approved by a majority of the votes cast, would immediately terminate.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL

Generally, vote FOR proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS

Generally, vote AGAINST dual-class exchange offers.

Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments, unless the proposal also asks the issuer to mount a solicitation campaign or similar form of comprehensive commitment to obtain passage of the proposal.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS

Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

AMENDMENTS TO CORPORATE DOCUMENTS

Unless recommended by the Agent or Investment Professional as a condition to a major transaction such as a merger, generally, vote AGAINST proposals seeking to remove shareholder approval requirements by (1) moving article provisions to portions of the charter not requiring shareholder approval or (2) in corporate structures such as holding companies, removing provisions in an active subsidiary's charter that provide voting rights to parent company shareholders. This policy would also generally apply to proposals seeking approval of corporate agreements or amendments to such agreements that the Agent recommends AGAINST because a similar reduction in shareholder rights is requested.

Generally, vote AGAINST proposals for charter amendments that may support board entrenchment, particularly if the proposal is bundled or the board is classified.

Generally, vote FOR proposals seeking charter or bylaw amendments to remove anti-takeover provisions.

6.   MISCELLANEOUS

CONFIDENTIAL VOTING

Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:

     - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.

     -    If the dissidents agree, the policy remains in place.

     - If the dissidents do not agree, the confidential voting policy is waived.

Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS

Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

MAJORITY VOTING STANDARD

Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS

In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business, except in connection with a proxy contest in which a Fund is not voting in support of management.

QUORUM REQUIREMENTS

Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.   CAPITAL STRUCTURE

Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis. Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (e.g., dilution, peer group comparison, company performance and history) to determine appropriate thresholds and, for requests marginally above such allowable threshold, a qualitative review (e.g., rationale and prudent historical usage), will generally be utilized in evaluating such proposals.

     - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds or those in excess but meeting Agent's qualitative standards, but consider on a

          CASE-BY-CASE basis those requests failing the Agent's review for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

     - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds or those in excess but meeting Agent's qualitative standards, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

     - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures, but consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights, and consider CASE-BY-CASE if bundled with favorable proposal(s) or if approval of such proposal(s) is a condition of such favorable proposal(s).

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS

Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK

Generally, vote AGAINST proposals authorizing the issuance of preferred stock or creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock), but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to issue or create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that, or fails to disclose whether, the stock may be used as a takeover defense, but vote FOR if the Agent or an Investment Professional so recommends because the issuance is required to effect a merger or acquisition proposal.

Generally, vote FOR proposals to authorize or issue preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS

Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.   EXECUTIVE AND DIRECTOR COMPENSATION

Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap.

     - Generally, vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it.

     - Consider plans CASE-BY-CASE if Agent suggests cost assessment may not be possible due to the issuer's method of disclosing shares allocated to the plan(s).

     - Generally, vote FOR plans with costs within the cap if the considerations raised by the Agent pertain solely to equity compensation burn rate or pay for performance.

     - Generally, vote AGAINST plans administered by potential grant recipients.

     - Consider plans CASE-BY-CASE if the Agent raises other considerations not otherwise provided for herein.

RESTRICTED STOCK PLANS

Consider proposals for restricted stock plans, or the issuance of shares in connection with such plans, on a CASE-BY-CASE basis, considering factors such as level of disclosure and adequacy of vesting or performance requirements. Plans that do not meet the Agent's criteria in this regard may be supported, but vote AGAINST if disclosure is provided regarding neither vesting nor performance requirements.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms. Generally, vote FOR proposals that meet the Agent's criteria for acceptable repricing/replacement transactions, except that burn rate considerations raised by the Agent shall not be grounds for withholding support.

Vote AGAINST compensation plans that (1) permit or may permit (e.g., history of repricing and no express prohibition against future repricing) repricing of stock options, or any form or alternative to repricing, without shareholder approval, (2) include provisions that permit repricing/replacement transactions that do not meet the Agent's criteria (except regarding burn rate as noted above), or (3) give the board sole discretion to approve option repricing/replacement programs.

DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach described above as well as a review of qualitative features of the plan in cases in which costs exceed the Agent's threshold. DO NOT VOTE AGAINST plans for which burn rate is the sole consideration raised by the Agent.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:

     AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE
     FEATURES

     Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

     AMENDMENTS TO ADD PERFORMANCE-BASED GOALS

     Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

     AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

     Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
     Section 162(m) should be evaluated on a CASE-BY-CASE basis.

     APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

     Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote AGAINST shareholder proposals that seek disclosure beyond regulatory requirements of the remuneration of individuals other than senior executives and directors. However, vote AGAINST shareholder proposals that seek such disclosure if providing it would be out of step with market practice and potentially disruptive to the business.

Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies, including "claw back" recoupments.

GOLDEN AND TIN PARACHUTES

Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements.

Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange.

Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

401(K) EMPLOYEE BENEFIT PLANS

Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS

Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS

Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.   STATE OF INCORPORATION

VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.  MERGERS AND CORPORATE RESTRUCTURINGS

Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding business combinations, particularly those between otherwise unaffiliated parties, or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including demergers, minority squeezeouts, leveraged buyouts, spinoffs, liquidations, dispositions, divestitures and asset sales, should be considered on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach to evaluating such proposals.

ADJOURNMENT

Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS

Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME

Generally, vote FOR changing the corporate name.

11.  MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES

Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE

Generally, vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law, duplicate policies already substantially in place and/or addressed by the issuer, or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.  GLOBAL PROXIES

The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate. For purposes of these global Guidelines, "AGAINST" shall mean withholding of support for a proposal, resulting in submission of a vote of AGAINST or ABSTAIN, as appropriate for the given market and level of concern raised by the Agent regarding the issue or lack of disclosure or time provided.

In connection with practices described herein that are associated with a firm AGAINST vote, it shall generally be the policy of the Funds to consider them on a CASE-BY-CASE basis if the Agent recommends their support (1) as the issuer or market transitions to better practices (e.g., having committed to new regulations or governance codes) or (2) as the more favorable choice in cases in which shareholders must choose between alternate proposals.

ROUTINE MANAGEMENT PROPOSALS

Generally, vote FOR the following and other similar routine management proposals:

     -    the opening of the shareholder meeting

     -    that the meeting has been convened under local regulatory requirements

     -    the presence of quorum

     -    the agenda for the shareholder meeting

     -    the election of the chair of the meeting

     -    the appointment of shareholders to co-sign the minutes of the meeting

     -    regulatory filings (e.g., to effect approved share issuances)

     - the designation of inspector or shareholder representative(s) of minutes of meeting

     - the designation of two shareholders to approve and sign minutes of meeting

     -    the allowance of questions

     -    the publication of minutes

     -    the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS

Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS

Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. These policies generally apply to director nominees in uncontested elections; votes in contested elections, and votes on director nominees not subject to policies described herein, should be made on a CASE-BY-CASE basis.

For issuers domiciled in Canada, Finland, France, Ireland, the Netherlands, Sweden or tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee, or, if the slate of nominees is bundled, vote AGAINST the slate.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

Generally follow Agent's recommendations to vote AGAINST individuals nominated as outside/non-executive directors who do not meet the Agent's standard for independence, unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

For issuers in Canada and tax haven markets, generally withhold support (AGAINST or ABSTAIN, as appropriate) from bundled slates of nominees if the board is non-majority independent. For issuers in other global markets, generally follow Agent's standards for withholding support from non-independent directors excluding the CEO if the board is non-majority independent.

Generally, withhold support (AGAINST or ABSTAIN, as appropriate) from nominees or slates of nominees presented in a manner not aligned with market practice and/or legislation, including:

     -    bundled slates of nominees in (Hong Kong or France);

     -    simultaneous reappointment of retiring directors (South Africa);

     - in markets with term lengths capped by legislation, nominees whose terms exceed the caps or are not disclosed (except that bundled slates with such lack of disclosure shall be considered on a CASE-BY-CASE basis); or

     - nominees whose names are not disclosed in advance of the meeting (Hong Kong or South Africa).

Consider nominees for which the Agent has raised concerns regarding scandals or internal controls on a CASE-BY-CASE basis.

For markets such as the tax havens, Canada, Australia, South Africa and Malaysia (and for outside directors in South Korea) in which nominees' attendance records are adequately disclosed, the Funds' U.S. Guidelines with respect to director attendance shall apply.

For companies incorporated in tax haven markets but which trade exclusively in the U.S., the Funds' U.S. Guidelines with respect to director elections shall apply.

BOARD STRUCTURE

Generally, vote FOR proposals to fix board size, but also support proposals seeking a board range if the range is reasonable in the context of market practice and anti-takeover considerations.

INDEPENDENT STATUTORY AUDITORS

With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, e.g., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

Generally, vote AGAINST incumbent nominees at companies implicated in scandals or exhibiting poor internal controls.

NOMINATING COMMITTEE

Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION

Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES

With respect to Japanese companies, generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served. If Agent raises scandal or internal control considerations, generally vote AGAINST bonus proposals only for nominees whom a Fund is also voting AGAINST for that reason.

STOCK OPTION PLANS FOR INDEPENDENT INTERNAL STATUTORY AUDITORS

With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

EQUITY COMPENSATION PLANS

Unless otherwise provided for herein, votes with respect to compensation plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach to evaluating such plans, which in the United Kingdom involves use of a compensation valuation model to evaluate the cost of stock-based compensation plans, and in other markets, the calculation of dilution under a company's share plans and analysis of plan features.

SHARES RESERVED FOR EQUITY COMPENSATION PLANS

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent's methodology, including classification of a company's stage of development as growth or mature and the corresponding determination as to reasonability of the share requests.

Generally, vote AGAINST equity compensation plans (e.g., option, warrant, restricted stock or employee share purchase plans), the issuance of shares in connection with such plans, or related management proposals that:

     -    exceed Agent's recommended dilution limits;

     - provide deep or near-term discounts to executives or directors, unless discounts to executives are adequately mitigated by long-term vesting requirements (e.g., Japan);

     -    are administered by potential grant recipients;

     - permit financial assistance in the form of interest-free, non-recourse loans in connection with executive's participation;

     - for restricted stock plans, provide no disclosure regarding vesting or performance criteria (provided that plans with disclosure in one or both areas, without regard to Agent's criteria for such disclosure, shall be supported provided they otherwise satisfy these Guidelines);

     - allow plan administrators to make material amendments without shareholder approval unless adequate prior disclosure has been provided, with such voting decisions generally based on the Agent's approach to evaluating such plans;

     - provide for terms or participation that is markedly out of line with market practice;

     - provide for retesting in connection with achievement of performance hurdles unless the Agent's analysis indicates that (1) performance targets are adequately increased in proportion to the additional time available, (2) the amount of compensation subject to retesting is de minimis as a percentage of overall compensation or relative to market practice, or (3) the issuer has committed to cease retesting within a reasonable period of time.

Generally, vote FOR such plans or the related issuance of shares that (1) do not suffer from the defects noted above or (2) otherwise meet the Agent's tests if the considerations raised by the Agent pertain solely to performance hurdles or the company's rationale in support of the plan or its participants.

Consider proposals in connection with such plans or the related issuance of shares in other instances on a CASE-BY-CASE basis.

REMUNERATION REPORTS

Generally, withhold support (AGAINST or ABSTAIN as appropriate for specific market and level of concerns identified by the Agent) from remuneration reports that include compensation plans permitting (1) practices or features not supported under these Guidelines (2) financial assistance or retesting under the conditions described above, or (3) provisions for retirement benefits to outside directors, except that reports will generally be voted FOR if contractual components are reasonably aligned with market practices on a going-forward basis (e.g., existing obligations related to retirement benefits or terms contrary to evolving standards would not preclude support for the report).

Except as described above, consider provisions Agent raises with concern regarding severance/termination payments, contract or notice periods, "leaver" status and vesting or performance criteria on a CASE-BY-CASE basis.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

The Funds' U.S. Guidelines with respect to such shareholder proposals shall apply.

GENERAL SHARE ISSUANCES

Unless otherwise provided for herein, voting decisions shall generally be based on the Agent's practice to vote FOR general issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital and those without preemptive rights to a maximum of 20 percent of currently issued capital.

Consider specific issuance requests on a CASE-BY-CASE basis based on the proposed use and the company's rationale.

Generally, vote AGAINST proposals to issue shares (with or without preemptive rights), or to grant rights to acquire shares, in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval.

INCREASES IN AUTHORIZED CAPITAL

Unless otherwise provided for herein, voting decisions should generally be based on the Agent's approach, as follows:

Generally, vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital, unless:

     - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet these Guidelines for the purpose being proposed; or

     - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

PREFERRED STOCK

Unless otherwise provided for herein, voting decisions should generally be based on the Agent's approach, including:

     - Vote FOR the creation of a new class of preferred stock or issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

     - Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets the Agent's guidelines on equity issuance requests.

     - Vote AGAINST the creation of (1) a new class of preference shares that would carry superior voting rights to the common shares or (2) blank check preferred stock unless the board states that the authorization will not be used to thwart a takeover bid.

POISON PILLS/PROTECTIVE PREFERENCE SHARES

Generally, vote AGAINST management proposals in connection with poison pills or anti-takeover issuances that do not meet the Agent's standards, but generally DO NOT VOTE AGAINST director nominees or remuneration in connection with poison pill considerations raised by the Agent.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS

Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS

Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS

Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS

Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, except with respect to securities held by dividend-oriented Funds, which should generally follow Agent's recommendations AGAINST payouts deemed too low according to Agent's methodology.

STOCK (SCRIP) DIVIDEND ALTERNATIVES

Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS

When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS

Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

APPROVAL OF DONATIONS

Generally, vote AGAINST such proposals unless adequate, prior disclosure of amounts is provided.

CAPITALIZATION OF RESERVES

Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS

Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:

     -    it is editorial in nature;

     -    shareholder rights are protected;

     -    there is negligible or positive impact on shareholder value;

     - management provides adequate reasons for the amendments or the Agent otherwise supports management's position; or

     -    the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:

     - Generally vote FOR management proposals to amend a company's articles to expand its business lines.

     - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business or raises anti-takeover concerns.

     - If anti-takeover concerns exist, generally vote AGAINST management proposals, including bundled proposals, to amend a company's articles to authorize the Board to vary the annual meeting record date.

     - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

OTHER BUSINESS

In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                                ING EQUITY TRUST

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

(a) (1) Amended and Restated Declaration of Trust for ING Equity Trust dated February 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A filed on September 30, 2003 and incorporated herein by reference.

     (2) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, dated April 21, 2003 (ING Principal Protection Fund VIII) - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

     (3) Certificate of Amendment of Declaration of Trust and Redesignation of Series, dated June 2, 2003 (Name change for ING Research Enhanced Index Fund) - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement filed on Form N-1A on January 9, 2004 and incorporated herein by reference.

     (4) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, dated November 1, 2003 (ING Principal Protection Fund IX) - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement filed on Form N-1A on January 9, 2004 and incorporated herein by reference.

     (5) Certificate of Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, dated January 20, 2004 (ING Principal Protection Fund X) - Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement filed on Form N-1A on April 5, 2004 and incorporated herein by reference.

     (6) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, effective November 11, 2003 (ING LargeCap Value Fund) - Filed as an Exhibit to Post-Effective

          Amendment No. 49 to the Registrant's Registration Statement on Form N-1A filed on January 27, 2004 and incorporated herein by reference.

     (7) Amended Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, effective November 11, 2003 (ING Principal Protection Fund VIII and ING Disciplined LargeCap Fund) - Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A filed on April 5, 2004 and incorporated herein by reference.

     (8) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, effective February 25, 2004 (ING Principal Protection Fund XI) - Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A filed on May 7, 2004 and incorporated herein by reference.

     (9) Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 15, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A filed on June 14, 2004 and incorporated herein by reference.

     (10) Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective August 25, 2003 (ING Principal Protection Fund VII - abolition of Class Q shares) - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

     (11) Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective September 2, 2003 (ING Principal Protection Fund V - abolition of Class Q shares) - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

     (12) Abolition of Series of Shares of Beneficial Interest dated October 16, 2003 (abolishment of ING Large Company Value Fund) - Filed as an Exhibit to

          Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

     (13) Abolition of Series of Shares of Beneficial Interest dated April 17, 2004 (abolishment of ING Growth Opportunities Fund) - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

     (14) Certificate of Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share dated September 2, 2004 (ING Principal Protection Fund XII) - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

     (15) Plan of Liquidation and Dissolution of Series (ING Tax Efficient Equity Fund) dated September 3, 2004 - Filed as an exhibit to Post Effective Amendment No. 61 to the Registrant's Registration Statement on Form N-1A filed on November 12, 2004 and incorporated herein by reference.

     (16) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, effective January 31, 2005 (ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

     (17) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, effective January 17, 2005 (ING Principal Protection Fund XIII) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

     (18) Establishment and Designation of Additional Series and Classes of Shares of Beneficial Interest, Par Value $0.01 per share, effective February 1, 2005 (ING Principal Protection Fund XIV) - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

     (19) Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective April 29, 2005 (Class I shares of ING MidCap Value Choice and ING SmallCap Value Choice Funds) - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A filed on April 28, 2005 and incorporated herein by reference.

     (20) Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective December 12, 2005 (ING Fundamental Research Fund and ING Opportunistic LargeCap
          Fund) - Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

     (21) Abolition of Series of Shares of Beneficial Interest (ING Equity and Bond Fund), dated March 30, 2006 - Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

     (22) Amended Establishment and Designation of Series and Classes of Shares of Beneficial Interest, Par Value $0.01 Per Share, effective June 6, 2006 (abolition of Class Q shares of ING Principal Protection Fund II, III and IV) - Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

     (23) Re-designation of Series, effective October 12, 2006 (re-designation of ING Principal Protection Fund" as "ING Index Plus LargeCap Equity Fund")-- Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A filed on October 10, 2006 and incorporated herein by reference.

(b) (1) Bylaws - Filed as an Exhibit to the Registrant's initial Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.

     (2) Form of Amendment to bylaws - Filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A filed on March 1, 2001 and incorporated herein by reference.

(c)  Not applicable.

(d) (1) Second Amended and Restated Investment Management Agreement, as amended and restated February 1, 2005, between ING Investments, LLC and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

          (i) Amended Schedule A, effective December 28, 2005, with respect to the Second Amended and Restated Investment Management Agreement - Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

     (2) Investment Management Agreement, dated May 9, 2001, with Pilgrim Equity Trust and ING Pilgrim Investments (ING Principal Protection Funds) - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (i) First Amendment dated September 2, 2004, to Investment Management Agreement between ING Equity Trust and ING Investments, LLC - Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

          (ii) Amended and Restated Schedule A, dated October 12, 2006 with respect to the Investment Management Agreement between ING Equity Trust and ING Investments, LLC (ING Index Plus LargeCap Equity Fund and ING Principal Protection Fund II - ING Principal Protection Fund XII) - Filed as an exhibit to Post-

               Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A filed on October 10, 2006 and incorporated herein by reference.

     (3) Investment Management Agreement, dated September 23, 2002, between ING Investments, LLC and ING Equity Trust (LargeCap Growth, Convertible and Equity and Bond Funds) - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (i) First Amendment, effective as of September 2, 2004, to the Investment Management Agreement - Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

          (ii) Schedule A, dated August 2004, with respect to the Investment Management Agreement between ING Investments, LLC and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

     (4) Investment Management Agreement, dated September 23, 2002, between ING Investments, LLC and ING Equity Trust (Financial Services Fund) - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (i) First Amendment, effective September 2, 2004, to the Investment Management Agreement between ING Investments, LLC and ING Equity Trust (ING Financial Services Fund) - Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

          (ii) Schedule A with respect to the Investment Management Agreement between ING Investments, LLC and ING Equity Trust (ING Financial Services Fund) - Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant's Registration

               Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

     (5) Sub-Advisory Agreement, dated May 9, 2001, between ING Pilgrim Investments, LLC and Aeltus Investment Management, Inc. (ING Principal Protection Funds) - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (i) First Amendment to the Sub-Advisory Agreement, effective July 1, 2003, between ING Investments, LLC and Aeltus Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (ii) Second Amendment, effective September 1, 2003, to the Sub-Advisory Agreement, between ING Investments, LLC and Aeltus Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (iii) Amended and Restated Schedule A with respect to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. (successor to Aeltus Investment Management, Inc.) (ING Index Plus LargeCap Equity Fund and Principal Protection Fund II through ING Principal Protection Fund XII) - Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A filed on October 10, 2006 and incorporated herein by reference.

     (6) Sub-Advisory Agreement, dated January 30, 2002, between ING Pilgrim Investments, LLC and Brandes Investment Partners, L.P. (ING LargeCap Value, ING MidCap Value and ING SmallCap Value Funds) - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

          (i) First Amendment to Sub-Advisory Agreement, effective July 1, 2003, between ING Investments, LLC and Brandes Investment Partners, L.P. - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (ii) Second Amendment to Sub-Advisory Agreement, effective September 1, 2003, between ING Investments, LLC and Brandes Investment Partners, L.P. - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (iii) Amended Schedule A with respect to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Brandes Investment Partners, L.P. - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

          (iv) Amended Schedule B with respect to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Brandes Investment Partners, L.P. - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

     (7) Sub-Advisory Agreement, dated September 23, 2002, between ING Investments, LLC and Aeltus Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (i) First Amendment to Sub-Advisory Agreement between ING Investment, LLC and Aeltus Investment Management, Inc., effective July 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (ii) Second Amendment to Sub-Advisory Agreement between ING Investment, LLC and Aeltus Investment Management, Inc., effective September 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (iii) Amended Schedule A, effective December 28, 2005, with respect to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. (formerly, Aeltus Investment Management, Inc.). - Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

     (8) Sub-Advisory Agreement, dated September 23, 2002, between ING Investments, LLC and Clarion CRA Securities, L.P. (ING Real Estate
          Fund) - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (i) First Amendment to Sub-Advisory Agreement between ING Investments, LLC and Clarion CRA Securities, LP, effective July 1, 2003 - Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

          (ii) Second Amendment to Sub-Advisory Agreement between ING Investments, LLC and Clarion CRA Securities, LP, effective September 1, 2003 - Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

          (iii) Schedule A with respect to the Sub-Advisory Agreement between ING Investments, LLC and ING Clarion Real Estate Securities L.P. (formerly, Clarion CRA Securities, L.P.) - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

     (9) Sub-Advisory Agreement, dated June 2, 2003, between ING Investments, LLC and Wellington Management Company, LLP - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (i) First Amendment to Sub-Advisory Agreement, effective as of September 1, 2003, between ING Investments, LLC and Wellington Management Company, LLP - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration

               Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (ii) Schedule A with respect to the Sub-Advisory Agreement between ING Pilgrim Investments, LLC and Wellington Management Company, LLP - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

     (10) Sub-Advisory Agreement between ING Investments, LLC and Tradewinds NWQ Global Investors, LLC, dated April 3, 2006 - Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

     (11) Sub-Advisory Agreement between ING Investments, LLC and NWQ Investments Management Company, LLC, dated July 28, 2005 - Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

          (i) Schedule A, effective April 13, 2006, with respect to the Sub-Advisory Agreement between ING Investments, LLC and NWQ Investments Management Company, LLC - Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

     (12) Amended and Restated Expense Limitation Agreement, amended and restated on February 1, 2005, between ING Investments, LLC, ING Equity Trust and Clarion CRA Securities, L.P. (ING Real Estate Fund) - Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

     (13) Amended and Restated Expense Limitation Agreement dated February 1, 2005, between ING Equity Trust, and ING Investments, LLC. (ING Principal Protection Funds) - Filed as an Exhibit to Post-Effective

          Amendment No. 70 to the Registrant's Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

          (i) Schedule A with respect to the Amended and Restated Expense Limitation Agreement dated February 1, 2005, between ING Investments, LLC and ING Equity Trust (ING Principal Protection Funds III -XIV) - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A filed on September 29, 2005 and incorporated herein by reference.

          (ii) Voluntary Fee Waiver dated May 1, 2004, with respect to ING Principal Protection Fund VII - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A filed on September 29, 2005 and incorporated herein by reference.

          (iii) Termination letter dated September 21, 2006, with respect to ING Principal Protection Fund-- Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A filed on October 10, 2006 and incorporated herein by reference.

     (14) Amended and Restated, on February 1, 2005, Expense Limitation Agreement between ING Equity Trust, and ING Investments, LLC - Filed as an Exhibit to Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A filed on July 28, 2005 and incorporated herein by reference.

          (i) Amended Schedule A, effective December 28, 2005, to the Amended and Restated Expense Limitation Agreement - Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

          (ii) Fee Waiver Letter, dated January 1, 2006, for ING Convertible Fund and ING MidCap Opportunities Fund - Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

     (15) Fee Waiver Letter, dated January 1, 2006, for ING Disciplined LargeCap Fund and ING SmallCap Opportunities Fund - Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(e) (1) Underwriting Agreement dated September 23, 2002 between ING Funds Distributor, Inc. and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (i) Schedule A with respect to the Underwriting Agreement between ING Funds Distributor, LLC and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

     (2) Substitution Agreement with respect to the Underwriting Agreement between ING Funds Distributor, LLC and ING Equity Trust dated October 8, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

     (3) Underwriting Agreement dated September 23, 2002 between ING Funds Distributor, Inc. and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (i) Amended Schedule A, effective December 28, 2005, with respect to the Underwriting Agreement between ING Equity Trust and ING Funds Distributor, LLC - Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

     (4) Substitution Agreement with respect to the Underwriting Agreement between ING Funds Distributor, LLC and ING Equity Trust dated October 8, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

(f)  Not applicable.

(g) (1) Custodian Service and Monitoring Agreement, dated April 30, 2003, between ING Equity Trust, MBIA Insurance Corporation and Bank of New York (ING Principal Protection Fund) - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (i) Amended Schedule A, executed October 27, 2004, to the Custodian Service and Monitoring Agreement between ING Equity Trust, MBIA and Bank of New York Company (ING Principal Protection Fund through ING Principal Protection Funds XIV) - Filed as an Exhibit to Post Effective Amendment No. 62 to the Registrant's Registration Statement on Form N-1A filed on December 1, 2004 and incorporated herein by reference.

          (ii) Amendment, executed as of September 30, 2003, to the Custodian Service and Monitoring Agreement between ING Equity Trust, MBIA and State Street Bank and Trust Company - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

     (2) Custody Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A filed on January 27, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A, dated June 19, 2006, with respect to the Custody Agreement between ING Equity Trust and The Bank of New York - Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

     (3) Foreign Custody Manager Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A, dated June 19, 2006, with respect to the Foreign Custody Manager Agreement between ING Equity Trust and The Bank of New York - Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on

               Form N-1A filed on September 22, 2006 and incorporated herein by reference.

     (4) Securities Lending Agreement and Guaranty dated August 7, 2003 between each Investment Company listed in Exhibit A and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A filed on September 30, 2003 and incorporated herein by reference.

          (i) Amended Exhibit A, dated October 12, 2006, with respect to the Securities Lending Agreement and Guaranty - Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A filed on October 10, 2006 and incorporated herein by reference.

     (5) The Bank of New York Cash Reserve Agreement dated March 31, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A, dated June 19, 2006, with respect to The Bank of New York Cash Reserve Agreement - Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(h) (1) Agency Agreement dated November 30, 2000 between ING Pilgrim Investments, LLC and DST Systems, inc. (Principal Protection Fund) - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (i) Amended and Restated Exhibit A, dated June 19, 2006, with respect to the Agency Agreement between The Funds and DST Systems, Inc. - Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

     (2) Restated Administrative Services Agreement between ING Equity Trust and ING Fund Services, LLC (ING Principal Protection Fund I through
          XIV), effective February 25, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

          (i) Amended Schedule A, dated September 3, 2004, with respect to the Restated Administrative Services Agreement between ING

               Equity Trust and ING Fund Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

     (3) Fund Accounting Agreement dated January 6, 2003 between ING Equity Trust and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (i) Amended Exhibit A, dated June 19, 2006, with respect to the Fund Accounting Agreement between ING Equity Trust and The Bank of New York -Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

     (4) Financial Guaranty Agreement dated July 3, 2001 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (i) First Amendment to the Financial Guaranty Agreement dated January 14, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (ii) Second Amendment to the Financial Guaranty Agreement dated March 28, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (iii) Third Amendment to the Financial Guaranty Agreement dated August 20, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - Filed as an Exhibit to Post-Effective

               Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (iv) Fourth Amendment to the Financial Guaranty Agreement dated October 30, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (v) Fifth Amendment to the Financial Guaranty Agreement dated November 12, 2002 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and Pilgrim Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (vi) Sixth Amendment to the Financial Guaranty Agreement dated February 10, 2003 between MBIA Insurance Corporation, ING Pilgrim Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (vii) Seventh Amendment to the Financial Guaranty Agreement dated March 24, 2003 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (viii) Eighth Amendment to the Financial Guaranty Agreement dated September 26, 2003 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (ix) Ninth Amendment to the Financial Guaranty Agreement dated January 31, 2004 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A filed on May 7, 2004 and incorporated herein by reference.

          (x) Tenth Amendment to the Financial Guaranty Agreement dated June 10, 2004 between MBIA Insurance Corporation, ING Investments, LLC, Aeltus Investment Management, Inc. and ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A filed on September 27, 2004 and incorporated herein by reference.

          (xi) ING Principal Protection Fund X Waiver of Financial Guaranty Agreement Terms dated January 11, 2005 between MBIA Insurance Corporation, ING Investment Management Co., and ING Investments, LLC - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A filed on September 29, 2005 and incorporated herein by reference.

          (xii) Eleventh Amendment, dated January 31, 2005, to the Financial Guaranty Agreement between MBIA Insurance Corporation, ING Investments, LLC, ING Equity Trust and ING Investment Management, Co - Filed as an Exhibit to Post-Effective Amendment No. 68 to the Registrant's Registration Statement on Form N-1A filed on September 29, 2005 and incorporated herein by reference.

     (5) Administration Agreement dated September 23, 2002 between ING Equity Trust and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (i) Amendment, effective November 10, 2004, to the Administration Agreement between ING Funds Services, LLC and ING Equity Trust - Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

          (ii) Amended Schedule A, dated December 28, 2005, with respect to the Administration Agreement between ING Equity Trust and ING

               Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

     (6) Shareholder Service Agreement made on September 23, 2002 between ING Equity Trust and ING Funds Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (i) Amended Fee Schedule, adjusted August 1, 2006,with respect to the Shareholder Service Agreement between ING Equity Trust and ING Funds Services, LLC - Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

     (7) Shareholder Services Agreement made on September 1, 2004 between ING Equity Trust and ING Direct Securities, Inc. (Class O Shares) - Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

(i) (1) Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING Financial Services Class C shares - Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant's Registration Statement on Form N-1A filed on May 28, 2004 and incorporated herein by reference.

     (2) Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING Financial Services and ING Real Estate Funds' Class O shares - Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A filed on June 14, 2004 and incorporated herein by reference.

     (3) Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING Principal Protection Fund XI - Filed as an Exhibit to Post-Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A filed on July 20, 2004 and incorporated herein by reference.

     (4) Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING Principal Protection Fund XII - Filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A filed on October 28, 2004 and incorporated herein by reference.

     (5) Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund - Filed as an Exhibit to Post-Effective Amendment No. 63 to the Registrant's Registration Statement on Form N-1A filed on January 25, 2005 and incorporated herein by reference.

     (6) Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to Class I shares of ING MidCap Value Choice Fund and ING SmallCap Value Choice Fund - Filed as an Exhibit to Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A on April 28, 2005 and incorporated herein by reference.

     (7) Opinion and Consent of Dechert LLP regarding the legality of the securities being registered with regard to ING Fundamental Research Fund and ING Opportunistic LargeCap Fund - Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

(j)  (1) Consent of Dechert LLP - Filed herein.

     (2)  Consent of KPMG LLP, an independent registered public accounting firm
          - Filed herein.

(k) (1) Financial Statements of MBIA Insurance Corporation - MBIA Insurance Corporation's audited financial statements - for the fiscal year ended December 31, 2003, Filed as an Exhibit to the Annual Report filed on Form 10-K by MBIA Inc. (its parent company) with the SEC on March 12, 2004, to be incorporated by subsequent Post-Effective Amendment.

(l)  Not applicable.

(m) (1) Fourth Amended and Restated Distribution and Service Plan (Classes A, B, C, Q and T Shares) dated August 20, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A filed on January 9, 2004 and incorporated herein by reference.

          (i) Amended Schedule A with respect to Fourth Amended and Restated Service and Distribution Plan for ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

          (ii) Amended Schedule B with respect to the Fourth Amended and Restated Distribution and Service Plan for ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

          (iii) Fee Waiver Letter, dated January 1, 2006, for ING Disciplined LargeCap Fund, ING MidCap Opportunities Fund, and ING SmallCap Opportunities Fund - Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

     (2) Service and Distribution Plan dated August 20, 2002 with regard to Class A shares of ING Convertible, ING Equity and Income and ING LargeCap Growth Funds - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

          (i) Fee Waiver Letter, dated January 1, 2006, for ING Convertible Fund and ING Equity and Income Fund - Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

     (3) Service and Distribution Plan dated August 20, 2002 with regard to Class B shares of ING Financial Services Fund - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

     (4) Service and Distribution Plan dated August 20, 2002 with regard to Class B shares of ING Convertible, ING Equity and Income, and ING LargeCap Growth Funds- Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

     (5) Service and Distribution Plan dated August 20, 2002 with regard to Class C shares of ING Convertible, ING Equity and Income and ING LargeCap Growth Funds - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

     (6) Service and Distribution Plan dated August 20, 2002 with regard to Class C shares of ING Financial Services Fund - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

     (7) Shareholder Service Plan dated August 20, 2002 with regard to Class Q shares of ING Convertible, ING Equity and Income and ING LargeCap Growth Funds - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

     (8) Shareholder Service Plan dated August 20, 2002 with regard to Class Q shares of ING Financial Services Fund - Filed as an Exhibit to Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A on January 9, 2004 and incorporated herein by reference.

     (9) Shareholder Service Plan dated June 3, 2004 with regard to ING Financial Services and ING Real Estate Funds Class O shares - Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A on June 14, 2004 and incorporated herein by reference.

     (10) Service and Distribution Plan dated August 20, 2002 with regard to ING Financial Services Fund Class A shares - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant's Registration Statement filed on Form N-1A on September 27, 2004 and incorporated herein by reference.

          (i) Waiver of Fee Payable, dated October 1, 2005, under Distribution Plan for Class A Shares of ING Financial Services Fund- Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Registration Statement on Form N-1A filed on September 22, 2006 and incorporated herein by reference.

(n) (1) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 dated June 3, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registration Statement on Form N1-A filed on June 14, 2004 and incorporated herein by reference.

          (i) Amended Schedule A with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

          (ii) Amended Schedule B with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Equity Trust - Filed as an Exhibit to Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A filed on December 23, 2005 and incorporated herein by reference.

(o)  (1) Not applicable.

(p) (1) Aeltus Code of Ethics - Filed as an Exhibit to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A on April 18, 2001 and incorporated herein by reference.

     (2) Brandes Investment Partners, L.P. Code of Ethics - Filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A on November 13, 2001 and incorporated herein by reference.

          (i) Amendment to Brandes Investment Partners, L.P. Code of Ethics - Filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A filed on November 13, 2001 and incorporated herein by reference.

     (3) Clarion CRA Securities, L.P. Code of Ethics - Filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A filed on September 23, 2002 and incorporated herein by reference.

     (4) ING Funds and Advisers ("ING Investments, LLC") Code of Ethics, effective June 1, 2004, as amended on October 1, 2004, February 1, 2005 and January 3, 2006 - Filed as an Exhibit to Post-Effective Amendment No. 72 to the Registrant's Registration Statement on Form N-1A filed on July 21, 2006 and incorporated herein by reference.

     (5) Wellington Management Company, LLP Code of Ethics - Filed as an Exhibit to Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A filed on April 5, 2004 and incorporated herein by reference.

     (6) NWQ Investment Management Company, LLC Code of Ethics - Filed as an Exhibit to Post-Effective Amendment No. 64 to the Registrant's Registration Statement on Form N-1A filed on February 25, 2005 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          There are no persons controlled by or under common control with the Fund.

ITEM 25. INDEMNIFICATION

          Section 4.3 of Registrant's Declaration of Trust provides the following:

(a)  Subject to the exceptions and limitations contained in paragraph (b) below:

     (i) every person who is, or has been, a Trustee or Officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or Officer and against amounts paid or incurred by him in the settlement thereof; and

     (ii) the word "claim", "action", "suit" or "proceeding" shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)  No indemnification shall be provided hereunder to a Trustee or Officer:

     (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

     (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of his Trust; or

     (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a

     Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

          (A) by the court or other body approving the settlement or other disposition; or

          (B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4.3, provided that either:

     (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

     (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

     As used in this Section 4.3, a "Disinterested Trustee" is one who is not
(i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

     Section 8 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISER

     Information as to the directors and officers of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940, as amended, and is incorporated herein by reference thereto.

     Information as to the directors and officers of the sub-advisers, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the sub-advisers in the last two years, are included in their application for registration as investment advisers on Forms ADV for ING Clarion Real Estate Securities L.P. (File No. 801-49083), ING Investment Management Co. (File No. 801-9046); Wellington Management Company, LLP (File No. 801-15908); Brandes Investment Partners, L.P. (File No. 801-24896); and NWQ Investment Management Company, LLC (File No. 811-08817).

ITEM 27. PRINCIPAL UNDERWRITER

     (a) ING Funds Distributor, LLC is the principal underwriter for ING Equity Trust, ING Mutual Funds; ING Funds Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Mayflower Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING

Variable Products Trust; ING VP Natural Resources Trust; ING Variable Insurance Trust; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.

     (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934, as amended, and is incorporated herein by reference thereto.

     (c) Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act") and the rules promulgated thereunder are maintained at the offices of (a) the Registrant, (b) ING Investments, LLC, (c) ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.), (d) the Transfer Agent, (e)-(i) the Sub-Advisers,
(j) the Administrator and (k)-(l) the Custodians. The address of each is as follows:

     (a)  ING Equity Trust
          7337 East Doubletree Ranch Rd.
          Scottsdale, Arizona 85258

     (b)  ING Investments, LLC
          7337 East Doubletree Ranch Rd.
          Scottsdale, Arizona 85258

     (c)  ING Funds Distributor, LLC
          7337 East Doubletree Ranch Rd.
          Scottsdale, Arizona 85258

     (d)  DST Systems, Inc.
          P.O. Box 219368
          Kansas City, Missouri 64141

     (e)  ING Clarion Real Estate Securities L.P.
          259 N. Radnor-Chester Road, Suite 205
          Radnor, PA 19087

     (f)  ING Investment Management Co.
          230 Park Avenue
          New York, NY 10169

     (g)  Wellington Management Company, LLP
          75 State Street
          Boston, Massachusetts 02109

     (h)  Brandes Investment Partners, L.P.
          11988 El Camino Real, Suite 200
          San Diego, California 92130-2083

     (i) NWQ Investment Management Company, LLC 2049 Century Park East, 16th Floor Los Angeles, California 90067

     (j)  Tradewinds' NWQ Global Investors, LLC
          2049 Century Park East, 18th Floor
          Los Angeles, California 90067

     (k)  ING Funds Services, LLC
          7337 East Doubletree Ranch Rd.
          Scottsdale, Arizona 85258

     (l)  The Bank of New York
          One Wall Street
          New York, NY 10286

ITEM 29. MANAGEMENT SERVICES

     Not applicable.

ITEM 30. UNDERTAKINGS

     (a) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Trust's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the 1940 Act relating to shareholder communications.

     (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual and semi-annual reports to shareholders, upon request and without charge.

     (c) During the Guarantee Period, the Registrant hereby undertakes to mail notices to current shareholders promptly after the happening of significant events related to the financial guaranty issued by MBIA Insurance Corporation ("MBIA") under the Financial Guaranty Agreement.

     These significant events include: (i) the termination of the Financial Guaranty Agreement; (ii) a default under the Financial Guaranty Agreement that has a material adverse effect on a shareholder's right to receive his or her Guaranteed Amount on the Guarantee Maturity Date; (iii) the insolvency of MBIA; or (iv) a reduction in the credit rating of MBIA's long-term debt as issued by Standard & Poor's or Moody's Investors Service, Inc. to BBB+ or lower or Baal or lower, respectively.

     (d) If at any time during the Guarantee Period during which the Registrant is required to file amendments to its registration statement under the Investment Company Act of 1940, as amended (the "1940 Act"), MBIA, Inc. (MBIA's parent company) ceases to file periodic reports pursuant to the Securities Exchange Act of 1934, as amended (the "Exchange Act"), that includes MBIA's financial statements (the "MBIA Financial Statements"), the Registrant hereby undertakes to update its registration statement on an annual basis under the 1940 Act to include MBIA's audited financial statements, covering the periods that would otherwise have been required of MBIA by Form 10-K under the Exchange Act, to the extent these are available. Further, the Registrant undertakes under such circumstances to include as an exhibit to its' registration statement, the consent of the independent auditors of the MBIA regarding such reports.

     (e) During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant's annual and semiannual reports to shareholders, information as to where they may request the most recent annual and/or quarterly report of the MBIA that includes the MBIA Financial Statements filed under the Exchange Act free of charge.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485 (b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 31th day of January, 2007.

                                        ING EQUITY TRUST


                                        By: /s/ Huey P. Falgout, Jr.
                                            ------------------------------------
                                            Huey P. Falgout, Jr.
                                            Secretary

     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

              SIGNATURE                 TITLE                                 DATE
              ---------                 -----                                 ----


                                        Trustee and Chairman            January 31, 2007
-------------------------------------
John Patton*


                                        President and Chief Executive   January 31, 2007
-------------------------------------   Officer
Shaun P. Mathews*


                                        Senior Vice President           January 31, 2007
-------------------------------------   Chief/Principal Financial
Todd Modic*                             Officer


                                        Trustee                         January 31, 2007
-------------------------------------
John V. Boyer*



                                        Trustee                         January 31, 2007
-------------------------------------
Patricia W. Chadwick*


                                        Trustee                         January 31, 2007
-------------------------------------
J. Michael Earley*


                                        Trustee                         January 31, 2007
-------------------------------------
R. Barbara Gitenstein*


                                        Trustee                         January 31, 2007
-------------------------------------
Patrick W. Kenny*


                                        Trustee                         January 31, 2007
-------------------------------------
Sheryl K. Pressler*


                                        Trustee                         January 31, 2007
-------------------------------------
David W.C. Putnam*


                                        Trustee                         January 31, 2007
-------------------------------------
John G. Turner*


                                        Trustee                         January 31, 2007
-------------------------------------
Roger B. Vincent*


* + By: /s/ Huey P. Falgout, Jr.
        -----------------------------
        Huey P. Falgout, Jr.
        Attorney-in-Fact** +

** Powers of Attorney for each Trustee, Shaun P. Mathews, and Todd Modic - Filed herein.

                                POWER OF ATTORNEY

     I, the undersigned Officer and Trustee, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, Theresa K. Kelety and Todd Modic, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

                                          SECURITIES ACT OF   INVESTMENT COMPANY
REGISTRANT                                      1933              ACT OF 1940
----------                                -----------------   ------------------
ING Investors Trust                                33-23512         811-5629
ING Partners, Inc.                                333-32575        811-08319
ING Equity Trust                                  333-56881         811-8817
ING Funds Trust                                   333-59745         811-8895
ING Global Advantage and Premium
   Opportunity Fund                              333-126570        811-21786
ING Global Equity Dividend and Premium
   Opportunity Fund                              333-114333        811-21553
ING Investment Funds, Inc.                        002-34552         811-1939
ING Mayflower Trust                                33-67852         811-7978
ING Mutual Funds                                   33-56094         811-7428
ING Risk Managed Natural Resources Fund          333-136495        811-21938
                                                 333-138186        811-21938
ING Variable Insurance Trust                      333-83071         811-9477
ING Variable Products Trust                        33-73140         811-8220
ING VP Natural Resources Trust                     33-26116         811-5710
ING Prime Rate Trust                       333-68239 (5mil)         811-5410
                                          333-61831 (25mil)         811-5410
ING Senior Income Fund                           333-135548        811-10223

     I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements. This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 11, 2007.


/s/ Shaun P. Mathews
------------------------------------
Shaun P. Mathews
President and Chief Executive Officer
and Trustee:
     ING Global Advantage and Premium Opportunity Fund
     ING Global Equity Dividend and Premium Opportunity Fund
     ING Prime Rate Trust
     ING Risk Managed Natural Resources Fund

                                POWER OF ATTORNEY

     I, the undersigned Officer, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, Theresa K. Kelety and Shaun P. Mathews, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:

                                          SECURITIES ACT OF   INVESTMENT COMPANY
REGISTRANT                                      1933              ACT OF 1940
----------                                -----------------   ------------------
ING Investors Trust                                33-23512         811-5629
ING Partners, Inc.                                333-32575        811-08319
ING Equity Trust                                  333-56881         811-8817
ING Funds Trust                                   333-59745         811-8895
ING Global Advantage and Premium
   Opportunity Fund                              333-126570        811-21786
ING Global Equity Dividend and Premium
   Opportunity Fund                              333-114333        811-21553
ING Investment Funds, Inc.                        002-34552         811-1939
ING Mayflower Trust                                33-67852         811-7978
ING Mutual Funds                                   33-56094         811-7428
ING Risk Managed Natural Resources Fund          333-136495        811-21938
                                                 333-138186        811-21938
ING Variable Insurance Trust                      333-83071         811-9477
ING Variable Products Trust                        33-73140         811-8220
ING VP Natural Resources Trust                     33-26116         811-5710
ING Prime Rate Trust                       333-68239 (5mil)         811-5410
                                          333-61831 (25mil)         811-5410
ING Senior Income Fund                           333-135548        811-10223

     I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements. This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 11, 2007.


/s/ Todd Modic
------------------------------------
Todd Modic
Senior Vice President, Chief/Principal
Financial Officer and Assistant
Secretary

                                POWER OF ATTORNEY

     I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

                                          SECURITIES ACT OF   INVESTMENT COMPANY
REGISTRANT                                      1933              ACT OF 1940
----------                                -----------------   ------------------
ING Investors Trust                                33-23512         811-5629
ING Partners, Inc.                                333-32575        811-08319
ING Equity Trust                                  333-56881         811-8817
ING Funds Trust                                   333-59745         811-8895
ING Global Advantage and Premium
   Opportunity Fund                              333-126570        811-21786
ING Global Equity Dividend and Premium
   Opportunity Fund                              333-114333        811-21553
ING Investment Funds, Inc.                        002-34552         811-1939
ING Mayflower Trust                                33-67852         811-7978
ING Mutual Funds                                   33-56094         811-7428
ING Risk Managed Natural Resources Fund          333-136495        811-21938
                                                 333-138186        811-21938
ING Variable Insurance Trust                      333-83071         811-9477
ING Variable Products Trust                        33-73140         811-8220
ING VP Natural Resources Trust                     33-26116         811-5710
ING Prime Rate Trust                       333-68239 (5mil)         811-5410
                                          333-61831 (25mil)         811-5410
ING Senior Income Fund                           333-135548        811-10223

     I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements. This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 11, 2007.


/s/ John V. Boyer
------------------------------------
John V. Boyer
Director and Trustee

                                POWER OF ATTORNEY

     I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

                                          SECURITIES ACT OF   INVESTMENT COMPANY
REGISTRANT                                      1933              ACT OF 1940
----------                                -----------------   ------------------
ING Investors Trust                                33-23512         811-5629
ING Partners, Inc.                                333-32575        811-08319
ING Equity Trust                                  333-56881         811-8817
ING Funds Trust                                   333-59745         811-8895
ING Global Advantage and Premium
   Opportunity Fund                              333-126570        811-21786
ING Global Equity Dividend and Premium
   Opportunity Fund                              333-114333        811-21553
ING Investment Funds, Inc.                        002-34552         811-1939
ING Mayflower Trust                                33-67852         811-7978
ING Mutual Funds                                   33-56094         811-7428
ING Risk Managed Natural Resources Fund          333-136495        811-21938
                                                 333-138186        811-21938
ING Variable Insurance Trust                      333-83071         811-9477
ING Variable Products Trust                        33-73140         811-8220
ING VP Natural Resources Trust                     33-26116         811-5710
ING Prime Rate Trust                       333-68239 (5mil)         811-5410
                                          333-61831 (25mil)         811-5410
ING Senior Income Fund                           333-135548        811-10223

     I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements. This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 11, 2007.


/s/ Patricia W. Chadwick
-------------------------------------
Patricia W. Chadwick
Director and Trustee

                                POWER OF ATTORNEY

     I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

                                                          SECURITIES ACT OF   INVESTMENT COMPANY
                       REGISTRANT                                1933             ACT OF 1940
                       ----------                         -----------------   ------------------
ING Investors Trust                                                33-23512             811-5629
ING Partners, Inc.                                                333-32575            811-08319
ING Equity Trust                                                  333-56881             811-8817
ING Funds Trust                                                   333-59745             811-8895
ING Global Advantage and Premium Opportunity Fund                333-126570            811-21786
ING Global Equity Dividend and Premium Opportunity Fund          333-114333            811-21553
ING Investment Funds, Inc.                                        002-34552             811-1939
ING Mayflower Trust                                                33-67852             811-7978
ING Mutual Funds                                                   33-56094             811-7428
ING Risk Managed Natural Resources Fund                          333-136495            811-21938
                                                                 333-138186            811-21938
ING Variable Insurance Trust                                      333-83071             811-9477
ING Variable Products Trust                                        33-73140             811-8220
ING VP Natural Resources Trust                                     33-26116             811-5710
ING Prime Rate Trust                                       333-68239 (5mil)             811-5410
                                                          333-61831 (25mil)             811-5410
ING Senior Income Fund                                           333-135548            811-10223

     I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements. This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 11, 2007.


/s/ J. Michael Earley
-------------------------------------
J. Michael Earley
Director and Trustee

                                POWER OF ATTORNEY

     I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

                                                          SECURITIES ACT OF   INVESTMENT COMPANY
                       REGISTRANT                                1933             ACT OF 1940
                       ----------                         -----------------   ------------------
ING Investors Trust                                                33-23512             811-5629
ING Partners, Inc.                                                333-32575            811-08319
ING Equity Trust                                                  333-56881             811-8817
ING Funds Trust                                                   333-59745             811-8895
ING Global Advantage and Premium Opportunity Fund                333-126570            811-21786
ING Global Equity Dividend and Premium Opportunity Fund          333-114333            811-21553
ING Investment Funds, Inc.                                        002-34552             811-1939
ING Mayflower Trust                                                33-67852             811-7978
ING Mutual Funds                                                   33-56094             811-7428
ING Risk Managed Natural Resources Fund                          333-136495            811-21938
                                                                 333-138186            811-21938
ING Variable Insurance Trust                                      333-83071             811-9477
ING Variable Products Trust                                        33-73140             811-8220
ING VP Natural Resources Trust                                     33-26116             811-5710
ING Prime Rate Trust                                       333-68239 (5mil)             811-5410
                                                          333-61831 (25mil)             811-5410
ING Senior Income Fund                                           333-135548            811-10223

     I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements. This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 11, 2007.


/s/ R. Barbara Gitenstein
-------------------------------------
R. Barbara Gitenstein
Director and Trustee

                                POWER OF ATTORNEY

     I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

                                                          SECURITIES ACT OF   INVESTMENT COMPANY
                       REGISTRANT                                1933             ACT OF 1940
                       ----------                         -----------------   ------------------
ING Investors Trust                                                33-23512             811-5629
ING Partners, Inc.                                                333-32575            811-08319
ING Equity Trust                                                  333-56881             811-8817
ING Funds Trust                                                   333-59745             811-8895
ING Global Advantage and Premium Opportunity Fund                333-126570            811-21786
ING Global Equity Dividend and Premium Opportunity Fund          333-114333            811-21553
ING Investment Funds, Inc.                                        002-34552             811-1939
ING Mayflower Trust                                                33-67852             811-7978
ING Mutual Funds                                                   33-56094             811-7428
ING Risk Managed Natural Resources Fund                          333-136495            811-21938
                                                                 333-138186            811-21938
ING Variable Insurance Trust                                      333-83071             811-9477
ING Variable Products Trust                                        33-73140             811-8220
ING VP Natural Resources Trust                                     33-26116             811-5710
ING Prime Rate Trust                                       333-68239 (5mil)             811-5410
                                                          333-61831 (25mil)             811-5410
ING Senior Income Fund                                           333-135548            811-10223

     I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements. This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 11, 2007.


/s/ Patrick W. Kenny
-------------------------------------
Patrick W. Kenny
Director and Trustee

                                POWER OF ATTORNEY

     I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

                                                          SECURITIES ACT OF   INVESTMENT COMPANY
                       REGISTRANT                                1933             ACT OF 1940
                       ----------                         -----------------   ------------------
ING Investors Trust                                                33-23512             811-5629
ING Partners, Inc.                                                333-32575            811-08319
ING Equity Trust                                                  333-56881             811-8817
ING Funds Trust                                                   333-59745             811-8895
ING Global Advantage and Premium Opportunity Fund                333-126570            811-21786
ING Global Equity Dividend and Premium Opportunity Fund          333-114333            811-21553
ING Investment Funds, Inc.                                        002-34552             811-1939
ING Mayflower Trust                                                33-67852             811-7978
ING Mutual Funds                                                   33-56094             811-7428
ING Risk Managed Natural Resources Fund                          333-136495            811-21938
                                                                 333-138186            811-21938
ING Variable Insurance Trust                                      333-83071             811-9477
ING Variable Products Trust                                        33-73140             811-8220
ING VP Natural Resources Trust                                     33-26116             811-5710
ING Prime Rate Trust                                       333-68239 (5mil)             811-5410
                                                          333-61831 (25mil)             811-5410
ING Senior Income Fund                                           333-135548            811-10223

     I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements. This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 11, 2007.


/s/ Jock Patton
-------------------------------------
Jock Patton
Chairman and Director/Trustee

                                POWER OF ATTORNEY

     I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

                                                          SECURITIES ACT OF   INVESTMENT COMPANY
                       REGISTRANT                                1933             ACT OF 1940
                       ----------                         -----------------   ------------------
ING Investors Trust                                                33-23512             811-5629
ING Partners, Inc.                                                333-32575            811-08319
ING Equity Trust                                                  333-56881             811-8817
ING Funds Trust                                                   333-59745             811-8895
ING Global Advantage and Premium Opportunity Fund                333-126570            811-21786
ING Global Equity Dividend and Premium Opportunity Fund          333-114333            811-21553
ING Investment Funds, Inc.                                        002-34552             811-1939
ING Mayflower Trust                                                33-67852             811-7978
ING Mutual Funds                                                   33-56094             811-7428
ING Risk Managed Natural Resources Fund                          333-136495            811-21938
                                                                 333-138186            811-21938
ING Variable Insurance Trust                                      333-83071             811-9477
ING Variable Products Trust                                        33-73140             811-8220
ING VP Natural Resources Trust                                     33-26116             811-5710
ING Prime Rate Trust                                       333-68239 (5mil)             811-5410
                                                          333-61831 (25mil)             811-5410
ING Senior Income Fund                                           333-135548            811-10223

     I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements. This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 11, 2007.


/s/ Sheryl K. Pressler
-------------------------------------
Sheryl K. Pressler
Director and Trustee

                                POWER OF ATTORNEY

     I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

                                                          SECURITIES ACT OF   INVESTMENT COMPANY
                       REGISTRANT                                1933             ACT OF 1940
                       ----------                         -----------------   ------------------
ING Investors Trust                                                33-23512             811-5629
ING Partners, Inc.                                                333-32575            811-08319
ING Equity Trust                                                  333-56881             811-8817
ING Funds Trust                                                   333-59745             811-8895
ING Global Advantage and Premium Opportunity Fund                333-126570            811-21786
ING Global Equity Dividend and Premium Opportunity Fund          333-114333            811-21553
ING Investment Funds, Inc.                                        002-34552             811-1939
ING Mayflower Trust                                                33-67852             811-7978
ING Mutual Funds                                                   33-56094             811-7428
ING Risk Managed Natural Resources Fund                          333-136495            811-21938
                                                                 333-138186            811-21938
ING Variable Insurance Trust                                      333-83071             811-9477
ING Variable Products Trust                                        33-73140             811-8220
ING VP Natural Resources Trust                                     33-26116             811-5710
ING Prime Rate Trust                                       333-68239 (5mil)             811-5410
                                                          333-61831 (25mil)             811-5410
ING Senior Income Fund                                           333-135548            811-10223

     I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements. This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 11, 2007.


/s/ David W. C. Putnam
-------------------------------------
David W. C. Putnam
Director and Trustee

                                POWER OF ATTORNEY

     I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

                                                          SECURITIES ACT OF   INVESTMENT COMPANY
                       REGISTRANT                                1933             ACT OF 1940
                       ----------                         -----------------   ------------------
ING Investors Trust                                                33-23512             811-5629
ING Partners, Inc.                                                333-32575            811-08319
ING Equity Trust                                                  333-56881             811-8817
ING Funds Trust                                                   333-59745             811-8895
ING Global Advantage and Premium Opportunity Fund                333-126570            811-21786
ING Global Equity Dividend and Premium Opportunity Fund          333-114333            811-21553
ING Investment Funds, Inc.                                        002-34552             811-1939
ING Mayflower Trust                                                33-67852             811-7978
ING Mutual Funds                                                   33-56094             811-7428
ING Risk Managed Natural Resources Fund                          333-136495            811-21938
                                                                 333-138186            811-21938
ING Variable Insurance Trust                                      333-83071             811-9477
ING Variable Products Trust                                        33-73140             811-8220
ING VP Natural Resources Trust                                     33-26116             811-5710
ING Prime Rate Trust                                       333-68239 (5mil)             811-5410
                                                          333-61831 (25mil)             811-5410
ING Senior Income Fund                                           333-135548            811-10223

     I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements. This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 11, 2007.


/s/ John G. Turner
-------------------------------------
John G. Turner
Director and Trustee

                                POWER OF ATTORNEY

     I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Jeffrey S. Puretz, Theresa K. Kelety, Shaun P. Mathews and Todd Modic, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:

                                                          SECURITIES ACT OF   INVESTMENT COMPANY
                       REGISTRANT                                1933             ACT OF 1940
                       ----------                         -----------------   ------------------
ING Investors Trust                                                33-23512             811-5629
ING Partners, Inc.                                                333-32575            811-08319
ING Equity Trust                                                  333-56881             811-8817
ING Funds Trust                                                   333-59745             811-8895
ING Global Advantage and Premium Opportunity Fund                333-126570            811-21786
ING Global Equity Dividend and Premium Opportunity Fund          333-114333            811-21553
ING Investment Funds, Inc.                                        002-34552             811-1939
ING Mayflower Trust                                                33-67852             811-7978
ING Mutual Funds                                                   33-56094             811-7428
ING Risk Managed Natural Resources Fund                          333-136495            811-21938
                                                                 333-138186            811-21938
ING Variable Insurance Trust                                      333-83071             811-9477
ING Variable Products Trust                                        33-73140             811-8220
ING VP Natural Resources Trust                                     33-26116             811-5710
ING Prime Rate Trust                                       333-68239 (5mil)             811-5410
                                                          333-61831 (25mil)             811-5410
ING Senior Income Fund                                           333-135548            811-10223

     I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements. This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of January 11, 2007.


/s/ Roger B. Vincent
-------------------------------------
Roger B. Vincent
Director and Trustee

                                  EXHIBIT INDEX

                                ING EQUITY TRUST

EXHIBIT NUMBER   NAME OF EXHIBIT
--------------   ---------------
(j)(1)           Consent of Dechert, LLP.

(j)(2) Consent of KPMG LLP, an independent registered public accounting firm.